As Filed with the Securities and Exchange Commission on April 28, 2011
Registrant No. 333-109579\811-21440

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	333-109579

Post-Effective Amendment No. 17	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 18	811-21440

(Check appropriate box or boxes)

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN
(Exact name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road NE
Cedar Rapids, Iowa  52499
(Address of Depositor's Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (610) 439-5253

(Name and complete address
of agent for service)                                                                                     Copy to:

Frank A. Camp, Esq.                                                                                           Frederick R. Bellamy, Esq.
Transamerica Life Insurance Company                                                           Sutherland Asbill & Brennan LLP
4333 Edgewood Road, N.E.                                                                                1275 Pennsylvania Avenue, N.W.
Cedar Rapids, IA  52499                                                                                     Washington, DC  20004-2415

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ x ]	on May 1, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered:  Individual variable adjustable life insurance policies.

PART A

P R O S P E C T U S
May 1, 2011

ADVANTAGE X
issued through
Transamerica Corporate Separate Account Sixteen
by
Transamerica Life Insurance Company
Home Office:
4333 Edgewood Road NE
Cedar Rapids, IA 52499
1-888-804-8461 ● 1-319-355-8572

A Variable Adjustable Life Insurance Policy

This prospectus describes the Advantage X, a variable adjustable life insurance policy (the “Policy”) offered by Transamerica Life Insurance Company (“Transamerica Life,” “we,” or “us”), an AEGON company.  A purchaser of a Policy (“owner”, “you” or “your”) may allocate amounts under the Policy to one or more of the subaccounts of the Transamerica Corporate Separate Account Sixteen (the “separate account”) or to the fixed account (which credits a specified guaranteed interest rate).  Each subaccount invests its assets in one of the corresponding underlying fund portfolios listed on the following page.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another policy you own to make premium payments under this Policy.

Prospectuses for the portfolios must accompany this prospectus.  Certain portfolios may not be available in all states.  Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Policy is not guaranteed to achieve its goal.  The Policy involves risk, including possible loss of the amount invested and possible loss of insurance coverage.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

American Funds Insurance Series	Janus Aspen Series (continued)
AFIS Global Small Capitalization Fund (Class 2)	Janus Aspen Forty Portfolio (Institutional Shares)
AFIS Growth Fund (Class 2)	Janus Aspen Janus Portfolio (Institutional Shares)
AFIS International Fund (Class 2)	Janus Aspen Overseas Portfolio (Institutional Shares)
AFIS New World Fund (Class 2)	Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares)
Janus Aspen Worldwide Portfolio (Institutional Shares)
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund, Variable Series (Class A)	PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio (Administrative Class)
DFA Investment Dimensions Group, Inc.	PIMCO VIT All Asset Portfolio (Institutional Class)
DFA VA Global Bond Portfolio	PIMCO VIT High Yield Portfolio (Institutional Class)
DFA VA International Small Portfolio	PIMCO VIT Real Return Portfolio (Institutional Class)
DFA VA International Value Portfolio	PIMCO VIT Short-Term Portfolio (Institutional Class)
DFA VA Short-Term Fixed Portfolio	PIMCO VIT Total Return Portfolio (Institutional Class)
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
Royce Capital Fund
DWS Investments VIT Funds	Royce Micro-Cap Portfolio
DWS Small Cap Index VIP (Class A)	Royce Small-Cap Portfolio

Fidelity Variable Insurance Products Funds	T. Rowe Price Equity Series, Inc.
Fidelity VIP Balanced Portfolio (Initial Class)	T. Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Contrafund® Portfolio (Initial Class)	T. Rowe Price Equity Income Portfolio
Fidelity VIP Growth Portfolio (Initial Class)	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity VIP High Income Portfolio (Initial Class)	T. Rowe Price New America Growth Portfolio
Fidelity VIP Mid Cap Portfolio (Initial Class)
T. Rowe Price International Series, Inc.
First Eagle Variable Funds	T. Rowe Price International Stock Portfolio
First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust
Ibbotson ETF Allocation Series	Third Avenue Value Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)	Van Eck VIP Trust
Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)	Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)
Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson Income and Growth ETF Allocation Portfolio (Class 1)	Vanguard® Variable Insurance Fund
Vanguard® VIF Balanced Portfolio
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Vanguard® VIF Capital Growth Portfolio
Invesco V.I. Capital Development Fund (Series I Shares)1	Vanguard® VIF Diversified Value Portfolio
Invesco V.I. Dividend Growth Fund (Series I Shares)2	Vanguard® VIF Equity Income Portfolio
Invesco V.I. Global Health Care Fund (Series I Shares)	Vanguard® VIF Equity Index Portfolio
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)	Vanguard® VIF Growth Portfolio
Invesco V.I. Small Cap Equity Fund (Series I Shares)	Vanguard® VIF High Yield Bond Portfolio
Invesco V.I. Technology Fund (Series I Shares)	Vanguard® VIF International Portfolio
Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares)	Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® VIF Money Market Portfolio
Janus Aspen Series	Vanguard® VIF REIT Index Portfolio
Janus Aspen Balanced Portfolio (Institutional Shares)	Vanguard® VIF Short-Term Investment-Grade Portfolio
Janus Aspen Enterprise Portfolio (Institutional Shares)	Vanguard® VIF Small Company Growth Portfolio
Janus Aspen Flexible Bond Portfolio (Institutional Shares)	Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® VIF Total Stock Market Index Portfolio

1	On April 29, 2011, the Invesco V.I. Dynamics Fund (Series I Shares) merged into the Invesco V.I. Capital Development Fund (Series I Shares).
2	On April 29, 2011, the Invesco V.I. Financial Services Fund (Series I Shares) merged into the Invesco V.I. Dividend Growth Fund (Series I Shares).

TABLE OF CONTENTS

Policy Benefits/Risks Summary ……………………………………………………………………………....	1

Policy Benefits	……………………………………………………………………………………......	1

The Policy in General………………………………………………………………………...	1
Flexible Premiums…………………………………………………………………………….	1
Free-Look Period………………………………………………………..................................	1
Variable Life Insurance Benefit……………………………………………………………..	2
Cash Value………………………………………………………………………………….…	2
Transfers………………………………………………………………………………………	3
Loans…………………………………………………………………………………………..	3
Partial Withdrawals and Surrenders………………………………………………………..	3
Tax Benefits……………………………………………………………………………….…..	4
Personalized Illustrations………………………………………………………………….…	4

Policy Risks………………………………………………………………………………………….......	4

Investment Risks……………………………………………………………………………..	4
Risk of Lapse…………………………………………………………………………….……	4
Tax Risks (Income Tax and MEC)…………………………………………………………..	4
Load Risk……………………………………………………………………………….……..	5
Loan Risks…………………………………………………………………………………….	5
Risk of an Increase in Current Fees and Expenses……………………………………….	5
Risk of Agent/Registered Representative Action…………………………………….…..	5

Portfolio Risks………………………………………………………………………………….….....................	5
Fee Tables…………………………………………………………………………………….…………….......	6

Transaction Fees………………………………………………………………………….……..	6
Periodic Charges Other Than Portfolio Operating Expenses………………………….…….	7
Annual Portfolio Operating Expenses………………………………………………….………	10

Transamerica Life, The Separate Account, The Fixed Account and The Portfolios…………………...	16

Transamerica Life…………………………………………………………………….…………..	16
The Separate Account……………………………………………………………….…………	17
The Fixed Account………………………………………………………………….…………..	17
The Portfolios……………………………………………………………………….……………	18
Selection of the Underlying Portfolios…………………………………………………………	27
Addition, Deletion or Substitution of Portfolios……………………………………………..	28
Your Right to Vote Portfolio Shares…………………………………………………………...	28
Revenue We Receive……………………………………………………………………………..	29

Charges and Deductions………………………………………………………………….………………….	30

Percent of Premium Load………………………………………………………….…………....	30
Monthly Deduction……………………………………………………………………………...	31

Monthly Policy Charge……………………………………………………………….	32
Monthly Cost of Insurance Charge…………………………………………………	32
Optional Term Insurance Rider……………………………………………………….	33
Mortality and Expense Risk Charge………………………………………………...	33
Monthly Deferred Sales Load………………………………………………….…..…	34

Administrative Charges…………………………………………………………………….......	34

Partial Withdrawal Charge……………………………………………………………	34
Loan Interest ………………………………………………………………………….	35
Transfer Charge ………………………………………………………………………	35
Taxes ……………………………………………………………………………………	35

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Portfolio Expenses ….………………………………………………………………..	35
The Policy……….…………………………………………………………………………………………......	37

Ownership Rights…………….………………………………………………………………….	37
Modifying the Policy………..…………………………………………………………………..	37
Purchasing a Policy………………………………..……………………………………………	38
Replacement of Existing Insurance…………….…….………………………………………..	38
When Insurance Coverage Takes Effect…….……………………………………………….	38
Free-Look Period……………….………………………………………………….………….....	39
Backdating a Policy…………..………………………………………………………………....	39
“Good Order” Requirements ………..…………………………………………….…………...	39

Policy Features………………………………………………………………………………………………...	40

Premiums…………………………………..…………………………………….……………….	40

Allocating Premiums……………………………………………………………….	40
Premium Flexibility………………………………………………………………….	41
Planned Periodic Payments……………………………………………….……….	41
Premium Limitations………………………………………………………………..	41
Making Premium Payments……………………………………………….……….	41

Transfers…………………………………………………………………………………………………….....	42

General……………………………………………………………………………………………	42
Fixed Account Transfers……………………………………………………………………….	42
Disruptive Trading and Market Timing……………………………………………………….	43
Transfer Procedures…………………………………………………………………………….	46
Asset Rebalancing Program………………………………………………….…………………	46
Third Party Asset Allocation Services……………………………………….……………….	47

Policy Values……………………………………………………………………….……………….………....	48

Cash Value…………………………………………………………………….…………………	48
Net Cash Value………………………………………………………………….……………….	48
Subaccount Value……………………………………………………………………………….	48
Accumulation Units………………………………………………..…………………………....	48
Accumulation Unit Value……………………………………………………………………….	49
Net Investment Factor…………………………………………………………………………..	49
Fixed Account Value…………………………………………………………………………….	50

Life Insurance Benefit………………………………………………………………………………………...	50

Life Insurance Benefit Options …………………………………….………………………….	51
Life Insurance Benefit Compliance Tests……………………………………………………..	52

Choosing a Life Insurance Benefit Option……………………..………………..	55
Changing the Life Insurance Benefit Option………………………..…………..	55
How Life Insurance Benefits May Vary in Amount……………………………	55
Changing the Face Amount…………………………………….………………...	56

Decreasing the Face Amount …………………………………………….	56
Increasing the Face Amount ……………………………………………...	56

Duration of the Policy………………………………………………………………..	57
Payment Options……………………………………………………………………..	57

Surrenders and Partial Withdrawals…………………………………………………………………………	57

Surrenders………………………………………………………………………………………..	57

Possible Additional Amount Payable On Surrender……………………………....	57

Partial Withdrawals……………………………………………………………………………..	59

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Loans………………………………………………….……………………………………………………......	60

General…………………………………………….……………………………………………...	60

Interest Rate Charged……………………….………………………………………..	61

Loan Account Interest Rate Credited………………………………………...……	61
Maximum Loan Account Interest Rate…………….…………………………........	61
Indebtedness……………………………………….…………………………....……	61
Repayment of Indebtedness………………...……….……………………………..	61

Effect of Policy Loans…………………………………………………………………………..	62

Policy Lapse and Reinstatement……………………………………………………………………………..	62

Lapse……………………………………………………………………………………………...	62
Reinstatement……………………………………………………………………………………	62

Policy Termination………………………………………………………………………………………….....	63
Federal Income Tax Considerations…………………………………………………………………………	63

Introduction……………………………………………………………………………………...	63
Tax Status of the Policy………………………………………………………………………...	63
Tax Treatment of Policy Benefits……………………………………………………………....	64

Other Policy Information……………………………………………………………………………………..	69

Payments We Make…………………………………………………………………………….	69
Split Dollar Arrangements……………………………………………………………………...	69

Supplemental Benefits (Riders)……………………………………………………………………………...	70

Term Insurance Rider…………………………………………………………………………...	70
Experience Credits Rider ………………………………………………………………………..	71
Death Benefit Enhancement Riders…………..………………………………………………..	72

Additional Information………………………………………………………………………………………..	75

Sale of the Policies………………………………………………………………………………	75
State Variations………………………………………………………………………………….	76
Legal Proceedings……………………………………………………………………………….	77
Financial Statements…………………………………………………………………………….	77

Table of Contents of the Statement of Additional Information………………………………………….	78
Glossary……………………………………………………………………………………………………......	79
Appendix……………………………………………………………………………………………………....	83
Prospectus Back Cover ………………………………………………………………………………….......	85
Personalized Illustrations of Policy Benefits…………………………………………………………….....	85
Inquiries……………………………………………………………………………………………………......	85

This Policy is not available in the State of New York.

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POLICY BENEFITS/RISKS SUMMARY ADVANTAGE X

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•
The Advantage X is a variable adjustable life insurance policy.  The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation.  The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).

•	Under Transamerica Life’s current rules, the Policy will be offered to corporations and partnerships that meet the following conditions at issue:

•	A minimum of five (5) Policies are issued, each on the life of a different insured; or
•	The aggregate annualized first-year planned premium for all Policies is at least $100,000.

•
The Policy is designed to be long-term in nature in order to provide significant life insurance benefits.  However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.

•
Fixed Account.  You may put your cash value in the fixed account where it earns at least 2.00% annual interest.  We may declare higher rates of interest, but we are not obligated to do so.  The fixed account is part of our general account.

•
Separate Account.  You may also put your cash value in any of the subaccounts of the separate account.  Each subaccount invests exclusively in one of the portfolios listed on the inside front cover of this prospectus and under “The Portfolios” section.  Money you place in a subaccount is subject to investment risk, and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

•
Supplemental Benefits (Riders).  Supplemental riders, such as the Term Life Insurance Rider, the Experience Credits Rider, and the Death Benefit Enhancement Riders are available under the Policy.  Depending on the riders you add, we may deduct a charge for the rider from the Policy's cash value as part of the monthly deduction.  These riders may not be available in all states.

Flexible Premiums

•     You select a premium payment plan, but the plan is flexible – you are not required to pay premiums according to the plan. You must pay an initial premium before insurance coverage is in force.  You can change the frequency and amount, within limits, and can skip premium payments.  Unplanned premiums may be made, within limits.

•     You increase your risk of lapse if you do not regularly pay premiums; however, failing to pay premiums alone will not cause the Policy to lapse and paying the planned premiums will not guarantee that the Policy will remain in force.  Under certain circumstances, extra premiums may be required to prevent lapse.

Free-Look Period

•    Unless we receive information or are notified otherwise at our home office, we will deem the Policy delivered to you 4 days after we mail the Policy.  You may return the Policy for a refund, but only if you return it within a prescribed free-look period, which is generally 14 days after we mail the Policy or 10 days after the delivery of the Policy to you.  Certain states may require a longer free-look period.  The amount of the refund will be the greater of (a) the Policy's cash

1

value as of the date the Policy is returned to (and a written request to cancel the Policy is received in good order at) our home office, or (b) the amount of premiums paid, less any partial withdrawals.  During the free-look period, we will either (a) allocate the initial premium payment(s) to the subaccounts indicated on the application, or (b) hold the premiums paid in our general account or, if available, in the money market subaccount.  If you decide to cancel your Policy during the free-look period, then we will treat the Policy as if it had never been issued.

Variable Life Insurance Benefit

• If the insured dies while the Policy is in force, we will pay a life insurance benefit to the beneficiary(ies) subject to applicable law and the terms of the Policy.  The amount of the life insurance benefit depends on the face amount of insurance you select (the
 “face amount”), the life insurance benefit option you choose, the tax compliance test you choose, and any additional insurance provided by riders you purchase.

• Under current tax law, the life insurance benefit should generally be paid to the beneficiary free of any U.S. income tax obligations. Other taxes, such as estate taxes, may apply.
o Choice Among Life Insurance Benefit Options. You must choose one of three life insurance benefit options. We offer the following:
• Option 1 is the greater of:
➢	the face amount of the Policy; or
➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

• Option 2 is the greater of:
➢	the face amount of the Policy plus the Policy's cash value on the date of the insured's death; or
➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

• Option 3 is the greater of:
➢	the face amount of the Policy plus the cumulative premiums paid less cumulative partial withdrawals; or
➢	a limitation percentage multiplied by the Policy's cash value on the date of the insured's death.

As used above, the term “limitation percentage” is used to determine the minimum life insurance benefit.  The limitation percentage depends on which tax compliance test you choose.  See the “Guideline Premium Test” and the “Cash Value Accumulation Test” tables set forth in the Life Insurance Benefit section of this prospectus for additional information.

We will reduce the life insurance benefit proceeds by any outstanding indebtedness and any due and unpaid charges. We will increase the life insurance benefit proceeds by any additional insurance benefits you add by rider.  We may pay benefits under the Policy in a lump sum or under one of the settlement options set forth in the Policy.

The Policy allows you to choose between two life insurance tax compliance tests: the guideline premium test and the cash value accumulation test. You can choose either tax compliance test with any of the three life insurance benefit options. Your election may affect the amount of the life insurance benefit proceeds and the monthly deduction.  Once chosen, the test may not be changed.  You should consult a tax advisor when choosing a tax test.

Change in Life Insurance Benefit Option and Face Amount.  After the first Policy year, you may change the life insurance benefit option or increase or decrease the face amount by sending a written request to our home office.  Any increase in face amount will require proof of insurability and will result in additional charges.  Changes in life insurance benefit options may require proof of insurability.  We do not allow changes between life insurance benefit options 2 and 3.  Changing the life insurance benefit option or the face amount may have tax consequences.

Cash Value

•   Cash value is the sum of your Policy's value in each subaccount, the fixed account, and the loan account.  It is the starting point for calculating important values under the Policy, such as net cash value and the life insurance benefit. There is no guaranteed

2

minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions and/or any outstanding loan amount(s).

Transfers
•	You can transfer cash value among the subaccounts and the fixed account subject to certain restrictions. You currently may make transfers in writing or by fax to our home office.

•	We reserve the right to charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

•	An asset rebalancing program is available.

•
After the first Policy year, you may make one transfer per Policy year from the fixed account.  We must receive your request to transfer from the fixed account within 30 days after a Policy anniversary.  The maximum amount that may be transferred is the greater of 25% of the then-current value of the fixed account or the amount transferred in the prior Policy year from the fixed account.

•	We reserve the right to impose severe restrictions on, or even eliminate the transfer privilege. See “Disruptive Trading and Market Timing.”

Loans
•
After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy of up to 90% of the net cash value on that date.  We may permit a loan before the first Policy anniversary for Policies issued pursuant to a transfer of cash values from another life insurance policy under Section 1035 (a) of the Internal Revenue Code (the “Code”).  The minimum loan amount is $500.

•
We currently charge interest of 2.75% annually in Policy Years 1-30 and 2.10% annually in Policy Years 31+ on any outstanding indebtedness. This charge may increase, but is guaranteed not to exceed 4.00%.  Interest is added to the amount of the loan to be repaid.

•
To secure the loan, we transfer a portion of your cash value to the loan account. The loan account is part of our general account. We will credit 2.00% interest annually on amounts in the loan account.

•
Loans may have tax consequences.  In particular, Federal income taxes and a penalty tax may apply to loans you take from or secure by the Policy if it is a modified endowment contract.  See “Federal Income Tax Considerations.”

Partial Withdrawals and Surrenders
•
You may take partial withdrawals of cash value after the first Policy year.  The amount of the withdrawal must be at least $500, and the remaining net cash value following a withdrawal may not be less than $500.

•	We reserve the right to deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) pro rata from each of the subaccounts and the fixed account.

•
The cash value and the net cash value will be reduced, as of the date of payment, by the amount of any partial withdrawal that you make, including any processing fee.  Withdrawals taken at any time, but especially during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the Policy.

•
If you select life insurance benefit option 1, a partial withdrawal will reduce the face amount by the amount of the withdrawal.  If you select life insurance benefit option 2, a partial withdrawal will not reduce the face amount.  If you select life insurance benefit option 3 and the partial withdrawal is greater than the sum of the premiums paid, the face amount is reduced by the amount of the partial withdrawal minus the sum of the premiums paid; otherwise the face amount is not reduced.  In no event will the face amount be reduced below $1,000.00.

•
You may fully surrender the Policy at any time before the insured’s death.  Life insurance coverage will end.  You will receive the net cash value.  There are no surrender charges on this Policy, but there is a monthly deferred sales load in Policy years 2-7.

3

•	A partial withdrawal or surrender may have tax consequences.

Tax Benefits
A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

If the Policy satisfies the definition of life insurance under the Code, the life insurance benefit generally should be excludable from the taxable income of the recipient.  In addition, you should not be deemed to be in constructive receipt of the cash value, and therefore should not be taxed on increases (if any) in the cash value until you take out a loan or partial withdrawal or surrender the Policy.  Transfers between the subaccounts are not taxable transactions.

Personalized Illustrations
You may request personalized illustrations that reflect your own particular circumstances.  These hypothetical illustrations may help you to:

•	understand the long-term effects of different levels of investment performances,
•	understand the charges and deductions under the Policy, and
•	compare the Policy to other life insurance policies.

These hypothetical illustrations also show the value of the annual premiums accumulated with interest and demonstrate that the net cash value may be low (compared to the premiums paid plus accumulated interest) especially if you surrender the Policy in the early Policy years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

Policy Risks

Investment Risks
You may allocate your Policy’s cash value to one or more subaccounts, which invest in a designated portfolio.  You will be subject to the risk that the investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, we will credit your fixed account value with a declared rate of interest.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2.00%.

Risk of Lapse
Your Policy may lapse if loans, partial withdrawals, the monthly deductions and insufficient investment returns reduce the net cash value to zero.  The Policy will enter a 62-day late period if on any monthly deduction day the net cash value (the cash value minus any outstanding indebtedness) is not enough to pay the monthly deduction due, and then your Policy will lapse unless you make a sufficient payment during the late period.

If you take a partial withdrawal or Policy loan, if you make changes in the life insurance benefit option or the face amount, or if you add, increase or decrease a rider, you may increase the risk of a lapse.

A Policy lapse may have adverse tax consequences.

You may reinstate this Policy within five years after it has lapsed (and before the insured reaches age 100), if the insured meets our insurability requirements and you pay the amount we require.

Tax Risks (Income Tax and MEC)
A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class

4

should generally satisfy the applicable Code requirements. In the absence of guidance, however, there is less certainty with respect to Policies issued on a substandard basis, particularly if you pay the full amount of premiums.

Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on partial withdrawals, surrenders and loans taken before you reach age 59 ½.  All MECs that we (and/or our affiliates) issue to the same owner in the same calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.  If a Policy is not treated as a MEC, partial withdrawals, surrenders and loans generally will not be subject to tax to the extent of your investment in the Policy, and amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. See “Federal Income Tax Considerations.”  You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Load Risk
The payment of higher premium amounts during the first Policy year will result in higher amounts being subject to the deferred sales charge in Policy years 2-7.  When deciding upon the appropriate amount and timing of premium payments, you should consider the combined effect of the percent of premium load and the deferred sales charge.

Loan Risks
A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan account as collateral. We then credit a fixed interest rate of 2.00% to the loan account. As a result, the loan account does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

We currently charge interest of 2.75% annually in Policy Years 1-30 and 2.10% annually in Policy Years 31+ on any outstanding indebtedness. This charge may increase, but is guaranteed not to exceed 4.00%.  Interest is added to the amount of the loan to be repaid.

A Policy loan could make it more likely that a Policy would lapse.

If a loan from a Policy is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy.  A loan taken out from a Policy that is a MEC is taxed as if it were a withdrawal from the Policy.

Risk of an Increase in Current Fees and Expenses
Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Agent/Registered Representative Actions
The registered representative/agent of record for your Policy may change your allocation instructions for you, and may make transfers among the subaccounts or from the subaccounts to the fixed account on your behalf.  You will be bound by these actions of your registered representative/agent of record.  You assume the risk that the registered representative/agent of record for your Policy will allocate premium or make transfers that you would not have made and/or that result in a reduction in cash value.

 PORTFOLIO RISKS

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

5

FEE TABLES

The following tables describe the fees and expenses that are payable (directly and indirectly) when buying and owning a Policy.  If the amount of a charge depends on the personal characteristics of the insured or the owner, the fee table lists the minimum and maximum charges we assess under the Policy, as well as the fees and charges of a typical insured, with the characteristics set forth in the table.  These charges may not be typical of the charges you will pay.  (In certain cases, different charges apply to Policies issued before January 1, 2010; see footnotes below).

The first table describes the fees and expenses that are payable when buying the Policy, paying premiums, making partial withdrawals from the Policy or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted Maximum Guaranteed Charge the Policy Allows	Amount Deducted Current Charge at Time of Policy Issue
Percent of Premium Load1	Upon receipt of premium	15.00% of each premium received
12.00% of premium received up to target premium2 and 0% of premium received in excess of target in Policy year 1; 9.00% of premium received up to target premium and 0% of premium received in excess of target in Policy years 2-4; 2.50% of premium received up to target premium and 0% of premium received in excess of target in Policy years 5-7; 2.10% of premium received up to target premium and 0% of premium received in excess of target in Policy years 8-10; and 0.50% of premium received up to target premium and 0% of premium received in excess of target in Policy years 11+.

Partial Withdrawal Charge	Upon withdrawal	$25.00	$0
Transfer Charge	Upon each transfer beyond 12 transfers in any Policy year	$25.00 for each transfer in excess of 12 per Policy year	$0

1 Different current charges apply to Policies issued before January 1, 2010.  For these policies, the highest current percent of premium load deduction is: 12.50% of premium received up to the target premium in Policy year 1; 11.00% of premium received up to the target premium in Policy years 2-4; 4.10% of premium received up to the target premium in Policy years 5-7; 2.10% of premium received up to the target premium in Policy years 8-10;

6

 0.50% of premium received up to the target premium in Policy years 11+; and 2.80% current percent of premium load on excess of target premium for Policy years 1-30.  The maximum guaranteed percent of premium load is 15.00% of each premium payment.

2 The “target premium” is not the planned premium that you intend to pay. The target premium is used to calculate the percent of premium load and monthly deferred sales charge. Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract. Target premiums vary depending on the insured’s gender, issue age and underwriting class.

The table below describes the fees and expenses that a policy owner will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted Maximum Guaranteed Charge the Policy allows	Amount Deducted Current Charge at time of Policy Issue
Monthly Contract Charge1	On the effective date (date of issue) and on each monthly deduction day	$10.00 per month	$5.00 per month
Cost of Insurance2 (without extra ratings)3
♦ Minimum Charge	On the effective date and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk 5(Female, Non-Tobacco, Age 20, Medical Issue)	$0.0085 per month per $1000 of net amount at risk (Female, Non-Tobacco, Age 20, Medical Issue)
♦ Maximum Charge	On the effective date and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)	$21.25 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)

7

♦ Charge for a Male, age 48, Guaranteed Issue, during the first Policy year	On the effective date and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.02 per month per $1000 of net amount at risk
Cost of Insurance2 if Experience Credits Rider is elected4 (without extra ratings)3
• Minimum Charge	On the effective Date and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk5 (Female, Non-Tobacco, Age 20, Medical Issue)	$0.0102 per month per $1000 of net amount at risk (Female, Non-Tobacco, Age 20, Medical Issue)
• Maximum Charge	On the effective Date and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk (Male, Tobacco, Age 99, Guaranteed Issue)	$25.50 per month per $1000 of net amount of risk (Male, Tobacco, Age 99, Guaranteed Issue)
• Charge for a Male, age 48, Guaranteed Issue, during the first Policy year	On the effective Date and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.025 per month per $1000 of net amount at risk
Mortality and Expense Risk Charge6	On the effective date and on each monthly deduction day	2.00% (annually) of the average cash value	0.75% (annually) of the average cash value in Policy years 1 – 30, 0.10% (annually) of the average cash value in Policy years 31+
Loan Interest Spread7	On Policy anniversary or earlier, as applicable8	2.00% (annually)	0.75% (annually) in Policy years 1 – 30; and 0.10% (annually) in Policy years 31+
Monthly Deferred Sales Load9	On each monthly deduction day during Policy years 2-7	0.30% of all premium received in Policy year 1	0.250% of the premium received up to target premium in Policy year 1, and 0% of premium received in excess of target premium in Policy year 1
Term Life Insurance Rider10
♦ Minimum Charge	On the effective date (date of issue) and on each monthly deduction day	$0.04 per month per $1000 of net amount at risk	$0.0085 per month per $1000 of net amount at risk

8

♦ Maximum Charge	On the effective date (date of issue) and on each monthly deduction day	$29.19 per month per $1000 of net amount at risk	The maximum amount you may borrow is 90% of the net cash value. $25.68 per month per $1000 of net amount at risk
♦ Charge for a Male, age 48, Guaranteed Issue	On the effective date (date of issue) and on each monthly deduction day	$0.29 per month per $1000 of net amount at risk	$0.02 per month per $1000 of net amount at risk

1 For Policies issued prior to January 1, 2010, the monthly contract charge is $5.00 for Policy years 1 – 20.  The highest current monthly contract charge is $5.00 per month in all Policy years. The maximum guaranteed charge is $10.00 per month in all Policy years.
2Current cost of insurance rates vary based on a number of factors.  The factors that are currently the most material are: the insured’s age, sex, underwriting class and the Policy duration.  The cost of insurance charges shown in the table may not be representative of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy.  You can obtain more information about your cost of insurance charges by contacting your registered representative or the home office listed on the back cover. Different current cost of insurance charges apply to Policies issued before January 1, 2010.
3 We may place an insured in a substandard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured presents additional mortality risks, we may add a surcharge to the cost of insurance rates.
4 If the owner selects the experience credits rider, the cost of insurance charge is increased by 20% to fund a claims stabilization reserve.  Overall Policy costs may be less over time if experience credits are paid due to better claims experience for the group of cases than anticipated.  Please refer to the Supplemental Benefit Riders section for more details.
5 The net amount at risk equals the life insurance benefit on a monthly deduction day, minus the cash value as of the monthly deduction day.
6 Different current mortality and expense risk charges apply to Policies issued before January 1, 2010. The highest current mortality and expense risk charge is 0.90% (annually) in Policy years 1-9; 0.15% (annually) in Policy years 10+.  The maximum guaranteed charge for these Policies is 2.00% (annually) in all years.
7 The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed a maximum of 4.00% annually) and the amount of interest we credit to the amount in your loan account (the interest we credit to amounts in the loan account is 2.00% annually).  See Maximum Loan Account Interest Rate.
8 While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination or the insured’s death.
9 The charge on premium received in excess of target premium may be applicable where the contract is a modified endowment contract and qualifies as a life insurance contract.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract.  Different current monthly deferred sales loads apply for Policies issued before
January 1, 2010.  The highest current monthly deferred sales load is 0.300% of the premium received up to target premium in Policy year 1 and 0.034% of premium received in excess of target premium in Policy year 1.  The maximum guaranteed charge is 0.300% of all premium received in Policy year 1.
10 The charge for this rider varies based on the issue age, duration, sex, underwriting class, and term insurance amount.  Charges based on actual age may increase as the insured ages.  The rider charges shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about your rider charges by contacting your registered representative or the home office listed on the back cover. Different term life insurance rider charges apply to Policies issued before January 1, 2009.

9

The following table shows the lowest and highest total operating expenses (before any fee waiver or expense reimbursement) charged by any of the portfolios for the fiscal year ended December 31, 2010. These expenses may be different in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses	Lowest	Highest
(total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses)	0.18%	5.33%

Annual Portfolio Operating Expenses
(expenses deducted from portfolio assets)

The purpose of this table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios for the fiscal year ended December 31, 2010 (except as noted in the footnotes). The information in this table (and in the footnotes thereto) was provided to Transamerica Life by the applicable portfolio. Transamerica Life has not independently verified such information. Expenses of the portfolios may be higher or lower in the future.  The percentages given are annual rates.  For more information on the portfolio expenses described in this table, see the portfolio prospectuses, which accompany this prospectus.

Portfolio	Management Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees and Expenses*	Gross Total Annual Expenses	Fees and Expenses Contractually Waived or Reimbursed37	Total Net Annual Expenses
AFIS Global Small Capitalization Fund (Class 2)	0.71%	0.04%	0.25%	NA	1.00%	NA	1.00%
AFIS Growth Fund (Class 2)	0.32%	0.02%	0.25%	NA	0.59%	NA	0.59%
AFIS International Fund (Class 2)	0.49%	0.04%	0.25%	NA	0.78%	NA	0.78%
AFIS New World Fund (Class 2)	0.74%	0.06%	0.25%	NA	1.05%	NA	1.05%
Columbia Small Cap Value Fund, Variable Series (Class A) 1,2,3	0.87%	0.17%	NA	NA	1.04%	0.16%	0.88%
DFA VA Global Bond Portfolio	0.25%	0.09%	NA	NA	0.34%	NA	0.34%
DFA VA International Small Portfolio	0.50%	0.16%	NA	NA	0.66%	NA	0.66%
DFA VA International Value Portfolio	0.40%	0.12%	NA	NA	0.52%	NA	0.52%
DFA VA Short-Term Fixed Portfolio	0.25%	0.09%	NA	NA	0.34%	NA	0.34%
DFA VA U.S. Large Value Portfolio	0.25%	0.08%	NA	NA	0.33%	NA	0.33%

10

DFA VA U.S. Targeted Value Portfolio	0.35%	0.10%	NA	NA	0.45%	NA	0.45%
DWS Small Cap Index VIP (Class A) 4	0.35%	0.17%	NA	0.05%	0.57%	NA	0.57%
Fidelity VIP Balanced Portfolio (Initial Class)	0.41%	0.14%	NA	NA	0.55%	0.01%	0.54%
Fidelity VIP Contrafund® Portfolio (Initial Class)	0.56%	0.09%	NA	NA	0.65%	NA	0.65%
Fidelity VIP Growth Portfolio (Initial Class)	0.56%	0.11%	NA	NA	0.67%	NA	0.67%
Fidelity VIP High Income Portfolio (Initial Class)	0.57%	0.12%	NA	NA	0.69%	NA	0.69%
Fidelity VIP Mid Cap Portfolio (Initial Class)	0.56%	0.10%	NA	NA	0.66%	NA	0.66%
First Eagle Overseas Variable Fund	0.75%	0.31%	0.25%	NA	1.31%	NA	1.31%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I) 5,6	0.45%	0.37%	NA	0.19%	1.01%	0.29%	0.72%
Ibbotson Balanced ETF Asset Allocation Portfolio (Class I) 7,8	0.45%	0.15%	NA	0.17%	0.77%	0.07%	0.70%
Ibbotson Conservative ETF Asset Allocation Portfolio (Class I) 9,10	0.45%	0.29%	NA	0.16%	0.90%	0.21%	0.69%
Ibbotson Growth ETF Asset Allocation Portfolio (Class I)11,12	0.45%	0.15%	NA	0.18%	0.78%	0.07%	0.71%
Ibbotson Income and Growth ETF Allocation Portfolio (Class I)13,14	0.45%	0.21%	NA	0.16%	0.82%	0.13%	0.69%
Invesco V.I. Capital Development Fund (Series I Shares) 18,19,23	0.75%	0.34%	NA	NA	1.09%	NA	1.09%
Invesco V.I. Dividend Growth Fund (Series I Shares) 16,20,24	0.50%	0.32%	NA	NA	0.82%	0.15%	0.67%
Invesco V.I. Global Health Care Fund (Series I Shares) 17	0.75%	0.45%	NA	NA	1.20%	NA	1.20%
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) 17	0.73%	0.30%	NA	NA	1.03%	NA	1.03%
Invesco V.I. Small Cap Equity Fund (Series I Shares) 21	0.75%	0.32%	NA	NA	1.07%	NA	1.07%
Invesco V.I. Technology Fund (Series I Shares) 17	0.75%	0.39%	NA	NA	1.14%	NA	1.14%
Invesco Van Kampen V.I. Mid Cap Value Fund (Series I) 15,22	0.72%	0.32%	NA	NA	1.04%	NA	1.04%
Janus Aspen Balanced Portfolio (Institutional Shares)	0.55%	0.03%	NA	NA	0.58%	NA	0.58%

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Janus Aspen Enterprise Portfolio (Institutional Shares)	0.64%	0.04%	NA	NA	0.68%	NA	0.68%
Janus Aspen Flexible Bond Portfolio (Institutional Shares) 25	0.52%	0.04%	NA	NA	0.56%	0.01%	0.55%
Janus Aspen Forty Portfolio (Institutional Shares) 26	0.64%	0.03%	NA	NA	0.67%	NA	0.67%
Janus Aspen Janus Portfolio (Institutional Shares) 26,27,28	0.64%	0.06%	NA	NA	0.70%	NA	0.70%
Janus Aspen Overseas Portfolio (Institutional Shares) 26	0.64%	0.04%	NA	NA	0.68%	NA	0.68%
Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares) 25,26	0.75%	0.17%	NA	NA	0.92%	NA	0.92%
Janus Aspen Worldwide Portfolio (Institutional Shares) 26	0.59%	0.06%	NA	NA	0.65%	NA	0.65%
PIMCO VIT All Asset Portfolio (Administrative Class) 30,31,32,33,34	0.43%	0.15%	NA	0.66%	1.24%	0.03%	1.21%
PIMCO VIT All Asset Portfolio (Institutional Class) 30,31,32,33,34	0.43%	NA	NA	0.66%	1.09%	0.03%	1.06%
PIMCO VIT High Yield Portfolio (Institutional Class)	0.60%	NA	NA	NA	0.60%	NA	0.60%
PIMCO VIT Real Return Portfolio (Institutional Class) 29,35	0.50%	0.01%	NA	NA	0.51%	NA	0.51%
PIMCO VIT Short-Term Portfolio (Institutional Class)	0.45%	NA	NA	NA	0.45%	NA	0.45%
PIMCO VIT Total Return Portfolio (Institutional Class)	0.50%	NA	NA	NA	0.50%	NA	0.50%
Royce Micro-Cap Portfolio	1.25%	0.07%	NA	0.05%	1.37%	NA	1.37%
Royce Small-Cap Portfolio	1.00%	0.06%	NA	NA	1.06%	NA	1.06%
T. Rowe Price Blue Chip Growth Portfolio	0.72%	0.13%	NA	NA	0.85%	NA	0.85%
T. Rowe Price Equity Income Portfolio	0.83%	0.02%	NA	NA	0.85%	NA	0.85%
T. Rowe Price International Stock Portfolio	0.92%	0.13%	NA	NA	1.05%	NA	1.05%
T. Rowe Price Mid-Cap Growth Portfolio	0.77%	0.08%	NA	NA	0.85%	NA	0.85%
T. Rowe Price New America Growth Portfolio	0.67%	0.18%	NA	NA	0.85%	NA	0.85%
Third Avenue Value Portfolio	0.90%	0.42%	NA	NA	1.32%	0.02%	1.30%
Van Eck VIP Multi-	2.50%	2.03%	NA	0.80%	5.33%	2.12%	3.21%

12

Manager Alternatives Fund 36
Vanguard® VIF Balanced Portfolio	0.27%	0.03%	NA	NA	0.30%	NA	0.30%
Vanguard® VIF Capital Growth Portfolio	0.40%	0.04%	NA	NA	0.44%	NA	0.44%
Vanguard® VIF Diversified Value Portfolio	0.37%	0.03%	NA	NA	0.40%	NA	0.40%
Vanguard® VIF Equity Income Portfolio	0.31%	0.04%	NA	NA	0.35%	NA	0.35%
Vanguard® VIF Equity Index Portfolio	0.16%	0.03%	NA	NA	0.19%	NA	0.19%
Vanguard® VIF Growth Portfolio	0.35%	0.05%	NA	NA	0.40%	NA	0.40%
Vanguard® VIF High Yield Bond Portfolio	0.25%	0.04%	NA	NA	0.29%	NA	0.29%
Vanguard® VIF International Portfolio	0.46%	0.05%	NA	NA	0.51%	NA	0.51%
Vanguard® VIF Mid-Cap Index Portfolio	0.24%	0.04%	NA	NA	0.28%	NA	0.28%
Vanguard® VIF Money Market Portfolio	0.14%	0.04%	NA	NA	0.18%	NA	0.18%
Vanguard® VIF REIT Index Portfolio	0.26%	0.04%	NA	NA	0.30%	NA	0.30%
Vanguard® VIF Short-Term Investment-Grade Portfolio	0.17%	0.03%	NA	NA	0.20%	NA	0.20%
Vanguard® VIF Small Company Growth Portfolio	0.38%	0.03%	NA	NA	0.41%	NA	0.41%
Vanguard® VIF Total Bond Market Index Portfolio	0.18%	0.03%	NA	NA	0.21%	NA	0.21%
Vanguard® VIF Total Stock Market Index Portfolio	NA	NA	NA	0.20%	0.20%	NA	0.20%
*
“Acquired Fund” refers to any underlying fund (including by not limited to, exchange-traded funds) in which a fund invests or has invested during the period.  Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund.

1	Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates.
2	Other expenses have been restated to reflect contractual changes to transfer agency fees paid.
3
The adviser has contractually agreed to bear through April 30, 2012 a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the fund's custodian, do not exceed the annual rate of 0.88%, and 1.03% of the fund's average daily net assets attributable to Class 1 and Class 2 shares, respectively.  This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the fund and the adviser.

4
Through September 30, 2011, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at 0.50% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund's board.

5
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

6
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

13

7
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

8
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

9
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

10
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

11
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

12
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014.  This agreement may only be terminated during the period by the board of trustees of the trust.

13
The operating expenses in this fee table will not correlate to the expense ratio in the portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in the underlying ETFs.

14
The adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Net Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of Class I shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the board of trustees of the trust.

15	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
16	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one of more affiliated investment companies into the fund.
17
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

18
The Invesco Advisers, Inc. (the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

19
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.  Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

20
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 0.67% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will

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terminate on June 30, 2012.
21
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

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Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.18% of average daily net assets.  In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the fund’s board of trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

23	Effective April 29, 2011 the Invesco V.I. Dynamics Fund merged into the Invesco V.I. Capital Development Fund.
24	Effective April 29, 2011 the Invesco V.I. Financial Services Fund merged into the Invesco V.I. Dividend Growth Fund.
25
Janus Capital has contractually agreed to waive the portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least May 1, 2012. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the board of trustees.

26
The portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the portfolio’s performance relative to its benchmark index during a measurement period.

27
“Short Sale Dividend Expenses” include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities the portfolio sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit the portfolio earns on cash proceeds of short sales which serves as collateral for short positions. Amounts less than 0.01% are included in Other Expenses.

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The portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table in the fund’s prospectus because that ratio includes only the direct operating expenses incurred by the portfolio, not the indirect costs of investing in Acquired Funds. Amounts less than 0.01% are included in Other Expenses.

29
“Other Expenses” reflect interest expense and is based on the amount incurred during the portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a portfolio expense for accounting purposes and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the portfolio’s use of such investments as an investment strategy.

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PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

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Acquired Fund Fees and Expenses include interest expense of 0.01%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

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Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.225%, 1.325%, 1.075% and 1.525% for the Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

33
Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense of the Underlying PIMCO Funds is 1.195%, 1.295%, 1.045% and 1.495% for the Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

34
Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the portfolio and does not include Acquired Fund Fees and Expenses.

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35	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50%, 0.65% and 0.75% for Institutional Class, Administrative Class and Advisor Class shares, respectively.
36
For the period May 1, 2011 until May 1, 2012, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 2.15% of average daily net assets.  The agreement to limit the total Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in underlying funds.

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For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2010.  It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time.  After taking into account these voluntary arrangement, annual portfolio operating expenses would have been:

	Portfolio	ManagementFees	Other Expenses	12b-1 Fees	Acquired Fund Fees and Expenses	Gross Total Annual Expenses	Fees and Expenses Voluntarily Waived or Reimbursed	Total Net Annual Expenses
	Fidelity VIP Contrafund® Portfolio (Initial Class)i	0.56%	0.09%	NA	NA	0.65%	0.02%	0.63%
	Fidelity VIP Growth Portfolio (Initial Class)ii	0.56%	0.11%	NA	NA	0.67%	0.01%	0.66%
		i
A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  Including this reduction, the total class operating expenses would have been 0.63%. These offsets may be discontinued at any time.

		ii	FMR or its affiliates agreed to waive certain fees during the period.
For information concerning compensation paid for the sale of the Policies, see “Sales of the Policies.”

TRANSAMERICA LIFE, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS

Transamerica Life

Transamerica Life Insurance Company (“Transamerica Life”) is the insurance company issuing the Policy.  Transamerica Life’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499. We are obligated to pay all benefits under the Policy.  Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges.  We know it is important for you to understand how these events may impact your account value and our ability to meet the guarantees under the Policies.

Assets in the Separate Account.  You assume all of the investment risk for account value allocated to the subaccounts.  Your cash value in the subaccounts is part of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.  See “The Separate Account.”

Assets in the General Account. Any guarantees under the Policies that exceed your cash value, such as those associated with any life insurance benefits, are paid from our general account (not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policies in excess of cash value are subject to

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our financial strength and claims-paying ability and our long-term ability to make such payments.  The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.  We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.   The general account is subject to claims made on the assets of the insurance company.  An investor should look to the financial strength of the insurance company with regard to the insurance company guarantees.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account.  In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected claims payments.  However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information.  We encourage both existing and prospective policy owners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa—as well as the financial statements of the separate account—are located in the SAI.  For a free copy of the SAI, simply call or write us at the phone number or address of our home office referenced earlier in this prospectus.  In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

The Separate Account

The separate account is a separate account of Transamerica Life, established under Iowa law.  We own the assets in the separate account, and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific life insurance fund portfolio. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

The Fixed Account

The fixed account is part of Transamerica Life’s general account.  We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts.  Subject to applicable law,

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Transamerica Life has sole discretion over the investment of the fixed account's assets.  Transamerica Life bears the full investment risk for all amounts contributed to the fixed account.  (Transamerica Life’s guaranteed interest rate for amounts in the fixed account is .16516% per month and is compounded monthly, the equivalent of 2% compounded annually.)

Money you place in the fixed account will earn interest compounded daily at the current interest rate in effect at the time of your allocation.  We may declare current interest rates from time to time, at our discretion.  We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account.  You bear the risk that interest we credit will not exceed 2.0%.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The subaccounts of the separate account invest in shares of the corresponding portfolios.  Each portfolio is part of a series fund, which is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio's investment objective(s), policies and investment adviser (and where applicable, the investment sub-adviser) are summarized below. There is no assurance that any portfolio will achieve its stated objective.  An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency and, during periods of low interest rates, the yields of money market subaccounts may become extremely low and possibly negative.  Certain portfolios may have investment objectives and policies similar to other mutual fund portfolios that are managed by the same investment adviser or sub-adviser that are available directly to the public (i.e., not through variable insurance products). The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the portfolio prospectuses. You may obtain a free copy of the portfolio prospectuses by contacting us at 1-888-804-8461. You should read the portfolio prospectuses carefully.

American Funds Insurance Series Managed by Capital Research and Management Company

AFIS Global Small Capitalization Fund (Class 2) seeks to make your investment grow over time by investing primarily in equities of smaller companies located around the world.  Normally, the Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.  However, the Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

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AFIS Growth Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

AFIS International Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies located outside of the United States.  The Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

AFIS New World Fund (Class 2) seeks to make your investment grow over time by investing primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Fund’s investment adviser or unrated but determined to be of equivalent quality by the Fund’s investment adviser), with exposure to these countries.

Columbia Funds Variable Insurance Trust Managed by Columbia Management Investment Advisors, LLC	Columbia Small Cap Value Fund, Variable Series (Class A) seeks long-term capital appreciation.
DFA Investment Dimensions Group, Inc. Advised by Dimensional Fund Advisors LP

DFA VA Global Bond Portfolio seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

DFA VA International Small Portfolio seeks to achieve long-term capital appreciation.

DFA VA International Value Portfolio seeks to achieve long-term capital appreciation.

DFA VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

DFA VA U.S. Large Value Portfolio seeks to achieve long-term capital appreciation.

DFA VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

DWS Investments VIT Funds Managed by Deutsche Investment Management Americas Inc. and	DWS Small Cap Index VIP (Class A) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US

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Subadvised by Northern Trust Investments, N.A.

companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index® and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. Deutsche Investment Management Americas Inc. is the investment advisor for the fund. Northern Trust Investments, N.A. (“NTI”), is the subadvisor for the fund.

Fidelity Variable Insurance Products Funds (Initial Class)
Managed by Fidelity Management & Research Company (FMR)

Sub-Advised by: Fidelity Investments Money Management, Inc., FMR Co., Inc., and other affiliates of FMR.

Fidelity VIP Balanced Portfolio (Initial Class) seeks income and capital growth consistent with reasonable risk.

Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation.

Fidelity VIP Growth Portfolio (Initial Class) seeks to achieve capital appreciation.

Fidelity VIP High Income Portfolio (Initial Class) seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Mid Cap Portfolio (Initial Class) seeks long-term growth of capital.

First Eagle Variable Funds Advised by First Eagle Investment Management, LLC

First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. corporations.

Ibbotson ETF Allocation Series Advised by ALPS Advisors, Inc. Sub-adviser: Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I) seeks to provide investors with capital appreciation.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class I) seeks to provide investors with capital appreciation and some current income.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class I) seeks to provide investors with current income and preservation of capital.

Ibbotson Growth ETF Asset Allocation Portfolio (Class I) seeks to provide investors with capital appreciation.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I) seeks to provide investors with current income and capital appreciation.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Managed by Invesco Advisers, Inc.	Invesco V.I. Capital Development Fund (Series I Shares) – The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid- capitalization issuer.

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Invesco V.I. Dividend Growth Fund (Series I Shares) – The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.  The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund (Series I Shares) – The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) -  The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies.

Invesco V.I. Small Cap Equity Fund (Series I Shares) – The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of small-capitalization issuers.

Invesco V.I. Technology Fund (Series I Shares) – The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in technology-related industries.

Invesco Van Kampen V.I. Mid Cap Value Fund (Series I Shares) – The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Janus Aspen Series Managed by Janus Capital Management, LLC

Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.  The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents.  The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital. The Portfolio pursues its investment objective by

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investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.  Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index.  Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Flexible Bond Portfolio (Institutional Shares) seeks to obtain maximum total return, consistent with preservation of capital.  The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds.  Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds.  The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years.  The Portfolio will limit its investment in high-yield/high risk bonds, also known as “junk bonds,” to 35% or less of its net assets.  The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.  Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

Janus Aspen Forty Portfolio (Institutional Shares) seeks long-term growth of capital.  The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential.  The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.  The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential.  Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Overseas Portfolio (Institutional Shares) seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the United States.  The Portfolio normally invests in securities of issuers from several different countries, excluding the United States.  Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.  The Portfolio may also invest in U.S. and foreign debt securities.

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Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares) seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of midsized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of  purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index.

Janus Aspen Worldwide Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world.   The Portfolio normally invests in issuers from several different countries, including the United States.  The Portfolio may, under unusual circumstances, invest in a single country.  The Portfolio may have significant exposure to emerging markets.  The Portfolio may also invest in U.S. and foreign debt securities.

PIMCO Variable Insurance Trust Managed by Pacific Investment Management Company, LLC

PIMCO VIT All Asset Portfolio (Administrative Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds.

PIMCO VIT All Asset Portfolio (Institutional Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds.

PIMCO VIT High Yield Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Real Return Portfolio (Institutional Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at

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 least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Short-Term Portfolio (Institutional Class) seeks maximum current income, consistent with preservation of capital and daily liquidity by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Total Return Portfolio (Institutional Class)  Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Royce Capital Fund Managed by Royce & Associates, LLC

Royce Micro-Cap Portfolio’s investment goal is long-term growth of capital. Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies, a universe of more than 3,100 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.

Jenifer L. Taylor is the Fund's Portfolio Manager.  W. Whitney George, Managing Director and Portfolio Manager of Royce, and David A. Nadel, Portfolio Manager and Director of International Research, are Assistant Portfolio Managers.  Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Small-Cap Portfolio’s investment goal is long-term growth of capital. Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Using its value approach, Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth.

Jay S. Kaplan, Principal and Portfolio Manager of Royce, manages the Fund. Mr. Kaplan has managed the Fund since 2003.  Normally, the

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 Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term growth of capital by investing in the common stocks of large and medium-sized blue chip growth companies; income is a secondary objective.

T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

T. Rowe Price New America Growth Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

T. Rowe Price International Series, Inc. Managed by T. Rowe Price Associates, Inc. Sub-Advised by: T. Rowe Price International, Ltd	T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies.
Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC	Third Avenue Value Portfolio seeks long-term capital appreciation.

Van Eck VIP Trust
Managed by Van Eck Associates Corporation

Van Eck VIP Multi-Manager Alternatives Fund sub-advised by:
Dix Hills Partners, LLC; PanAgora Asset Management, Inc.; Primary Funds, LLC; Lazard Asset Management LLC; Martingale Asset Management, LP; Viathon Capital LP

Van Eck VIP Multi-Manager Alternatives Fund (Initial Class) seeks to achieve consistent absolute (positive) returns in various market cycles.

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Vanguard® Variable Insurance Fund
Managed by the following:

Balanced – Wellington Management Company, LLP

Capital Growth – PRIMECAP Management Company

Diversified Value – Barrow, Hanley, Mewhinney & Strauss

Equity Income – Wellington Management Company and The Vanguard Group

Equity Index– Vanguard’s Quantitative Equity Group

Growth – Alliance Capital Management, LP.

High Yield – Wellington Management Company, LLP

International – Schroder Investment Management North America, Inc.

Mid-Cap Index – Vanguard’s Quantitative Equity Group

Money Market – Vanguard’s Fixed Income Group

REIT Index – Vanguard’s Quantitative Equity Group

Vanguard® VIF Balanced Portfolio seeks to conserve capital, while providing moderate income and moderate long-term growth of capital and income.

Vanguard® VIF Capital Growth Portfolio seeks to provide long-term growth of capital.

Vanguard® VIF Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income.

Vanguard® VIF Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income.

Vanguard® VIF Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies.

Vanguard® VIF Growth Portfolio seeks to provide long-term growth of capital by investing primarily in large-capitalization stocks of high-quality, seasoned U.S. companies with records or superior growth.

Vanguard® VIF High Yield Bond Portfolio seeks to provide a higher level of income by investing primarily in a diversified group of high-yielding, higher-risk corporate bonds with medium- and lower-range credit-quality ratings, commonly known as “junk bonds”.

Vanguard® VIF International Portfolio seeks to provide a long-term growth of capital by investing primarily in the stocks of seasoned companies located outside of the United States.

Vanguard® VIF Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of a broad-based market index of stocks of medium-size U.S. companies.

Vanguard® VIF Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1.  An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Vanguard® VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital.

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Short-Term Investment-Grade – Vanguard’s Fixed Income Group

Small Company Growth – Granahan Investment Management, Inc. and
Grantham, Mayo, Van Otterloo & Co., LLC.

Total Bond Market Index – Vanguard’s Fixed Income Group

Total Stock Market Index– Vanguard’s Quantitative Equity Group

Vanguard is a trademark of The Vanguard Group, Inc.

Vanguard® VIF Short-Term Investment-Grade Portfolio seeks income while maintaining a high degree of stability of principal.

Vanguard® VIF Small Company Growth Portfolio seeks to provide long-term growth of capital by investing primarily in the stocks of smaller companies (which, at the time of purchase, typically have a market value of less than $1-$2 billion).

Vanguard® VIF Total Bond Market Index Portfolio seeks to provide a higher level of income by attempting to match the performance of a broad-based market index of publicly traded, investment-grade bonds.

Vanguard® VIF Total Stock Market Index Portfolio seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

Selection of the Underlying Portfolios
The underlying portfolios offered through this product are selected by Transamerica Life, and Transamerica Life may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the portfolio can provide marketing and distribution support for the sale of the Policies.  (For additional information on these arrangements, see "Revenue We Receive.")  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policy owners.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.
Please note:  Certain portfolios have similar names.  It is important that you state or write the full name of the portfolio that you wish to direct your allocation to when you submit an allocation request, otherwise, the request may not be in good order.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse a particular portfolio and we do not provide investment advice.

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Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We could add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account or for other reasons. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee or (4) combined with one or more other separate accounts or subaccounts.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and we have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials in accordance with the procedures established for the portfolio. You will be instructed on how to vote and to return your proxy in a timely manner.  Your number of votes is calculated separately for each subaccount and may include fractional votes.  You hold a voting interest in each subaccount to which your net premiums or cash value is allocated.  The number of votes for each subaccount is determined by dividing the Policy’s subaccount value by the net asset value per share of the portfolio in which that subaccount invests.  The net asset value per share of each portfolio is the value for each share of a portfolio on any valuation day.  The method of computing the net asset value per share is described in the prospectuses for the portfolios.

If we do not receive voting instructions on time from some policy owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Policy values.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, you will be advised of that action and the

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reasons we took such action in the next semi-annual report for the appropriate portfolio.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.  We (and/or our affiliates) generally receive two types of payments:

•
Rule 12b-1 fees.  We receive 12b-1 fees from the portfolios in the American Funds Insurance Series and First Eagle Overseas Portfolio.  The annual fee from American Funds Insurance Series and the First Eagle Overseas Portfolio is 0.25% of assets.  All fees received by us are based on the average daily assets of the referenced portfolios that we hold in the subaccount for the Policies.

•
Administrative, Marketing and Support Service fees (“Service Fees”).  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including Transamerica Capital, Inc. ("TCI").  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying portfolio assets.  Policy owners, through their indirect investment in the portfolios, bear the costs of these advisory fees (see the prospectuses for the portfolios for more information).  The amount of the payments we receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue.  These percentages differ and the amounts may be significant.  Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to Us and TCI From the Funds
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
AIM Variable Insurance Funds	0.25%	PIMCO Variable Insurance Trust (Administrative Class)	0.25%
American Funds Insurance Series	0.25%	T. Rowe Price Equity Series, Inc.	0.15% after $25 million **
Fidelity Variable Insurance Products Fund	0.05%; plus up to an additional 0.05% after $100 million**	T. Rowe Price International Series, Inc.	0.15% after $25 million **
First Eagle Variable Funds, Inc.	0.25%	The Universal Institutional Funds, Inc.	0.25%
Janus Aspen Series	0.15% after $50 million**
*  Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us.
**  We receive this percentage on specified subaccounts once a certain dollar amount in fund shares is held by those  specified subaccounts of Transamerica Life and its affiliates.

Proceeds from certain of these payments by the underlying portfolios , the advisers, the sub-advisers and/or their affiliates may be profit to us and may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, issuing, marketing, distributing and administering the Policies and (2)

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that we incur, in our role as intermediary, in promoting, marketing, distributing and administering the fund portfolios.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

CHARGES AND DEDUCTIONS

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.  The fees and charges are expected to result in a profit to us.

Services and benefits we provide under the Policy:

• the life insurance benefit, cash value and loan benefits;

• investment options, including net premium allocations;

• administration of elective options; and

• the distribution of reports to owners.

Costs and expenses we incur:

•	costs associated with processing and underwriting applications and changes in face amount and riders;

•	expenses of issuing and administering the Policy (including any Policy riders);

•	overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:

•	that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and

•	that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Percent of Premium Load

We will deduct certain charges before we allocate the net premium payments you make to the subaccounts or the fixed account.  The charges deducted from your premium are intended to compensate us for sales expenses, including distribution costs and federal and state tax charges.  Premium tax charges imposed by different states

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 range from 0.00% to 3.50% of premiums.  Although state premium tax rates imposed on us vary from state to state, the premium load will not vary with the state of residence of the owner.

Target premium is the amount of premium used to determine the charge applied to premium payments.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract (“MEC”).  If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC. Premiums paid in excess of target premium may have adverse tax consequences.  See “Federal Income Tax Considerations”.  Target premium varies depending on the insured’s sex, issue age and underwriting class and is listed on your Policy’s specification page.

The current percent of premium load (for Policies issued on or after January 1, 2010) is:

▪	12.00% of premium received up to target premium in Policy Year 1 and 0% of premium received in excess of target; and

▪	9.00% of premium received up to target premium in Policy years 2-4 and 0% of premium received in excess of target; and

▪	2.50% of premium received up to target premium in Policy years 5-7 and 0% of premium received in excess of target; and

▪	2.10% of premium received up to target premium in Policy years 8-10 and 0% of premium received in excess of target; and

▪	0.50% of all premium received up to target premium in Policy years 11+ and 0% of premium received in excess of target;

Different percent of premium load charges apply to Policies issued before January 1, 2010.  For these Policies, the highest current percent of premium load deduction is: 12.50% of premium received up to the target premium in Policy year 1; 11.00% of premium received up to the target premium in Policy years 2-4; 4.10% of premium received up to the target premium in Policy years 5-7; 2.10% of premium received up to the target premium in Policy years 8-10; 0.50% of premium received up to the target premium in Policy years 11+; and a 2.80% current percent of premium load on excess of target premium for Policy years 1-30.

We can increase the percent of premium load for all Policies, but the maximum guaranteed percent of premium load is 15.00% of each premium payment.

Monthly Deduction

We take a monthly deduction from the cash value on the effective date and on each monthly deduction day.  We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the monthly deduction day). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction is equal to:

•	the monthly contract charge; plus

•	the monthly cost of insurance charge for the Policy; plus

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•	the monthly charge for any benefits provided by riders attached to the Policy; plus

•	a factor representing the mortality and expense risk charge; plus

•	the deferred sales load in Policy years 2-7.

Monthly Contract Charge (for Policies issued on or after January 1, 2010):

•	This charge currently equals $5.00 each Policy month for all Policy years.

•	We can increase this charge, but we guarantee this charge will never be more than $10.00 each month.

•	This charge is used to cover administrative services relating to the Policy.

Different current monthly contract charges apply for Policies issued before January 1, 2010.  The highest current monthly contract charge is $5.00 per month in all Policy years.  We can increase the monthly contract charge, but the maximum guaranteed charge is $10.00 per month in all Policy years.

Monthly Cost of Insurance Charge:

We calculate and deduct this charge monthly.  The charge is dependent upon a number of variables that cause the charge to vary from Policy to Policy and from monthly deduction day to monthly deduction day.  We may calculate the cost of insurance rate separately for the face amount at issue and for any increase in face amount.

The monthly cost of insurance charge is equal to 1. multiplied by the result of 2. minus 3., where:

1.	is the monthly cost of insurance rate per $1,000 of insurance;

2.	is the number of thousands of dollars of life insurance benefit for the Policy (as defined by the applicable life insurance benefit Option 1, Option 2 or Option 3); and

3.
is the number of thousands of dollars of cash value as of the monthly deduction day (before this cost of insurance deduction, and after the mortality and expense risk charge, any applicable contract charges and the costs of any riders are subtracted.)

To determine the monthly cost of insurance rates, we refer to a schedule of current cost of insurance rates and consider a number of factors. The factors that are currently the most material are: the insured's sex, age, risk class and number of years that the Policy or increment of face amount has been in force. As explained in detail above, we then multiply the cost of insurance rate (1. above) by the net amount at risk which is the life insurance benefit (2. above) minus the cash value (3. above).  The factors that affect the net amount at risk include investment performance, payment of premiums and charges to the Policy.  The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. We review the monthly cost of insurance rates on an ongoing basis (at least once every year) based on our expectations as to future mortality experience, investment earnings, persistency, taxes and other expenses.  Any changes in cost of insurance rates are made on a uniform basis for insureds of the same class as defined by sex, age, risk class and Policy duration. The rates will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy.

For Policies issued on or after January 1, 2009, the guaranteed rates for standard classes are based on the 2001 Commissioners' Standard Ordinary Mortality Tables, Male or Female ("2001 CSO Tables"). For Policies issued before January 1, 2009, the guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary Mortality

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Tables, Male or Female (“1980 CSO Tables”). The guaranteed rates for substandard classes are based on multiples of or additions to the 2001 CSO Tables or the 1980 CSO Tables that are relevant to your Policy. To determine current cost of insurance rates, we place insureds into the following risk classes: tobacco habit, medical issue, simplified issue and guaranteed issue.  Current cost of insurance rates for an insured issued under simplified or guaranteed issue are generally higher than rates for an insured of the same age, sex and tobacco status issued under medical issue.

Cost of insurance rates for an insured in a non-tobacco class are less than or equal to rates for an insured of the same age and sex in a tobacco class. Cost of insurance rates for an insured in a non-tobacco or tobacco standard class is generally lower than guaranteed rates for an insured of the same age and sex and tobacco status in a substandard class.

We also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer Policies with unisex mortality tables to such prospective purchasers.

Optional Term Insurance Rider:

We assess a monthly charge for this rider based on the issue age, duration, sex, underwriting class and term insurance amount.

Mortality and Expense Risk Charge:

We deduct a monthly charge, which accrues daily, from your cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense risks we assume.

The charge is calculated as a percentage of the average cash value on each valuation day during the Policy month preceding the monthly deduction day.  The current mortality and expense risk charge (for Policies issued on or after January 1, 2010) is equivalent to:

➢	An effective annual rate of 0.75% in Policy years 1-30; and
➢	An effective annual rate of 0.10% in Policy years 31+.

Different current mortality and expense risk charges apply to Policies issued before January 1, 2010. For these Policies, the highest current mortality and expense risk charge is: 0.90% (annually) in Policy years 1-9; 0.15% (annually) in Policy years 10+. The maximum guaranteed charge for these Policies is 2.00% (annually) in all years.

We can increase the charges for all Policies, but the maximum guaranteed mortality and expense risk charge is equivalent to an effective annual rate of 2.00% in all Policy years.

The mortality risk is that the insureds as a group will die sooner than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

If this charge combined with other Policy charges does not cover our total actual costs, then we absorb the loss. Conversely, if the charge more than covers actual costs, then the excess is added to our surplus. We expect to profit from this charge. We may use any profits for any corporate purpose, including distribution or other costs.

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Monthly Deferred Sales Load:

➢	We deduct a percent of the premium received in Policy year 1 on each monthly deduction day in Policy years 2-7.
➢	We deduct a percent of the premium received in Policy year 1 on each monthly deduction day in Policy years 2-7.
➢	The expenses deducted are intended to compensate us for sales expenses, including distribution costs.
➢
We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the monthly deduction day).

The current monthly deferred sales load (for Policies issued on or after January 1, 2010) equals:

➢	0.250% of premium received up to target premium in Policy year 1 (for a cumulative total of 18% through Policy year 7); and
➢	0% of premium received in excess of target premium in Policy year 1.

Different current monthly deferred sales loads apply for Policies issued before January 1, 2010.  The highest current monthly deferred sales load is 0.300% of the premium received up to target premium in Policy year 1 and 0.034% of premium received in excess of target premium in Policy year 1.

We can increase this charge for all Policies, but the maximum guaranteed monthly deferred sales charge is 0.300% of all premium received in Policy year 1 (for a cumulative total of 21.60%).

The payment of higher premium amounts during the first Policy year will result in higher amounts being subject to the deferred sales charge in Policy years 2-7.  When deciding upon the appropriate amount and timing of premium payments, you should consider the combined effect of the percent of premium load and the deferred sales charge.

The charge on premium received in excess of target premium may be applicable where the contract is a modified endowment contract and qualifies as a life insurance contract.  Under most circumstances, the target premium is the maximum premium that can be paid in a Policy year without the Policy becoming a modified endowment contract.

Administrative Charges

Partial Withdrawal Charge

•           After the first Policy year, you may make a partial withdrawal.

•	When you make a partial withdrawal, we reserve the right to charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

•           We currently do not impose this charge.

•	We deduct this amount from the withdrawal on a pro rata basis from the subaccounts and the fixed account unless we may otherwise require or agree.

•	We will not increase this charge.

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Loan Interest

•
Loan interest is payable in arrears on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

•	We currently charge you an annual interest rate on a Policy loan of 2.75% in Policy years 1-30; and
2.10% in Policy years 31+.

•	After offsetting the 2.00% interest we credit to amounts in the loan account, the net cost of loans currently is 0.75% (annually) in Policy years 1-30 and 0.10% (annually) in Policy years 31+.

•
The maximum interest rate we will charge for a Policy loan is 4.00% annually.  After offsetting the 2.00% interest we credit to amounts in the loan account, the maximum net cost of loans is 2.00% annually.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account on a pro rata basis, unless you specify a different allocation by written notice to our home office.

Transfer Charge

•	We currently allow you to make any number of transfers each year free of charge.

•	We reserve the right to charge $25 for each transfer over 12 during a Policy year.

•	For purposes of assessing the transfer charge, each written (or faxed) request of transfer, regardless of the number of accounts affected by the transfer, is considered a single transfer.

•	We deduct the transfer charge from the amount being transferred.

•	Transfers due to automatic asset rebalancing, loans or expiration of the free-look period do not count as transfers for the purpose of assessing this charge.

•	We will not increase this charge.

•	We may impose severe restrictions on, or even eliminate, the transfer privilege at any time, without notice. See “Disruptive Trading and Market Timing” below under “TRANSFERS.”

Taxes

We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed or are increased by legislation or by federal or state agencies.

Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of the net assets of the corresponding portfolio in which the subaccount invests.  The total portfolio fees and expenses ranged from 0.18% to 5.33% in 2010 (total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses).  Portfolio fees

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and expenses may be higher in the future.  See the Annual Portfolio Operating Expenses table in this prospectus and the fund prospectuses.

A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer.  Each portfolio determines whether to have a redemption fee, the amount of the redemption fee, and when the fee is imposed.  The redemption fee is retained by or paid to the portfolio and is not retained by us.  We will administer any redemption fees and deduct them from your cash value.  For more information on each portfolio’s redemption fee, see the portfolio prospectus.

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THE POLICY

Ownership Rights

The Policy belongs to the owner named in the application unless the application specifies a different owner.  The owner may exercise all of the rights and options described in the Policy while the insured is living.  The principal rights an owner may exercise are:
•	to designate or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•
to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment, and there may be tax consequences);

•	to change the owner of this Policy (there may be tax consequences);

•	to change the face amount and life insurance benefit option of this Policy (subject to limitations and restrictions); and

•	to select the tax test – guideline premium test or the cash accumulation test – applicable to the Policy on the Policy application. Once selected, the test may not be changed.

No designation or change in designation of an owner will take effect unless we receive a written request at our home office.  When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.  A change of owner may have significant tax consequences and you should consult a tax advisor before making an ownership change.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary, one of our vice presidents or officers.  No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy, the separate account or our operations comply with any law or regulation issued by a governmental agency to which we are subject; or

•	to assure continued qualification of the Policy under the Code or other federal or state laws relating to variable life insurance policies; or

•	to reflect a change (permitted by the Policy) in the operation of the separate account; or

•	to provide additional subaccounts and/or fixed account options.

If any modifications are made, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, the Policy provides that such provision be deemed to be amended to conform with such laws.

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Purchasing a Policy

We will offer the Policy to corporations and partnerships that meet the following conditions at issue:

•	A minimum of five Policies are issued, each on the life of a different insured; or

•	The aggregate annualized first-year planned periodic premium for all Policies is at least $100,000.

To purchase a Policy, you must submit a completed application in good order and an initial premium to us at our home office through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with Transamerica Capital, Inc., the principal underwriter for the Policy, and us.

There may be delays in our receipt and processing of applications and premium payments that are outside of our control including, but not limited to, because of the failure of a selling broker-dealer or registered representative to promptly forward that application to us at our mailing address.  Any such delays will affect when your Policy can be issued and when your premium payment(s) can be allocated among your investment choices.

Our current minimum face amount of a Policy is generally $1,000.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy if the insured is over age 75. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

•           the date of your application; or

•           the date the insured completes all of the medical tests and examinations that we require.

Replacement of Existing Insurance

It may not be in your best interest to surrender, lapse, borrow from existing life insurance policies or annuity contracts or exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Code in connection with the purchase of the Policy.  You should compare your existing insurance and the Policy carefully.  You should not replace your existing life insurance policy unless you determine this Policy is better for you.  You may have to pay a surrender charge on your existing life insurance policy, other charges may be higher (or lower) and the benefits may be different.  If you surrender your existing life insurance policy for cash and then buy this Policy, you may have to pay a tax, including a possible penalty tax, on the surrender. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

If you contemplate exchanging your existing life insurance policy for the Policy, you should consult a tax advisor to discuss the potential tax effects of such a transaction.  See “Federal Income Tax Considerations.”

Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy in an exchange may be delayed until we receive that premium.

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if the insured is alive and in the same condition of health as

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described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid and received at the home office.

Free-Look Period

You may cancel your Policy for a refund during the “free-look period” by returning it in good order with a written request to cancel the Policy, to us at our home office or to the sales representative who sold it to you.  The free-look period generally expires 14 days after we mail the Policy or 10 days after the delivery of the Policy to you, but certain states may require a longer free-look period.  Unless we receive information or are notified otherwise, the Policy will be deemed delivered to you 4 days after we mail the Policy.  If you decide to cancel your Policy during the “free-look period,” then we will treat the Policy as if it had never been issued.  Within 7 calendar days after receiving the returned Policy at our home office, we will refund an amount equal to the greater of:

•	the cash value as of the date the Policy and the written request to cancel the Policy are received at our home office; or

•	the premiums paid less any partial withdrawals.

Under ordinary circumstances we will refund the premiums paid less partial withdrawals.

Backdating a Policy

If you request, we may backdate a Policy by assigning an effective date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, we will amend your application.

Cost of insurance charges are based in part on the insured’s age on the effective date.  Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deductions, including cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deduction may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

“Good Order” Requirements

We cannot process your Policy application or requests for transactions relating to the Policy until we have received the application or the requests, as the case may be, in good order at our home office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable to the transaction, your completed application, a policy number, the transaction amount (in dollars), the names of and allocations to and/or from the subaccounts affected by the requested transaction, the signatures of all policy owners, taxpayer I.D., and any other information or supporting documentation that we may require.  With respect to premiums paid, “good order” also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

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POLICY FEATURES

Premiums

Allocating Premiums

In the application for a Policy, you must instruct us on how to allocate your net premium among the subaccounts and the fixed account.  The fixed account may not be available in all states to direct or transfer money into.  You must follow these guidelines:

•          allocation percentages must be in whole numbers; and

•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $10,000.

During the free-look period, we will either (a) allocate the initial premium payment(s) to the subaccounts indicated on the application, or (b) hold the premiums paid in our general account or, if available, in the money market subaccount.  The free-look period generally expires 14 days after we mail the Policy or 10 days after the delivery of the Policy to you, but certain states may require a longer free-look period.  Premiums held in the general account will earn interest at an annual rate (minimum 2%) that we declare.  Premiums held in a money market subaccount will be subject to the investment experience of the money market subaccount.  At the end of the free-look period, we will allocate the net premium, (of amounts that were held in the general account or in the money market subaccount), including interest earned (or investment losses) during the free-look period, to the subaccounts that you have chosen on your application.  Where not specified, your net premium will be allocated to a money market subaccount.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us at our home office or faxing us at 319-355-2378, Monday - Friday 8:00 a.m. – 4:30 p.m. Central Time.  All instructions for allocations must be received in good order.  Certain portfolios have similar names.  It is important that you state or write the full name of the portfolio to which and/or from which you wish to direct your allocation when you submit an allocation request.  Failure to do so may result in a delay of the requested allocation amount.  The change will be effective at the end of the valuation day on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular account is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit on each valuation day using the unit value determined at the closing of the regular business session of the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation day, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

Certain subaccounts may impose restrictions on allocations.  If a selected subaccount is not available, amounts will be held in suspense and allocated to the selected subaccount once available, generally within two days of the request.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

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Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay an initial premium. Thereafter, up to age 100 (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount.  When making premium payments in the first year, you should consider the effect of the percent of premium load (because we deduct a higher percentage during the first Policy year than in subsequent Policy years) and the monthly deferred sales load (because this charge is based on a percentage of premium received in the first Policy year).  Under some circumstances, you may be required to pay extra premiums to prevent a lapse.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency and time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments in full and on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net cash value. If the net cash value is not high enough to pay the monthly deduction when due, your Policy will lapse (unless you make the payment we specify during the late period).  See “Policy Lapse and Reinstatement.”

Premium Limitations

Premium payments may be in any amount ($1,000 minimum if by wire). We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the life insurance benefit by more than the amount of the premium.  If you choose the guideline premium test, there are additional premium limitations.

Making Premium Payments

While there is indebtedness, we will treat payments made as loan repayments unless you indicate that the payment is a premium payment.  We will deduct certain charges from your premium payments.  We will accept premium payments by check or money order made out to Transamerica Life Insurance Company.  As an accommodation to you, we will accept initial and subsequent premium payments ($1,000 minimum) by wire transfer.  You must send a simultaneous fax transmission to 319-355-2378 notifying us of the wire transfer.  For an initial premium, we also need a completed application to accompany the fax.  If the allocation instructions on the original application we receive at a later date are different from those designated on the fax, we will reallocate the initial premium on the first valuation day on or following the date the Policy is issued, according to the allocation instructions in the application with an original signature.  If we do not receive a simultaneous fax, or if we receive a fax of an incomplete application, we will apply premium at the unit value determined on the day we receive at our home office an appropriate fax or a completed application.

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If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

HSBC Bank
ABA # 0210001088
For credit to: Transamerica Life Insurance Company
Account #: 000167797

Include your name and Policy number on all correspondence.

TRANSFERS

General

You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account.  You will be bound by any transfers made by your agent/registered representative.  We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request in good order at our home office. We may, at any time, discontinue or severely restrict transfer privileges, modify our procedures or limit the number of transfers we permit. The following features apply to transfers under the Policy:

✓
You may request transfers in writing (in a form we accept) or by fax to our home office.  Please note:  Certain subaccounts have similar names.  Failure to provide the full name of a subaccount when making a transfer request may result in a delay of your transfer because the request may not be in good order.

✓	The minimum amount that may be transferred is the lesser of $500 or the value of all remaining accumulation units in the subaccount.
✓
The minimum amount that must remain in a subaccount after a transfer is $500.  If the value of the remaining accumulation units in a subaccount would be less than $500, we have the right to include that amount as part of the transfer.

✓	We reserve the right to deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
✓	Transfer charges will be deducted on a pro rata basis from each subaccount and the fixed account from which a transfer was made.
✓	We consider all transfers made in any one day to be a single transfer.
✓
Transfers resulting from loans, asset rebalancing and reallocation of cash value, and transfers from the general account or the money market subaccount immediately after the free-look period, are not treated as transfers for the purpose of the transfer charge.

✓
Certain subaccounts may impose restrictions on transfers.  If a selected subaccount is not available, the transfer will be made into the selected subaccount once available, generally within two days of the request.

Fixed Account Transfers

✓	After the first Policy year, you may make one transfer per Policy year from the fixed account.
✓	We reserve the right to require that you make the transfer request in writing.
✓	We must receive the transfer request in good order at our home office no later than 30 days after a Policy anniversary.
✓	We will make the transfer at the end of the valuation date on which we receive the written request.
✓	The maximum amount you may transfer is limited to the greater of:

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(a) 25% of your current cash value in the fixed account; or (b) the amount you transferred from the fixed account in the immediately preceding Policy year.

Disruptive Trading and Market Timing

Statement of Policy.  This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders.  Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios).  These risks and harmful effects include:

(1)
dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

                 (3)           increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading.  Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection.  We employ various means in an attempt to detect and deter market timing and disruptive trading.  However, despite our monitoring we may not be able to detect nor halt all harmful trading.  In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence.  If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading.  Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products).  As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges.  We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers.  This means that we would accept only written transfer requests with an original signature

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transmitted to us only by standard United States Postal Service First Class mail.  We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.  Please Note:  If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading.  We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis.  We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed.  For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers.  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio.  To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•           impose redemption fees on transfers;
•
expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•           provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction).  As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity.  Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection.  As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to deter or detect market timing or disruptive trading by such policy owners or intermediaries acting on their behalf.  Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product.  In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies.  The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares redeemed within a certain time after purchase.  The prospectuses for the underlying fund portfolios describe any such policies and procedures.  The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading.  Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers.  Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that, upon written request by a fund or its designee, we are required to provide the fund with information about an individual policy owner and the policy owner’s trading activities in and out of one or more portfolios of the fund.  In addition, a fund may require us to restrict or prohibit a policy owner’s purchases and exchanges of shares of a specified portfolio if the fund identifies such policy owner as violating the frequent trading policies established for that portfolio. Please read the fund’s prospectuses for information about restrictions on transfers.

Omnibus Order.  Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures.  We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.  In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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Transfer Procedures

To make a transfer via fax, send your instructions to 319-355-2378 Monday - Friday 8:00 a.m. – 4:30 p.m. Central time.

Please note the following regarding fax transfers:

➢	We will employ reasonable procedures to confirm that fax instructions are genuine.

➢	Fax orders must be received at our home office before 4:00 p.m. Eastern time to receive same-day pricing of the transaction.

➢	We will not be responsible for same-day processing of transfers if faxed to a number other than 319-355-2378.

➢
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days of receipt of confirmation of fax transmittal and send us proof of your fax transmittal to our home office.

➢	We may discontinue this option at any time.

We cannot guarantee that faxed transactions will always be available.  For example, our home office may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of faxes is unusually high, we might not have someone immediately available to receive your order at our home office. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We will process any transfer order we receive in good order at our home office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Asset Rebalancing Program

We offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule.  Cash value in the fixed account is not available for this program. This program is intended to transfer cash value from subaccounts that have increased in value to subaccounts that have declined in value.  Over time, this method of investment may help you buy low and sell high.  This program does not guarantee gains or protect against losses. You may still have losses.

You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the effective date. Once we receive the asset rebalancing request form in good order at our home office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current net premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

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To start asset rebalancing:	➢	you must submit a completed asset rebalancing request form signed by the policy owner to us at our home office; and
	➢	you must have a minimum cash value of $10,000 or make a $10,000 initial premium payment.

There is no charge for the asset rebalancing program.  Reallocations we make under the program will not count toward your 12 free transfers each year.

Asset rebalancing will cease if:	➢	we receive your request to discontinue participation at our home office;
	➢	you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
	➢	you elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time, but we reserve the right to restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

We do not offer any asset allocation programs or any investment models for use with your life insurance policy.  You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who are appointed by us or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or to make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  Transamerica Life is not a party to the agreement that you have with your investment advisor.  You will, however, receive confirmations of transactions that affect your Policy.

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent for us and investment advisor to you.  Alternatively, the investment advisor may compensate the insurance agent from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in details about the compensation that your investment advisor and/or your insurance agent receive in connection with your Policy, then you should ask them for more details.

Transamerica Life, or one of its affiliates, will process the financial transactions placed by your registered insurance agents or investment advisors.  We reserve the right to discontinue doing so at any time and for any reason.  We may require insurance agents or investment advisors, who are authorized by multiple policy owners to make financial transactions, to enter into an administrative agreement with Transamerica Life as a condition of accepting transactions on your behalf.  The administrative agreement may impose limitations on the insurance agent's or the investment advisor's ability to request financial transactions on your behalf.  These limitations are intended to minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio, or are intended to comply with

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specific restrictions or limitations imposed by a portfolio(s) that is an investment option under the Policy.

Please note:  Limitations that we may impose on your insurance agent or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on the owner's own behalf, except as otherwise described in this prospectus.

POLICY VALUES

Cash Value

Your Policy’s cash value:

•
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

•           Serves as the starting point for calculating values under a Policy.

•           Equals the sum of all values in each subaccount, the fixed account and the loan account.

•           Is determined on the effective date and on each valuation day.

•   Has no guaranteed minimum amount and may be more or less than premiums paid.

Net Cash Value

The net cash value is the amount we pay when you surrender your Policy. We determine the net cash value at the end of the valuation period when we receive your written surrender request at our home office.

Net cash value on any valuation date equals:	➢	the cash value as of such date; minus
	➢	any outstanding indebtedness (Policy loan amount plus any accrued interest).

Subaccount Value

The cash value in a subaccount is referred to as “subaccount value.”  The subaccount value is initially equal to the amount of the initial net premium that was (i) allocated to each subaccount selected on the owner's application, or (ii) held in the general account or, if available, the money market subaccount, during the free-look period, including any interest earned (or investment gains or losses incurred) during the free-look period.   At the end of any other valuation period, the subaccount value is equal to that part of the net premiums allocated to the subaccount and any cash value transferred to the subaccount, adjusted by fees and charges, interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by partial withdrawals and any cash value transferred out of the subaccount.

Accumulation Units

Every time you allocate premium, transfer or withdraw money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or partial withdrawal by the accumulation unit value for that

48

subaccount next determined at the end of the valuation period on which the premium, transfer request or partial withdrawal request is received at our home office.  Accumulation units are canceled as of the end of the valuation period in which we receive written (or other acceptable) notice regarding the event.  These events are referred to as Policy transactions.  Accumulation units are bought and sold each time there is a Policy transaction.

Net premiums allocated to or amounts transferred to a subaccount increase the number of accumulation units of that subaccount.  The following events reduce the number of accumulation units of a subaccount:

 •           partial withdrawals or transfers from a subaccount;

•	surrender of the Policy;

•	payment of the life insurance benefit proceeds;

•	Policy loans; and

•	the monthly deduction.

The number of accumulation units in any subaccount on any monthly deduction day equals:	➢	the initial units purchased at accumulation unit value at the end of the free-look period; plus
	➢	units purchased with additional net premium(s); plus
	➢	units purchased via transfers from another subaccount, the fixed account or the loan account; minus
	➢	units redeemed to pay for monthly deductions; minus
	➢	units redeemed to pay for partial withdrawals; minus
	➢	units redeemed as part of a transfer to another subaccount or the fixed account or the loan account; minus
	➢	units redeemed to pay any transfer charges, any partial withdrawal charges, and any redemption fees that may apply.

Accumulation Unit Value

We determine the value of an accumulation unit on any valuation day by multiplying the value of the accumulation unit on the immediately preceding valuation day by the net investment factor for the valuation period.

Net Investment Factor

The net investment factor is an index that we apply to measure the investment performance of accumulation units of a subaccount from one valuation period to the next.  We determine the net investment factor for any subaccount for any valuation period by dividing the result of:

➢	the net asset value per share of the portfolio held in the subaccount, determined at the

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end of the current valuation period; plus
➢
the per share amount of any dividend or capital gain distributions made by the portfolio held in the subaccount, if the “ex-dividend” date occurs during the current valuation period; and the result divided by

➢	the net asset value per share of the portfolio held in the subaccount, determined at the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease.

Except on customary national holidays on which the NYSE is closed, the portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) that coincides with the end of each valuation period.

Fixed Account Value

The fixed account value is equal to the cash value allocated to the fixed account.

The fixed account value at the end of any valuation period is equal to:	➢	the sum of all net premium(s) allocated to the fixed account; plus
	➢	any amounts transferred from a subaccount to the fixed account; plus
	➢	total interest credited to the fixed account; minus
	➢	any amounts withdrawn from the fixed account to pay for monthly deductions as they are due; minus
	➢	any amounts withdrawn from the fixed account to pay for partial withdrawals; minus
	➢	any amounts transferred from the fixed account to a subaccount; minus
	➢	any amounts redeemed to pay for partial withdrawal or transfer charges.

LIFE INSURANCE BENEFIT

As long as the Policy is in force, we will pay the life insurance benefit on an individual Policy once we receive at our home office satisfactory proof of the insured's death, written direction on how to pay the life insurance benefit, and any other documents and information we need (collectively referred to as "due proof of death").  Such due proof of death must be submitted in good order to avoid a delay in processing the life insurance benefit claim.  We may require return of the Policy.  We will pay the life insurance benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the life insurance benefit proceeds to the owner.  We will pay the life insurance benefit proceeds in a lump sum or under a settlement option.

Life insurance benefit proceeds equal:	•	the life insurance benefit (described below); minus

•	any monthly deductions due during the late period (if applicable); minus

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•	any outstanding indebtedness or due and unpaid charges; plus

•	any additional insurance in force provided by rider.

We may further adjust the amount of the life insurance benefit proceeds if we contest the Policy or if you misstate the insured's age or sex.

Life Insurance Benefit Options
The Policy provides a life insurance benefit. The life insurance benefit is determined at the end of the valuation period in which the insured dies. On your application, you must select one of the three life insurance benefit options (Option 1, Option 2 or Option 3) we offer. No matter which life insurance benefit option you choose, we guarantee that, so long as the Policy does not lapse, the life insurance benefit will never be less than the face amount of the Policy until age 100, when the life insurance benefit will equal the cash value.

You must also choose either the Cash Value Accumulation Test or the Guideline Premium Test in order to qualify the Policy as life insurance under the Code.  You may not change tests.  Each test involves a set of limitation percentages that vary by age.  The limitation percentages, which are used to determine the life insurance benefit provided, vary from one test to the other and may be found below.

Life insurance benefit under Option 1	1.	the face amount of the Policy; or
is the greater of:
2.	the applicable percentage called the "limitation percentage," multiplied by the cash value on the insured's date of death.

Under Option 1, your life insurance benefit remains level unless the limitation percentage multiplied by the cash value is greater than the face amount; then the life insurance benefit will vary as the cash value varies.

Option 1 example. Assume the insured is under the age of 40, there is no outstanding indebtedness, and the Guideline Premium Test is chosen. Under option 1, a Policy with a $50,000 face amount will generally pay $50,000 in life insurance benefits. However, because the life insurance benefit must be equal to or greater than 250% of cash value (age 40 and under), any time the cash value of the Policy exceeds $20,000, the life insurance benefit will exceed the $50,000 face amount. Each additional dollar added to cash value above $20,000 will increase the life insurance benefit by $2.50. Similarly, so long as cash value exceeds $20,000, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

Life insurance benefit under Option 2	1.	the face amount; plus
is the greater of:
•	the cash value on the insured's date of death; or

2.	the limitation percentage; multiplied by

    •       the cash value on the insured's date of death.

Under Option 2, the life insurance benefit always varies as the cash value varies.

Option 2 example.  Assume the insured is under the age of 40, there is no outstanding indebtedness, and the Guideline Premium Test is chosen. Under Option 2, a Policy with a face amount of $50,000 will generally pay a

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life insurance benefit of $50,000 plus cash value. Thus, for example, a Policy with a cash value of $10,000 will have a life insurance benefit of $60,000 ($50,000 + $10,000). The life insurance benefit under the Guideline Premium Test, however, must be at least 250% of cash value (age 40 and under). As a result, if the cash value of the Policy exceeds $33,333, the life insurance benefit will be greater than the face amount plus cash value since the cash value times 250% would exceed the face amount plus the cash value in this example. Each additional dollar of cash value above $33,333 will increase the life insurance benefit by $2.50. Similarly, any time cash value exceeds $33,333, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

Life insurance benefit under Option 3	1.	the face amount; plus
is the greater of:
•	cumulative premiums paid; less

•	cumulative partial withdrawals; or

2.	the limitation percentage; multiplied by

 •         the cash value on the insured's date of death.

Under Option 3, the life insurance benefit will always vary with the premiums paid, partial withdrawals taken, and the life insurance benefit may vary as the cash value varies.

Option 3 example.  Assume the insured is under the age of 40, there is no outstanding indebtedness, and the Guideline Premium Test is chosen. Under Option 3, a Policy with a face amount of $50,000 will generally pay a life insurance benefit of $50,000 plus premiums. Thus, for example, a Policy with premiums paid of $10,000 will have a life insurance benefit of $60,000 ($50,000 + $10,000). The life insurance benefit under the Guideline Premium Test, however, must be at least 250% of cash value (age 40 and under). As a result, if the cash value of the Policy exceeds $24,000 (the life insurance benefit divided by 250%), the life insurance benefit will be greater than the face amount plus cash value. Each additional dollar of cash value above $24,000 will increase the life insurance benefit by $2.50. Similarly, any time cash value exceeds $24,000, each dollar taken out of cash value will reduce the life insurance benefit by $2.50.

The Policy is intended to qualify under Section 7702 of the Code as a life insurance contract for federal tax purposes.  The life insurance benefit under the Policy is intended to qualify for the federal income tax exclusion.

To the extent that the life insurance benefit is increased to maintain qualification as a life insurance policy, appropriate adjustments will be made in any monthly deductions or supplemental benefits as of that time, retroactively or otherwise, that are consistent with such an increase.  Retroactive adjustments to the monthly deduction may be deducted from the cash value or may be made by right of setoff against any life insurance benefits payable.  Prospective adjustments will be reflected in the monthly deduction.

Life Insurance Benefit Compliance Tests
Under Section 7702 of the Code, a policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a “guideline premium test (GPT)” or a “cash value accumulation test (CVAT).”  You must choose either the GPT or the CVAT before the policy is issued.  Once the policy is issued, you may not change to a different test. The life insurance benefit will vary depending on which test is used.

Each test involves a set of limitation percentages that vary by insured’s age on Policy anniversary.  The limitation percentages, which are used to determine the life insurance benefit provided, vary from one test to the other.  (See the separate tables below.)

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Limitation Percentages Table – Guideline Premium Test

Insured’s Age on Policy Anniversary	Limitation Percentage	Insured’s Age on Policy Anniversary	Limitation Percentage	Insured’s Age on Policy Anniversary	Limitation Percentage
0-40 41 42 43 44 45 46 47 48 49 50 51 52 53 54 55 56 57 58	250 243 236 229 222 215 209 203 197 191 185 178 171 164 157 150 146 142 138	59 60 61 62 63 64 65 66 67 68 69 70 71 72 73 74 75 76 77	134 130 128 126 124 122 120 119 118 117 116 115 113 111 109 107 105 105 105	78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94-99 100 and older	105 105 105 105 105 105 105 105 105 105 105 105 105 104 103 102 101 100

Limitation Percentages Table – Cash Value Accumulation Test
Insured's Age on Policy Anniversary			Insured's Age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179
31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	150	166
34	483	548	74	147	162
35	467	529	75	144	158

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36	451	511	76	141	155
37	436	493	77	138	151
38	421	476	78	136	148
39	406	460	79	133	145
40	393	444	80	131	142
41	379	429	81	129	139
42	367	415	82	127	137
43	355	401	83	125	134
44	343	387	84	123	132
45	332	374	85	122	130
46	321	362	86	120	128
47	311	350	87	119	126
48	301	338	88	117	124
49	291	327	89	116	122
50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113
55	241	270	95	110	112
56	233	262	96	109	110
57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

If the federal tax code requires us to determine the life insurance benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value while the Policy is in the corridor will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the policy. The corridor requires that the life insurance benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.  The CVAT does not have a premium limit, but does have a corridor that requires that the life insurance benefit be at least a certain percentage (varying based on the age, sex and risk class of the insured) of the cash value.

The corridor under the CVAT is different than the corridor under the GPT.  Specifically, the CVAT corridor requires more life insurance benefit in relation to cash value than is required by the GPT corridor. Therefore, as your cash value increases your Life Insurance Benefit will increase more rapidly under CVAT than it would under GPT.

Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a policy, but may require the policy to have a higher life insurance benefit.

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Choosing a Life Insurance Benefit Option

You must choose one life insurance benefit option on your application. This is an important decision. The life insurance benefit option you choose generally will have an impact on the dollar value of the life insurance benefit, on your cash value and on the cost of insurance charges you pay.  Your Policy will be issued with Option 1 if no life insurance benefit option is designated on the application.

Option 1 could be considered more suitable for you if your goal is to increase cash value through positive investment experience, while Options 2 and 3 could be considered more suitable if your goal is to increase your total life insurance benefit.

Changing the Life Insurance Benefit Option

After the first Policy year, you may change the life insurance benefit option for an insured’s coverage (subject to the rules below).  We will notify you of the new face amount.

•	You may not change between Options 2 and 3.

•	You must send your written request in good order to our home office.

•	We may require proof of insurability.

•	The effective date of the change will be the monthly deduction day on or immediately following the date we approve your request for a change.

•	You may not make a change that would decrease the face amount below the minimum face amount of the Policy.

•	If you change from Option 2 to Option 1, the face amount will be increased by an amount equal to the cash value on the effective date of the change.

•	If you change from Option 1 to Option 2, the face amount will be decreased by an amount equal to the cash value on the effective date of the change.

•	If you change from Option 3 to Option 1, the face amount will be increased by the sum of the premiums paid less the sum of partial withdrawals.

•	If you change from Option 1 to Option 3, the face amount will be decreased by the sum of the premiums paid less the sum of partial withdrawals.

•	You may not make a change if the Policy would fail to qualify as life insurance as defined under Section 7702 of the Code.

•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's life insurance benefit option.

How Life Insurance Benefits May Vary in Amount

As long as the Policy remains in force, we guarantee that the life insurance benefit will never be less than the face amount of the Policy. These proceeds will be reduced by any outstanding indebtedness and any due and unpaid charges. The life insurance benefit may, however, vary with the Policy's cash value. Under Option 1, the

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life insurance benefit will only vary when the cash value multiplied by the limitation percentage exceeds the face amount of the Policy. The life insurance benefit under Option 2 will always vary with the cash value because the life insurance benefit equals either the face amount plus the cash value or the limitation percentage multiplied by the cash value. The life insurance benefit under Option 3 will always vary with the premiums paid and partial withdrawals taken and will also vary whenever the Policy is in the corridor (i.e., whenever the cash value multiplied by the limitation percentage exceeds the face amount plus cumulative premiums paid less cumulative partial withdrawals).

Changing the Face Amount

Subject to certain limitations, you may increase or decrease the face amount of a Policy. A change in face amount may affect your cost of insurance charge. A change in face amount could also have federal income tax consequences. Consult a tax advisor before changing the face amount.

Decreasing the Face Amount

After the Policy has been in force for one year, you may decrease the face amount. A decrease in the face amount will affect your cost of insurance charge and may have adverse federal tax consequences.  You should consult a tax advisor before decreasing your Policy’s face amount.

Conditions for decreasing the face amount:

•	You must send your written request in good order to our home office.

•	You may not decrease your face amount lower than $1,000.

•	You may not decrease your face amount if it would disqualify your Policy as life insurance under the Code.

•	A decrease in face amount will take effect on the monthly deduction day on or immediately following our receipt of your written request.

Increasing the Face Amount
After the Policy has been in force for one year, you may increase the face amount.  An increase in the face amount will affect your cost of insurance charge and target premium.  A change in face amount may have adverse federal tax consequences.  You should consult a tax advisor before increasing your Policy’s face amount.

Conditions for increasing the face amount:

•	You must submit a written application in good order to our home office.

•	You must submit additional evidence of insurability as requested.

•	We reserve the right to decline any increase request.

•	You do not need to increase your premium, but there must be enough net cash value to cover the next monthly deduction after the increase becomes effective.

•	An increase in face amount will take effect on the monthly deduction day on or after we approve your written request.

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•	The two year period in the incontestability and suicide exclusion provision will each start on the date such increase takes effect.

•	IF YOU INCREASE THE FACE AMOUNT BUT YOU HAVE NOT PAID SUFFICIENT PREMIUMS TO COVER MONTHLY DEDUCTIONS, YOUR POLICY WILL LAPSE.

Duration of the Policy

The Policy's duration depends upon the net cash value. The Policy will remain in force so long as the net cash value is sufficient to pay the monthly deduction. If the net cash value is insufficient to pay the monthly deduction and you do not make an adequate payment before the end of the late period, the Policy will lapse and terminate without value.

Payment Options

We will pay the Policy proceeds in one sum or, if elected, all or part of the proceeds may be placed under the fixed period option described in your Policy and in the SAI.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders

You must make a written request containing an original signature to surrender your Policy.  All surrender requests must be submitted in good order to avoid a delay in processing your request.  A surrender is effective as of the date when we receive your written request at our home office.  The net cash value will be calculated at the end of the valuation day on which we receive your request at our home office. The insured must be alive and the Policy must be in force when you make your written request.  Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net cash value in a lump sum within seven days. A surrender may have tax consequences.  You should consult a tax advisor before requesting a surrender.

Possible Additional Amount Payable On Surrender

We will not pay you an amount in addition to the net cash value (the “additional amount”) on partial withdrawals or on full surrenders with proceeds paid to a party other than the owner.

We will pay you an additional amount on surrender if:

•	all Policies in the “case” (i.e., all Policies originally issued to a single owner on a common date) have been surrendered; and
•
ownership has not been transferred (except as a result of a merger or acquisition and the succeeding owner was, or is to be, the wholly-owned subsidiary of the preceding owner, or the succeeding owner is a trust established by the preceding owner for the purpose of providing employee benefits).

This allows the policy owner to spread the impact of first year percent of premium load and cost of insurance charges over a period of years and over any subsequent premium payments.

The “additional amount” is calculated as follows:

•	“fully surrendered net cash value” multiplied by
•	% based on the Policy year (see Percentage Table) multiplied by

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•	a “factor.”

“Fully-surrendered net cash value” is calculated as follows:

•	the total net cash value of the Policies in the case in force on the surrender date of the final Policy, plus;

•	the total net cash value paid for any Policies in the case surrendered prior to the surrender date; minus;

•	the total net cash value for any Policies in the case that terminate or have terminated as part of a transaction to which Section 1035 of the Code is intended to apply.

Percentage Table

For Policies issued on 05-01-2010 and later:
Policy Percentage of net cash value Year
1 13.20%
2 13.13% reducing by .070% per Policy month
3 12.31% reducing by .055% per Policy month
4 11.64% reducing by .065% per Policy month
5 10.75% reducing by .170% per Policy month
6 8.75% reducing by .130% per Policy month
7 7.21% reducing by .110% per Policy month
8 5.91% reducing by .090% per Policy month
9 4.84% reducing by .085% per Policy month
10 3.82% reducing by .085% per Policy month
11 2.80% reducing by .080% per Policy month
12 1.84% reducing by .085% per Policy month
13+ 0%

Different percentages of net cash value apply to Policies issued before May 1, 2010, please see attached appendix.

The “factor” is between 0.00 and 1.00, inclusive.  The “factor” is calculated as follows:  (A/B), with A and B defined as follows: (A) target premium and (B) total first year premium.  A different “factor” calculation applies to Policies issued before May 1, 2010, please see attached appendix.

Examples.

Examples of “factor” calculation. Below is a table of calculation examples for the factor used in the calculation of the additional amount.  These are for illustration purposes only.  Please note that the total first year premium may be greater or less than the target premium.

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	Target Premium (A)	Total First Year Premium (B)	=	Factor
Example 1	$100.00	$100.00		1.00
Example 2	$75.00	$100.00		0.75
Example 3	$50.00	$100.00		0.50
Example 4	$25.00	$100.00		0.25
Example 5	$10.00	$100.00		0.10

Example 1 of “additional amount” calculation.  For this example, assume the values of Example 3 from the “factor” calculation table above and a Policy with a fully surrendered net cash value of $110.00.  In Policy year 2, month 1, the Policy owner surrendered all Policies, which were issued after May 1, 2010.  The additional amount at surrender is $7.22, which is the product of $110.00 x 13.13% x 0.50

Example 2 of “additional amount” calculation.                                                                                      For this example, assume the values of Example 5 from the “factor” calculation table above and a Policy with a fully surrendered net cash value of $200.00.  In Policy year 4, month 1, the Policy owner surrendered all Policies, which were issued after May 1, 2010.  The additional amount at surrender is $2.33, which is the product of $200.00 x 11.64% x 0.10.

Partial Withdrawals

After the first Policy year, while the insured is living and the Policy is in force, you may request a partial withdrawal of a portion of your net cash value subject to certain conditions.

Conditions for partial withdrawals:

•
You must send your written partial withdrawal request with an original signature to our home office.  All partial withdrawal requests must be submitted in good order to avoid a delay in processing your request.

•
The minimum amount of the partial withdrawal is $500 and the maximum amount of the partial withdrawal is an amount that would leave at least $500 remaining in each subaccount or the fixed account from which the partial withdrawal is made.

•	There is no limit to the number of partial withdrawals per Policy year.

•
The partial withdrawal will be deducted from each of the subaccounts and the fixed account on a pro rata basis in accordance with your current premium allocation instructions unless you specify otherwise in your written request.

•	You may not take a partial withdrawal if it will reduce the face amount below the minimum face amount set forth in the Policy.

•	We generally will pay a partial withdrawal request within seven days following the valuation day we receive the request at our home office.

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•
We reserve the right to deduct a processing fee equal to the lesser of $25 or 2% of the amount you withdraw. We deduct this amount from the withdrawal, and we pay you the balance.  We will deduct this fee on a pro rata basis from the subaccounts and the fixed account unless we may otherwise require or agree.

•	The cash value and the net cash value will be reduced, as of the date of payment, by the amount of partial withdrawal that you make.

•	You may not take a partial withdrawal that would disqualify your Policy as life insurance under the Code.

•	A partial withdrawal may have tax consequences. See “Federal Income Tax Considerations.”

If you have selected life insurance benefit option 1, we will reduce the face amount by the amount of the partial withdrawal.  If you have selected life insurance benefit option 2, the face amount will not be changed by the amount of the partial withdrawal.  If you have selected life insurance benefit option 3 and the partial withdrawal is greater than the sum of the premiums paid, the face amount is reduced by the amount of the partial withdrawals minus the sum of the premiums paid; otherwise the face amount is not reduced.  In no event will the face amount be reduced below $1,000.00.

LOANS

General

After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan.  We may permit a loan before the first Policy anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from or secured by a Policy may have tax consequences. You should consult a tax advisor before requesting a Policy loan.  See “Federal Income Tax Considerations.”

Conditions for Policy loans:

•	We may require you to borrow at least $500.

•	The maximum amount you may borrow is 90% of the net cash value.

•	Outstanding loans have priority over the claims of any assignee or other person.

•	The loan may be repaid totally or in part.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account on a pro rata basis unless you specify otherwise in your written notice, and we will transfer that amount to the loan account.  The loan account is a part of our general account to which amounts are transferred as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a proper loan request in good order at our home office. We may postpone payment of loans under certain conditions.

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You may also fax your loan request to us at 319-355-2378. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days of receipt of confirmation of fax transmittal and send proof of your fax transmittal to our home office.

At each Policy anniversary, we will compare the outstanding loan to the amount in the loan account including interest credited to the loan account during the previous Policy year. We will also make this comparison any time you repay all or part of the loan or make a request to borrow an additional amount. At such time, if the outstanding loan amount exceeds the amount in the loan account, we will transfer the difference from the subaccounts and the fixed account to the loan account in the same manner as when a loan is made. If the amount in the loan account exceeds the amount of the outstanding loan, we will transfer the difference from the loan account to the subaccounts and the fixed account in the same manner as net premiums are allocated. No charge will be imposed for these transfers, and these transfers will not be treated as transfers in calculating the transfer charge.

Interest Rate Charged

We currently charge an annual interest rate on Policy loans of 2.75% in Policy years 1-30 and 2.10% in Policy years 31+; (the annual interest rate we charge is guaranteed not to exceed 4.00%).  Interest is payable in arrears on each Policy anniversary.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.  If we declare an annual interest rate lower than 4.00%, any subsequent increase in the interest rate is subject to the following conditions:

•	The effective date of any increase in the interest rate for Policy loans will not be earlier than one year after the effective date of the previous rate.

•	We will give notice of the interest rate in effect when a loan is made and when we send notice of loan interest due.

•	We will give notice of any change in the annual interest rate within 30 days of the change.

Loan Account Interest Rate Credited

We will credit the amount in the loan account with interest at an effective annual rate of 2.00%.

Maximum Loan Account Interest Rate

The maximum interest rate we will charge for a Policy loan is 4.00% annually.  After offsetting the 2.00% interest we credit to amounts in the loan account, the maximum net cost of loans is 2.00% annually.

Indebtedness

Indebtedness is the total of all Policy loans plus any loan interest accrued on the loans.  If indebtedness exceeds the cash value, we will notify you and any assignee of record.  If we do not receive sufficient payment equal to excess indebtedness within 31 days from the date we send you the notice, the Policy will lapse and terminate without value.  The Policy may be reinstated.

Repayment of Indebtedness

You may repay indebtedness at any time.  Payments must be sent to our home office and will be credited as of the date received in good order.  We will treat payments made while there is indebtedness as loan repayments unless you indicate that the payment is a premium payment. Note that premium payments result in additional charges to

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you, but loan repayments do not.  If not repaid, we will deduct indebtedness from any amount payable under the Policy.  As indebtedness is repaid, an amount equal to the repayment will be transferred from the loan account to the subaccounts and the fixed account in the same manner as net premiums are allocated.  We will allocate the repayment of indebtedness at the end of the valuation period during which the repayment is received.

Effect of Policy Loans

A Policy loan reduces the life insurance benefit proceeds and net cash value by the amount of any outstanding indebtedness. Repaying the loan causes the life insurance benefit proceeds and net cash value to increase by the amount of the repayment. As long as a loan is outstanding, we hold in the loan account an amount equal to the loan as of the last Policy anniversary plus any accrued interest, net of any loan repayments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan account will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding indebtedness, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

POLICY LAPASE AND REINSTATEMENT

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee your Policy will not lapse.  Your Policy may lapse (terminate without value) if the net cash value on any monthly deduction day is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and partial withdrawals cause a decrease in the net cash value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.  The lapse of a Policy with loans outstanding may have tax consequences.

If the net cash value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay (at least sufficient to provide a net premium to cover the sum of the monthly deductions due) and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 62 days after the date of the notice. This 62-day period is called the late period. If we do not receive the specified minimum payment by the end of the late period, all coverage under the Policy will terminate without value.

If we receive a sufficient payment in good order during the late period, we will allocate any resulting net premium among the subaccounts and the fixed account and will charge any monthly deductions due to the subaccounts and the fixed account according to the current net premium allocation.  If the insured dies during the late period, the life insurance benefit proceeds will equal the amount of the life insurance benefit proceeds immediately before the commencement of the late period, reduced by any due and unpaid charges.

Reinstatement

At your request, we may reinstate a lapsed Policy within five years after the lapse. To reinstate the Policy you must:

 •           submit a written application in good order for reinstatement to our home office;

 •           provide evidence of insurability that is satisfactory to us;

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•	make a minimum premium payment sufficient to provide a net premium that is large enough to cover the next two monthly deductions that will become due after the time of reinstatement.

•	either reinstate or repay any unpaid loan.

We reserve the right to decline any reinstatement request.  The effective date of the reinstatement will be the first monthly deduction date on or after the date we approve the application for reinstatement.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

•           the end of the late period (if we have not received the specified minimum payment);

•	the date the insured dies; or

•           the date the Policy is surrendered.

FEDERAL INCOME TAX CONSIDERATIONS

PURSUANT TO U.S. TREASURY DEPARTMENT CIRCULAR 230, THE COMPANY IS INFORMING POLICY HOLDERS AND PROSPECTIVE POLICY HOLDERS THAT (A) THE SUMMARY SET FORTH BELOW IS NOT INTENDED AND WAS NOT WRITTEN TO BE USED, AND CANNOT BE USED, BY ANY TAXPAYER FOR THE PURPOSES OF AVOIDING PENALTIES UNDER THE U.S. FEDERAL TAX LAWS OR ANY OTHER APPLICABLE TAX LAWS THAT MAY BE IMPOSED ON THE TAXPAYER, (B) THE SUMMARY SET FORTH BELOW WAS WRITTEN IN CONNECTION WITH THE PROMOTION OR MARKETING BY THE COMPANY OF THE POLICIES, AND (C) EACH TAXPAYER SHOULD SEEK ADVICE BASED ON ITS PARTICULAR CIRCUMSTANCES FROM AN INDEPENDENT TAX ADVISOR.

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis.  It is also uncertain in some cases whether life insurance benefits under Policies that continue after the insured attains age 100 will be excludible

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from the beneficiary’s gross income and whether Policy cash value will be deemed to be distributed to you when the insured attains age 100.  Such a deemed distribution may be taxable.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements, and we reserve the right to restrict Policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as the owner of the separate account assets.  We reserve the right to modify the Policies to bring them in conformity with applicable standards should such modification be necessary to prevent owners of the Policies from being treated as the owners of the underlying separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the life insurance benefit under a Policy should generally be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

Modified Endowment Contracts. Under the Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable income tax treatment than other life insurance contracts.  In general, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.”  A Policy will fail the 7-pay test if, at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual premiums.

If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount.  If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy.  A material change can occur, for example, when there is an increase in the life insurance benefit, which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a life insurance benefit equal to the lowest life insurance benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum

64

amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Life Insurance Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than life insurance benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

•
A 10% additional federal income tax is imposed on the amount includable in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.  These exceptions are available only if the owner is an individual.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Life Insurance Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made so that the Policy may continue to qualify as life insurance for federal income tax purposes may be treated in whole or in part as ordinary income subject to tax, including if Policy benefits are reduced during the first 15 Policy years due to such distributions.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness.  However, the tax consequences associated with loans where the spread between the interest rate credited to the loaned amount and the interest rate charged on the loan is very small are less clear, and a tax advisor should be consulted about such loans.

Finally, distributions or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Continuation Beyond Age 100.  If the Policy continues in force beyond the insured’s 100th birthday, the tax consequences are uncertain.  You should consult a tax advisor as to these consequences.

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Section 1035 Exchanges, Material Changes, and Sales.  Generally, no gain is taxed when you exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a MEC.  Further a new policy that is issued in exchange for a MEC is also treated as a MEC.  If you exchange your Policy, the new Policy may also lose any “grandfathering” privileges, where you would be exempt from certain legislative or regulatory changes made after your original Policy was issued.  In addition, an exchange of your Policy could cause certain federal income tax rules to re-apply to the Policy as of the time of the exchange.  Certain other changes to the Policy, including a change in ownership, an increase in coverage or other “material” change, could have tax consequences similar to an actual exchange. Whether a change is considered “material” is determined in light of all relevant facts and circumstances.  In addition, special tax consequences may apply if you sell your Policy.  Accordingly, you should consult with a tax advisor if you are considering exchanging your Policy, making any changes to your Policy, or selling your Policy.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.  The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U. S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance Policy purchase.

Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans when a Policy is Surrendered or Lapses. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution.  This is also true if the amount of indebtedness on a Policy is reduced or cancelled in connection with a section 1035 exchange.  If a loan is taken out from a Policy that is a MEC, then the amount of the loan will be treated as a distribution and will be taxed accordingly.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Experience Credits Rider.  There is some uncertainty regarding the tax consequences of the optional experience credits rider.  In particular, it is possible that the policy owner could recognize taxable income with respect to interest credited to the claims stabilization reserve.  You should consult a tax advisor as to the treatment of such reserve.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences,

66

 you should be sure to consult a tax advisor as to tax attributes of the arrangement.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Employer-Owned Life Insurance Contracts. Pursuant to section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a life insurance benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance contract is a life insurance contract that is owned by an employer that insures an employee of the employer and under which the employer is a direct or indirect beneficiary.  It is the employer’s responsibility (i) to verify the eligibility of the intended insureds under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j), and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts.  The requirements of new section 101(j) generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Policies.  If a Policy is owned or held by a corporation, trust or other non-natural person (an “entity”), Code section 264(f) could limit some (or all) of such entity’s interest deduction, even where such entity’s indebtedness is in no way connected to the Policy.  In addition, under section 264(f)(5), if an unincorporated business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by that business for purposes of the section 264(f) rules.  An exception to the interest disallowance rule of Code section 264(f) is available for a Policy owned by an entity engaged in a trade or business, if the Policy covers only one individual and that individual is, at the time first covered by the Policy, (1) a 20-percent owner of the entity or (2) an officer, director, or employee of the trade or business.  For this purpose, the IRS generally has interpreted “time first covered” as meaning the date a contract is issued, including the date of any exchange of the contract for a new contract.  In light of these rules, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

Split Dollar Arrangements.  The IRS and the Treasury Department have issued guidance that substantially affects split dollar arrangements.  Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

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Estate, Gift and Generation Skipping Transfer Taxes.  The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the Policy.  If the owner was not the insured, the fair market value of the Policy would be included in the owner’s estate upon the owner’s death.  The Policy would not be includable in the insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance Policy is transferred to, or a life insurance benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.   The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5 million and reduces the federal estate tax rate to 35%; increases the federal gift tax exemption to $5 million and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer tax exemption to $5 million and reduces the generation-skipping transfer tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and generation skipping transfer provisions of the 2010 Act are only effective until December 31, 2012; thereafter they will sunset and the federal estate, gift and generation-skipping transfer taxes will return to their pre-2001 levels.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The complexity of the estate, gift, and generation skipping transfer tax rules, along with uncertainty as to how they might be modified in the near future, underscore the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Possible Tax Law Changes. Although the likelihood of legislative or regulatory changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation, regulation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Possible Charges for Transamerica Life’s Taxes.  At the present time, we make no charge for any federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts and the fixed account or to the Policies.  We reserve the right to charge the subaccounts and the fixed account for any future taxes or economic burden we may incur.  To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions.

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OTHER POLICY INFORMATION

Payments We Make

We usually pay the amounts of any surrender, partial withdrawal, loan, life insurance benefit proceeds or settlement option within seven calendar days after we receive all applicable written notices and/or due proof of death in good order at our home office. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

•           the SEC permits, by an order, the postponement for the protection of policy owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

In addition, if, pursuant to SEC rules, any money market fund portfolio suspends payment of redemption proceeds in connection with a liquidation of that underlying fund portfolio, then we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the corresponding subaccount until the money market fund portfolio is liquidated.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial withdrawals, loans, life insurance benefit proceeds or payments under a settlement option until such check or draft has been honored.  We also reserve the right to defer payment of transfers, cash withdrawals, life insurance benefit proceeds or surrenders from the fixed account for up to six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals may require us to reject a premium payment and/or block a policy owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or life insurance benefits until instructions are received from the appropriate regulators.  We also may be required to provide information about the policy owner or the insured and the Policy to government agencies and departments.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he or she would have been entitled to receive upon surrender of the Policy, and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our home office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

The Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending,

69

directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements, and the Treasury Department issued regulations that significantly affect the tax treatment of such arrangements.  The IRS guidance and the regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this guidance on your split dollar policy.

SUPPLEMENTAL BENEFIT RIDERS

The following supplemental benefit riders are available and may be added to a Policy. Any monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide benefits that do not vary with the investment experience of the separate account. The riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences, and you should consult a tax advisor before doing so.

We reserve the right to discontinue the availability of any riders for new Policies at any time, and we also reserve the right to modify the terms of any riders for new Policies, subject to approval by the state insurance departments.

Term Insurance Rider

Under the term insurance rider, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of term insurance rider:	•	The term face amount is the amount requested by the Owner in writing.
	•	This term face amount may be increased or decreased if requested in writing. Any increase is subject to evidence of insurability.
	•	The term insurance rider may be purchased at the time of application or after the Policy is issued before an insured is 80.
	•	The term insurance rider increases the Policy's life insurance benefit.
Under life insurance benefit 1, the term insurance amount equals the term face amount plus the Policy face amount minus the Policy life insurance benefit minus the sum of Policy partial withdrawals.
Under life insurance benefit 2, the term insurance amount equals the term face amount plus the Policy face amount plus the Policy cash value minus the Policy life insurance benefit.

Under life insurance benefit 3, the term insurance amount equals the term face amount plus the Policy face amount plus the sum of Policy premiums paid minus the sum of Policy partial withdrawals minus the Policy life insurance benefit.

	•	The term insurance amount may not be less than zero nor more than

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the term face amount.
•
The term insurance rider expires at age 100.  The term insurance rider may terminate sooner if the Policy to which it is attached terminates without value, lapses for failure to pay a premium, or terminates due to death of the insured.

•	You may reduce or cancel coverage under the term insurance rider separately from reducing the face amount of the Policy.
•	The face amount of the Policy may be decreased, subject to certain minimums, without reducing the coverage under the term insurance rider.
•	There is an additional charge for this term insurance rider.

Experience Credits Rider

Policies with the same owner and satisfying our underwriting guidelines will be eligible for experience credits if elected.  The experience credit rider establishes a claims stabilization reserve which is a fund out of which life insurance benefits are paid.  The experience credits rider provides the owner the unused balance in the claims stabilization reserve.  Payment of experience credits may increase or decrease Policy costs over time.  Where there is worse claims experience for the group of cases than anticipated, Policy costs will be higher.  Where there is better claims experience for the group of cases than anticipated, Policy costs will be lower.  An owner may elect the experience credits rider if the owner believes the group of cases will have better claims experience over time than anticipated by us.

Features of experience credits rider:
•	The experience credits rider must be selected at the time of application and may not be added to a Policy after issue.
•
We increase by 20% the cost of insurance charge applied to each Policy.  On the effective date and on each monthly deduction day we fund the claims stabilization reserve with the Policy’s cost of insurance charge.

•	The claims stabilization reserve supports the payment of any experience credits.
•	On the effective date and on each monthly deduction day, we deduct a charge from the claims stabilization reserve in an amount equal to:
A * (B/C), where
A = expected net life insurance benefit claims for a case (equivalent to the cost of insurance charge in absence of the experience credits rider);
B = actual life insurance benefit claims for the group of cases; and
C = anticipated life insurance benefit claims for the group of cases.
•
Unused balances in the claims stabilization reserve will be transferred to the Policy as experience credits annually on the Policy anniversary.  The amount of any experience credit will be allocated pro rata to the subaccounts to which the owner currently has allocated its cash value.

•
Unused balances in the claims stabilization reserve will be paid to the owner in the case of a full surrender.  Unused balances in the claims stabilization reserve will not be paid on partial withdrawals.

•	The claims stabilization reserve is held in our general account and

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credited interest at an annual rate declared by us, not less than 2.00%. The interest becomes part of the claims stabilization reserve.
•	All Policies in a case share a claims stabilization reserve. Additional Policies may be added to a case at any time.
•	Overall Policy costs may be less over time if experience credits are paid due to better claims experience for the group of cases than anticipated.

Experience Credits Rider example
Below is an example of how the experience for the group of cases affects a case with the experience credits rider.  This is for illustration purposes only and may not be relied upon to show actual performance.  In this example contributions to the claims stabilization reserve by the end of Month 3 are $60.  Were the year to end at the Month 3 the amount of refund based on the unused portion of the claims stabilization reserve would equal to $60 plus any interest credited.

Without Experience Credit Rider	Month 1	Month 2	Month 3
Standard cost of insurance charge deducted from cash value:	$100	$100	$100
With Experience Credit Rider
Cost of insurance charge deducted from cash value and deposited into claim stabilization reserve, at 120% of standard cost of insurance:	$120	$120	$120
Actual-to-anticipated life insurance benefit claims experience ratio for the group of cases:	100%	98%	102%
Deduction from claim stabilization reserve to pay Transamerica Life the cost of insurance charge, equal to experience for the group of cases ratio times expected case life insurance benefit claims:	$100 (= 100% x $100)	$98 (= 98% x $100)	$102 (=102% x $100)

Net contribution to claim stabilization reserve available to pay experience credits, equal to cost of insurance charge minus deduction from claim stabilization reserve:	$20	$22	$18
	(= $120 - $100)	(= $120 - $98)	(= $120 - $102)

Death Benefit Enhancement Riders

Under the death benefit enhancement riders, increased limitation percentages are provided for certain ages. The death benefit enhancement riders are available only if you have chosen the cash value accumulation test to qualify your Policy as life insurance under the Code.

Features of death benefit enhancement riders:	•
The limitation percentages on death benefit enhancement rider 1 are higher than those for the base Policy at ages 76-87.  The limitation percentages on life insurance benefit enhancement rider 2 are higher than those for the base Policy at ages 73-87 for males and 74-87 for females.  See Limitation Percentages Tables below.

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•	Cost of insurance charges (due to higher net amount at risk) and life insurance benefits may be higher at the age ranges mentioned above if the rider is in force.

•	The death benefit enhancement riders may be elected at the time of issue. There are no issue age or underwriting class restrictions associated with the death benefit enhancement riders.

•	The death benefit enhancement riders may be deleted at any time after issue at the owner’s request. The request will take effect the following Policy month.

•	Only one death benefit enhancement rider may be added to a Policy.

Death Benefit Enhancement Rider 1

Limitation Percentages Table – Cash Value Accumulation Test
Insured's Age on Policy Anniversary			Insured's Age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179
31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	150	166
34	483	548	74	147	162
35	467	529	75	144	158
36	451	511	76	144	156

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37	436	493	77	144	156
38	421	476	78	144	156
39	406	460	79	144	156
40	393	444	80	144	156
41	379	429	81	142	153
42	367	415	82	140	151
43	355	401	83	136	146
44	343	387	84	132	141
45	332	374	85	128	136
46	321	362	86	124	132
47	311	350	87	120	128
48	301	338	88	117	124
49	291	327	89	116	122
50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113
55	241	270	95	110	112
56	233	262	96	109	110
57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

Death Benefit Enhancement Rider 2

Limitation Percentages Table – Cash Value Accumulation Test
Insured's age on Policy Anniversary			Insured's age on Policy Anniversary
	Limitation			Limitation
	Percentage			Percentage
	Male	Female		Male	Female

20	773	901	60	208	234
21	748	870	61	202	227
22	724	839	62	196	221
23	701	810	63	191	215
24	678	782	64	186	209
25	656	754	65	182	203
26	634	728	66	177	198
27	613	702	67	173	193
28	593	678	68	169	188
29	574	654	69	165	183
30	555	631	70	161	179

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31	536	609	71	157	174
32	518	588	72	154	170
33	500	568	73	151	166
34	483	548	74	151	163
35	467	529	75	151	163
36	451	511	76	151	163
37	436	493	77	151	163
38	421	476	78	151	163
39	406	460	79	151	163
40	393	444	80	151	163
41	379	429	81	148	160
42	367	415	82	146	158
43	355	401	83	141	152
44	343	387	84	136	146
45	332	374	85	131	140
46	321	362	86	126	134
47	311	350	87	121	129
48	301	338	88	117	124
49	291	327	89	116	122
50	282	317	90	115	120
51	273	307	91	114	119
52	264	297	92	113	117
53	256	288	93	112	115
54	248	279	94	111	113
55	241	270	95	110	112
56	233	262	96	109	110
57	227	255	97	107	108
58	220	247	98	105	106
59	214	240	99	102	102
			100+	101	101

ADDITIONAL INFORMATION

Sale of the Policies

Distribution and Principal Underwriting Agreement.  We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.  We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (i.e., commissions payable to selling firms selling the Policies, as described below.)  Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws and state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies.  We pay commissions through TCI to the selling firms for their sales of the Policies.

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A limited number of these broker-dealers may also be paid to “wholesale” the Policies, that is, to provide marketing support to the broker-dealer firms that do the actual selling.

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the Policies according to one or more schedules.  The amount and timing of commissions may vary depending on the selling agreement, but are not expected to be greater than:

• 20% of all premiums paid up to target premium in the first Policy year; plus
• 2.6% of all premiums paid in excess of target premium in first Policy year; plus
• 10% of all premiums paid up to target premium in Policy years 2 through 4; plus
• 2.6 % of all premiums paid in excess of target premium in Policy years 2 through 4; plus
• 3.2% of all premiums paid up to target premium in Policy years 5 through 7; plus
• 2.6 % of all premiums paid in excess of target premium in Policy years 5 through 7; plus
• 2.4% of all premiums paid in Policy years 8+.

For Policies that are in force at the end of the Policy year, we pay an additional trail commission of: 0.10% on the cash value in Policy years 2 through 20; 0.05% in Policy years 21-30; and 0% in all subsequent Policy years.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits.  Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

Flat fees may also be paid by us to unaffiliated selling firms providing wholesaling services (such as setting up broker meetings, providing sales support and training for sales representatives who sell the Policies).

Additional Compensation Paid to Selected Selling Firms.  In exchange for providing us with access to their distribution network, certain selling firms may receive from us additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, market intelligence, product design and development, policy owner servicing, distributor and agent support and service, and/or other services they provide to us and our affiliates, based on sales volume or flat-fee arrangements.  These special compensation arrangements are not offered to all selling firms and the terms of such arrangements differs between selling firms.

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses we pay, however, through fees and charges that policy owners do pay under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations.  These differences include, among other things, free-

76

look rights, issue age limitations, and the general availability of riders.  Please note that this prospectus describes the material rights and obligations of the policy owner, and the maximum fees and charges for all Policy features and benefits are set forth in the fee table of the prospectus.  See your Policy for specific variations because any such state variations will be included in your Policy or in riders or endorsements attached to your Policy.  Contact your registered representative or our home office for specific information that is applicable to your state.

Legal Proceedings

Transamerica Life, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on Transamerica Life’s ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Transamerica Life and the separate account are included in the SAI.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary
The Policy – General Provisions
Entire Contract
Information in the Application for this Policy
Ownership Rights
Changing the Owner
Choosing the Beneficiary
Changing the Beneficiary
Assigning the Policy
Exchanging the Policy
Selecting the Tax Test
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Sex
Modifying the Policy
Additional Information
Settlement Options
Additional Information about Transamerica Life and the Separate Account
Changes to the Separate Account
Potential Conflicts of Interest
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Reports to Owners
Claims of Creditors
Records
Additional Information
Independent Registered Public Accounting Firm
Financial Statements
Underwriting
Underwriting Standards
Performance Data
Performance Data in Advertising Sales Literature
Transamerica Life’s Published Ratings
Index to Financial Statements
Transamerica Corporate Separate Account Sixteen
Transamerica Life Insurance Company

78

GLOSSARY

account(s) – The options to which you can allocate your money.  The accounts include the fixed account and the subaccounts in the separate account.

accumulation unit – These are the accounting units used to calculate the values under this Policy.

age – The issue age of the insured, plus the number of completed Policy years since the effective date.

beneficiary – The person (s) to whom the life insurance benefit proceeds are paid upon the death of the insured.

case – all Policies originally issued to a single owner on a common date.

cash value –After the free-look period, the cash value is the value of the Policy’s accumulation units in each subaccount, plus the amount in the fixed account, plus the amount in the loan account, less any mortality and expense risk charges that have accrued since the last monthly deduction day.

Code – The Internal Revenue Code of 1986, as amended.

effective date – The date coverage under this Policy becomes effective and the date from which Policy anniversaries, Policy years, and Policy months are determined.  This date is shown on the Policy specifications page.

face amount – The face amount is the face amount shown on the Policy specifications page plus or minus any changes made as described in the Policy changes section of the Policy.

fixed account – An option to which you may allocate net premiums and cash value.  The fixed account is part of our general account.  We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

free-look period – The 10-day (or longer, if required by state law) period during which you may return the Policy to us and receive a refund.

general account – The assets of the company other than those allocated to the separate account or any other separate account established by the company.

group of cases – all inforce cases issued by us which are similarly underwritten.

guideline premium – The premium necessary to provide the benefits selected by the owner under the Policy based on the particular facts relating to the insured and certain assumptions defined by law.

home office – Transamerica Life’s home office located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499, 1-319-355-8572. Our toll-free phone number is 1-888-804-8461. Our fax number is 1-319-355-2378.  Our hours are Monday - Friday from 8:00 a.m. – 4:30  p.m. Central Standard Time.

indebtedness – The loan amount plus any accrued loan interest.

insured – The person upon whose life the Policy is issued.

issue age – The age of the insured on the effective date.  This age is shown on the Policy specifications page.

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lapse – Termination of the Policy at the expiration of the late period while the insured is still living.

late period – The period of time that coverage is continued after the net cash value less any unpaid Policy loan is less than the monthly deduction charge for the next Policy month.

life insurance benefit – The life insurance benefit proceeds payable under this Policy will be based on the life insurance benefit option and the face amount in effect on the date of death.

life insurance benefit option – One of three options that an owner may select for the computation of the life insurance benefit proceeds.

life insurance benefit proceeds – The total amount payable to the beneficiary if the insured dies while the Policy is in force.  The life insurance benefit proceeds include reductions for any outstanding indebtedness and any due and unpaid charges.

loan account – A portion of the company’s general account to which cash value is transferred to provide collateral for any loan taken under the Policy.

loan account value – The cash value in the loan account.

loan amount – The loan amount on the last Policy anniversary plus any new loans minus any loan repayments.  On each Policy anniversary unpaid loan interest is added to the loan amount.

loan value – After the first Policy year, the loan value on any given date is equal to 90% of the net cash value on that date.

monthly deduction – Includes monthly contract charge, monthly cost of insurance (including any temporary flat extra rating shown on the Policy specifications page), a factor representing the mortality and expense risk charge, monthly cost for riders attached to the Policy, and a monthly deferred sales load (only in Policy years 2-7).

monthly deduction day – The same date in each succeeding month as the effective date.  Whenever the monthly deduction day falls on a date other than a valuation day, the monthly deduction day will be deemed to be the next valuation day.

net cash value – The amount payable upon surrender of the Policy equal to the cash value as of the date of surrender, less any outstanding Policy loan and any accrued loan interest due.

net premium – The portion of the premium available for allocation to the subaccounts of the separate account or the fixed account equal to the premium paid by the policy owner less the applicable percent of premium loads.

1940 Act – The Investment Company Act of 1940, as amended.

NYSE – New York Stock Exchange.

owner – The person who owns the Policy and who may exercise all rights under the Policy while living.

partial withdrawal – An amount withdrawn from the net cash value which results in a reduction in the net cash value by the amount withdrawn.

80

percent of premium load – The percent shown on the Policy specifications page that is deducted from each premium paid.

planned premium – The premium you select as a level amount that you plan to pay on a monthly, semi-annual or annual basis over the life of the Policy.  Payment of all planned premiums, in full and on schedule, does not mean that the Policy will not lapse, terminate without value.  Additional and substantial premiums, above the planned premiums, may be necessary to prevent lapse.

Policy anniversary – The same day and month as your effective date for each succeeding year your Policy remains in force.

Policy month – A one-month period beginning on the monthly deduction day.

Policy year – A twelve-month period beginning on the effective date or on a Policy anniversary.

policy owner (owner, you, your) – The person who owns the Policy and who may exercise all rights under the Policy while living.

portfolio (s) – A series of a mutual fund in which a corresponding subaccount invests its assets.

SEC – U.S. Securities and Exchange Commission.

separate account – Transamerica Corporate Separate Account Sixteen, an investment account established by Transamerica Life to receive and invest net premiums allocated under the Policy and other variable life insurance policies we issue.

settlement options – The manner in which an owner or beneficiary elects to receive the life insurance benefit proceeds.

subaccount – A sub-division of the separate account.  Each subaccount invests exclusively in the shares of the specified portfolio of an insurance-dedicated fund or in a portfolio of securities and investments.

subaccount value – The cash value in a subaccount.

target premium – Amount of premium used to determine the percent of premium loads.

transfer – A transfer of amounts between subaccounts of the separate account or the fixed account.

transfer charge – The company reserves the right to apply a charge of $25.00 for each transfer after the first twelve (12) transfers in a given Policy Year.

valuation day – Each day on which the New York Stock Exchange is open for regular trading.

valuation period – The period from the close of the immediately preceding valuation day (usually 4:00 p.m. Eastern time) to the close of the current valuation day.

we, us, company, our – Transamerica Life Insurance Company (“Transamerica Life”).

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written notice - The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our home office.

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Appendix

See Possible Additional Amount Payable On Surrender section.

Percentage of net cash value for Policies issues before May 1, 2010.

Percentage Table

For Policies issued on 01-01-2010 and later:

Policy Year     Percentage of net cash value
1                    13.20%
2              12.36% reducing by .070% per Policy month
3              11.70% reducing by .055% per Policy month
4              10.92% reducing by .065% per Policy month
5              8.88% reducing by .170% per Policy month
6              7.32% reducing by .130% per Policy month
7              6.00% reducing by .110% per Policy month
8              4.92% reducing by .090% per Policy month
9              3.90% reducing by .085% per Policy month
10            2.88% reducing by .085% per Policy month
11            1.92% reducing by .080% per Policy month
12            0.90% reducing by .085% per Policy month
13+                 0%

For Policies issued between 9-18-2009 and
01-01-2010:

Policy Year     Percentage of net cash value
1                       14.90%
2                 14.66% reducing by .240% per Policy month
3                 11.87% reducing by .150% per Policy month
4                 10.09% reducing by .130% per Policy month
5                 8.405% reducing by .255% per Policy month
6                 5.395% reducing by .205% per Policy month
     7                 2.96% reducing by .180% per  Policy month
8+                      0%

For Policies issued between 1-1-2009 and
9-18-2009:

Policy Year    Percentage of net cash value
1                    12%
2              11.87% reducing by .13% per Policy month
3              10.28% reducing by .16% per Policy month
4              8.36% reducing by .16% per Policy month
5              6.38% reducing by .22% per Policy month
6              3.83% reducing by .13% per Policy month

For Policies in force as of 1-1-2009:

Policy Year    Percentage of net cash value
1                              12%
2                      11.87% reducing by .13% per Policy month
3                      10.28% reducing by .16% per Policy month
    4                      8.36% reducing by .16% per Policy month
    5                      6.47% reducing by .13% per Policy month
6                      4.87% reducing by .17% per Policy month

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7 2.28% reducing by .12% per Policy month 8+ 0%	7 2.84% reducing by .16% per Policy month 8+ 0%

Factor calculation for Policies issued before May 1, 2010:

The “factor” is between 0.00 and 1.00, inclusive.  The “factor” is calculated as follows:  (A/B) + (C x D) with A, B, C, and D defined as follows: (A) target premium, (B) total first year premium, (C) thirty percent, (D) the ratio of term insurance rider coverage at issue to total death benefit at issue.

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Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide to you, without charge and upon request, certain personalized hypothetical illustrations showing the life insurance benefit, net cash value, and cash value.  These hypothetical illustrations may help you understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy.  They will help you compare this Policy to other life insurance policies.  These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the face amount, life insurance benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2010.  You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.  The illustrations are not a representation or guarantee of investment returns or cash value.

Inquiries

To learn more about the Policy, including distribution arrangements and related compensation, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.  The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our home office at:

Transamerica Life Insurance Company
4333 Edgewood Road NE
Mail Stop 2390
Cedar Rapids, Iowa 52499
1-888-804-8461
Facsimile: 1-319-355-2378
(Monday - Friday from 8:00 a.m. – 4:30  p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by the writing the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549.  The Registrant’s file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.com or by calling 1-800-289-9999.  You also can obtain an investor brochure from Financial Industry Regulatory Authority, Inc (“FINRA”) describing its Public Disclosure Program.

SEC File No. 333-109579/ 811-21440

85

PART B

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                                                                        May 1, 2011
ADVANTAGE X
issued through
Transamerica Corporate Separate Account Sixteen
by
Transamerica Life Insurance Company
Home Office:
4333 Edgewood Rd NE
Mailstop 2390
Cedar Rapids, IA  52499
1-888-804-8461  ●  1-319-355-8572

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Advantage X, an individual variable adjustable life insurance policy offered by Transamerica Life Insurance Company (“Transamerica Life”), an AEGON company.  You may obtain a copy of the prospectus dated May 1, 2011, by calling 1-888-804-8461 or
1-319-355-8572 (Monday – Friday from 8:00 a.m. – 4:30 p.m. CST), or by writing to the home office at Transamerica Life, 4333 Edgewood Rd NE, Cedar Rapids, Iowa, 52499.  The prospectus sets forth information that a prospective investor should know before investing in a policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Policy and Transamerica Corporate Separate Account Sixteen.

TABLE OF CONTENTS

Glossary……………………………………………………………………………………………………………….........	1
The Policy – General Provisions…………………………………………………………………………………….......	4
Entire Contract………………………………………………………………………………………………….......	4
Information in the Application for this Policy…………………………………………………………………...	4
Ownership Rights………………………………………………………..………………………………………....	4
Changing the Owner…………………………………………………………………………………………	4
Choosing the Beneficiary……………………………………………………………………………………	4
Changing the Beneficiary……………………………………………………………………………………	5
Assigning the Policy…………………………………………………………………………………………	5
Exchanging the Policy……………………………………………………………………………………….	5
Selecting the Tax Test……………………………………………………………………………………………...	6
Our Right to Contest the Policy…………………………………………………………………………………...	6
Suicide Exclusion…………………………………………………………………………………………………....	6
Misstatement of Age or Sex………………………………………………………………………………………..	7
Modifying the Policy…………………………………………………………………………………………….....	7
Additional Information…………………………………………………………………………………………….….......	7
Settlement Options…………………………………………………………………………………………….……	7
Additional Information about Transamerica Life and the Separate Account………………………………...	8
Changes to the Separate Account………………………………………………………………………………..	9
Potential Conflicts of Interest…………………………………………………………………………………….	9
Legal Matters…………………………………………………………………………………………………….....	10
Variations in Policy Provisions……………………………………………………………………………………	10
Personalized Illustrations of Policy Benefits……………………………………………………………………	10
Sale of the Policies…………………………………………………………………………………………………	10
Reports to Owners………………………………………………………………………………………………….	11
Claims of Creditors………………………………………………………………………………………………...	11
Records………………………………………………………………………………………………………….…..	11
Additional Information……………………………………………………………………………………………..	11
Independent Registered Public Accounting Firm……………………………………………………………….	11
Financial Statements…………………………………………………………………………………………….…	12
Underwriting……………………………………………………………………………………………………….…........	12
Underwriting…………………………………………………………………………………………………….….	12
Underwriting Standards……………………………………………………………………………………………	12
Performance Data…………………………………………………………………………………………………….........	12
Performance Data in Advertising Sales Literature……………………………………………………………………..	12
Transamerica Life's Published Ratings……………………………………………………………………………….....	13
Index to Financial Statements…………………………………………………………………………………………....	14
Transamerica Corporate Separate Account Sixteen…………………………………………………………………....	14
Transamerica Life Insurance Company……………………………………………………………………………….....	14

GLOSSARY

account(s) - The options to which you can allocate your money.  The accounts include the fixed account and the subaccounts in the separate account.

accumulation unit - These are the accounting units used to calculate the values under this Policy.

age - The issue age of the insured, plus the number of completed Policy years since the effective date.

beneficiary - The person(s) to whom the life insurance benefit proceeds are paid upon the death of the insured.

cash value - After the free look period, the cash value is the value of the Policy's accumulation units in each subaccount, plus the amount in the fixed account, plus the amount in the loan account, less any mortality and expense risk charges that have accrued since the last monthly deduction day.

Code - The Internal Revenue Code of 1986, as amended.

effective date - The date coverage under this Policy becomes effective and the date from which Policy anniversaries, Policy years and Policy months are determined.  This date is shown on the Policy specifications page.

face amount - The face amount is the face amount shown on the Policy specifications page plus or minus any changes made as described in the Policy changes section of the Policy.

fixed account - An option to which you may allocate net premiums and cash value.  The fixed account is part of our general account.  We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

general account - The assets of the company other than those allocated to the separate account or any other separate account established by the company.

guideline premium - The premium necessary to provide the benefits selected by the owner under the Policy based on the particular facts relating to the insured and certain assumptions defined by law.

home office – Transamerica Life’s home office located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499, 1-319-355-8572. Our toll-free phone number is 1-888-804-8461. Our fax number is 1-319-355-2378. Our hours are Monday - Friday from 8:00 a.m. – 4:30  p.m. Central Standard Time.

indebtedness - The loan amount plus any accrued loan interest.

insured - The person upon whose life the Policy is issued.

issue age - The age of the insured on the effective date.  This age is shown on the Policy specifications page.

lapse - Termination of the Policy at the expiration of the late period while the insured is still living.

late period - The period of time that coverage is continued after the net cash value less any unpaid Policy loan is less than the monthly deduction charge for the next Policy month.

life insurance benefit - The life insurance benefit proceeds payable under this Policy will be based on the life insurance benefit option and the face amount in effect on the date of death.

life insurance benefit option - One of three options that an owner may select for the computation of the life insurance benefit proceeds.

life insurance benefit proceeds - The total amount payable to the beneficiary if the insured dies while the Policy is in force.

The life insurance benefit proceeds include reductions for any outstanding indebtedness and any due and unpaid charges.

loan account - A portion of the Company's general account to which cash value is transferred to provide collateral for any loan taken under the Policy.

loan amount - The loan amount on the last Policy anniversary plus any new loans minus any loan repayments.  On each Policy anniversary unpaid loan interest is added to the loan amount.

monthly deduction - Includes monthly contract charge, monthly cost of insurance (including any temporary flat extra rating shown on the Policy specifications page), a factor representing the mortality and expense risk charge, monthly cost for riders attached to the Policy, and a monthly deferred sales load (only in Policy years 2-7).

monthly deduction day - The same date in each succeeding month as the effective date.  Whenever the monthly deduction day falls on a date other than a valuation day, the monthly deduction day will be deemed to be the next valuation day.

net cash value - The amount payable upon surrender of the Policy equal to the cash value as of the date of surrender, less any outstanding Policy loan and any accrued loan interest due.

net premium - The portion of the premium available for allocation to the subaccounts of the separate account or the fixed account equal to the premium paid by the policy owner less the applicable percent of premium loads.

1940 Act - The Investment Company Act of 1940, as amended.

partial withdrawal - An amount withdrawn from the net cash value which results in a reduction in the net cash value by the amount withdrawn.

Policy anniversary - The same day and month as your effective date for each succeeding year your Policy remains in force.

Policy month - A one-month period beginning on the monthly deduction day.

Policy year - A twelve-month period beginning on the effective date or on a Policy anniversary.

policy owner (owner, you, your) - The person who owns the Policy and who may exercise all rights under the Policy while living.

portfolio(s) - A series of a mutual fund in which a corresponding subaccount invests its assets.

SEC - U.S. Securities and Exchange Commission.

separate account - Transamerica Corporate Separate Account Sixteen, an investment account established by Transamerica Life to receive and invest net premiums allocated under the Policy and other variable life insurance policies we issue.

settlement options - The manner in which an owner or beneficiary elects to receive the life insurance benefit proceeds.

subaccount - A sub-division of the separate account.  Each subaccount exclusively invests in the shares of a specified portfolio of an insurance-dedicated fund or in a portfolio of securities and investments.

subaccount value - The cash value in a subaccount.

target premium - Amount of premium used to determine the percent of premium loads.

transfer - A transfer of amounts among subaccounts of the separate account or the fixed account.

we, us, company, our - Transamerica Life Insurance Company (“Transamerica Life”).

written notice - The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our home office.
In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life and the Policy, which may be of interest to a prospective purchaser.

THE POLICY – GENERAL PROVISIONS

Entire Contract

The entire contract consists of the Policy, any Policy attachments, the application for the Policy and any supplemental applications. Any application used to apply for increases in the face amount will be attached to and made a part of the Policy. Any extra benefit rider attached to the Policy will become a part of the Policy and will be subject to all the terms and conditions of the Policy unless we state otherwise in the rider.

Information in the Application for this Policy

In issuing the Policy, we have relied on the statements made in the application. All such statements are deemed to be representations and not warranties. We assume these statements are true and complete to the best of the knowledge and belief of those who made them.

No statement made in connection with the application will be used by us to void the Policy or to deny a claim unless that statement is a material misrepresentation and is part of the application.

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no successor owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner

•	Change the owner by providing written notice in good order to us at our home office at any time while the insured is alive and the Policy is in force.

•	Once we have recorded a change of owner, the change is effective as of the date the owner signs the written notice.

•	Changing the owner does not automatically change the beneficiary.

•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.

•	We are not liable for payments we made before we received the written notice at our home office.

Choosing the Beneficiary

•	The owner designates the beneficiary (the person to receive the life insurance benefit when the insured dies) in the application or in a signed notice.

•	Any beneficiary designation is revocable unless otherwise stated in the designation.

•
If the owner designates more than one beneficiary, they can be classed as first, second and so on.  If two or more are named in a class, each beneficiary shares equally in any life insurance benefit proceeds unless the beneficiary designation states otherwise.

•	If the beneficiary dies before the insured, then any contingent beneficiary becomes a beneficiary.

•	If no beneficiary survives the insured, the right to these proceeds will pass to you. If you are the insured, the right will pass to you.

Changing the Beneficiary

•	The owner changes the beneficiary by providing written notice in good order to us at our home office any time while the insured is alive and the Policy is in force.

•	Once we have recorded the change of beneficiary, the change is effective as of the date the owner signs the written notice.

•	We are not liable for any payments we made before we received the written notice at our home office.

Assigning the Policy

•	The owner may assign Policy rights while the insured is alive.

•	The owner retains any ownership rights that are not assigned.

•	We must receive written notice in good order of the assignment at our home office.

•	Assignee may not change the owner or the beneficiary and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.

•	An assignment passes along the obligation to repay any indebtedness outstanding at the time of the assignment.

•	Claims under any assignment are subject to proof of interest and the extent of the assignment.

•	We are not:

➢	bound by any assignment unless we receive a written notice in good order of the assignment at our home office;

➢	responsible for the validity of any assignment;

➢	liable for any payment we made before we received written notice of the assignment at our home office; or

➢	bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).

•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Exchanging the Policy

•	Within 24 months of the issue date of this Policy, you may exchange the Policy for a new policy on the life of the insured without evidence of insurability.

•	In order to exchange this Policy, we will require:

➢	that this Policy be in effect on the date of the exchange;

➢	repayment of any unpaid loan;

➢	an adjustment, if any, for premiums and cash values of this and the new policy.

•	The date of exchange will be the later of:

➢	the date you send this Policy along with a signed written request for an exchange;

➢	the date we receive at our home office, or at any other location that we indicate to you in writing, the necessary payment for the exchange.

•	The date of the exchanged policy will be the same as the date of the original Policy.

•	The benefits of the new policy will not reflect the investment experience of the separate account.

•	The new policy will be on a permanent plan of life insurance that we would be offering for this purpose on the date of issue of this Policy.

•	The new policy will have a face amount equal to the initial face amount of this Policy. It will be based on the same issue age, sex and class of risk as this Policy.

•	All riders attached to this Policy will end on the date of exchange, unless we agree otherwise.

•	An exchange may have tax consequences.

Selecting the Tax Test

The owner may elect either the guideline premium test or the cash value accumulation test. Your election may affect the amount of the life insurance benefit payable under your Policy, the amount of premiums you may pay and the amount of your monthly deduction.

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.  We also may contest the validity of any increase of face amount or other change to the Policy if you make any material misrepresentation of a fact in the application (or any supplemental application) for the increase or change to the Policy.  In the absence of fraud, we consider statements made in the application(s) to be representations, not warranties.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the effective date, or if the Policy has been reinstated, for two years from the date of Policy reinstatement.  Likewise, we cannot bring any legal action to contest the validity of any increase in face amount that occurs after the effective date, or any Policy reinstatement, for two years from the effective date of the increase or reinstatement.

However, if the increase in face amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the two-year contestable period will be measured from the date the corresponding portion of term insurance became effective.  Please refer to the provision or provisions that may be in any rider or riders attached to the Policy regarding the contestability of the rider or riders.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the effective date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any indebtedness, and less any partial withdrawals. We will pay this amount to the beneficiary in one sum.

If the insured commits suicide, while sane or insane, within two years of the effective date of any increase in the face amount or additional coverage rider, our liability is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

However, if the increase in face amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the two-year suicide exclusion period will be measured from the date that the corresponding portion of term insurance became effective.

Misstatement of Age or Sex

If the age or sex of the insured was stated incorrectly in the application or any supplemental application, then the life insurance benefit and any benefits provided by rider or endorsement will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and sex.  If the age of the insured has been overstated or understated, we will calculate future monthly deductions using the cost of insurance (and the cost of benefit provided by rider or endorsement) based on the insured’s correct age and sex.

Modifying the Policy

Only our President, one of the Vice Presidents, Secretary or an officer of Transamerica Life may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

If we modify the Policy, we will provide you notice, and we will make appropriate endorsements to the Policy.

ADDITIONAL INFORMATION

Settlement Options

When the insured dies, the policy proceeds will be paid in one sum or, if elected, a fixed period option.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under a settlement option, the dollar amount of each payment may depend on four things:

• the amount of the surrender on the surrender date or life insurance benefit proceeds on the insured's date of death;

• the interest rate we credit on those amounts;

• the mortality tables we use; and

• the specific payment option(s) you choose.

If the fixed period option is selected, we will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 360 months.  We will stop making payments once we have made all the payments for the period selected.

If the regular payment under the fixed period option is less than $100, we may pay any unpaid amount or present value in one lump sum. We may make other settlement options available in the future.

Even if the life insurance benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the life insurance benefit after the insured’s death are taxable, and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

All settlement option rates are based on the 2000 Individual Annuity Mortality Table, if applicable, and a guaranteed annual interest rate of 2%.  The payee will receive the greater of:

1. The income rates in effect for us at the time the income payments are made; or

2. The following income rates as guaranteed in the Policy.

Fixed Period (in months)	Monthly Installment per $1,000.00
60	$17.49
120	$9.18
180	$6.42
240	$5.04
300	$4.22
360	$3.68

Additional Information about Transamerica Life and the Separate Account

Transamerica Life is a stock life insurance company that is wholly-owned by Transamerica Occidental Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, LLC (“AEGON USA”), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., of the Netherlands, a public company under Dutch law.  Transamerica Life's home office is located at 4333 Edgewood Rd NE, Cedar Rapids, IA, 52499.

Transamerica Life was incorporated in 1961 under the laws of Iowa as NN Investors Life Insurance Company, Inc. and is subject to regulation by the Insurance Department of the State of Iowa, as well as by the insurance departments of all other states and jurisdictions in which it does business. Transamerica Life is licensed to sell insurance in all states (except New York), Guam, and in the District of Columbia. Transamerica Life submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Transamerica Life established the separate account as a separate investment account under Iowa law in 2003. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Transamerica Life, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Transamerica Life holds the assets of the separate account apart from the general account. Transamerica Life maintains records of all purchases and sales of portfolio shares by each of the subaccounts.  Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

Changes to the Separate Account

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;

•	Add new portfolios or remove existing portfolios;

•
Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investments or if we determine that investment in a portfolio is no longer appropriate in light of the purposes of the separate account;

•	Close subaccounts to allocations of new premiums by existing or new policy owners at any time at our discretion;

•	Make subaccounts (including new subaccounts) available to such classes of Policies as we may determine;

•	Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

•	Combine the separate account with other separate accounts and/or create new separate accounts;

•	Deregister the separate account under the 1940 Act or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law;

•	Manage the separate account under the direction of a committee at any time;

•	Make any changes required by the 1940 Act or other applicable law or regulation; and

•	Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts.  New or substitute portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

Potential Conflicts of Interests

Shares of certain Portfolios are sold to separate accounts of insurance companies that may or may not be affiliated with Transamerica Life or each other.  In addition, shares of certain portfolios are also sold to separate accounts to serve as the underlying investment for variable life insurance policies, variable annuity contracts and for retirement plans.  It is possible that a material conflict may arise between the interests of owners of the Policies and owners of other variable life insurance policies or variable annuity contracts whose accumulation values are allocated to a portfolio.  Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.  Although neither Transamerica Life nor the portfolios currently foresee any such disadvantages, Transamerica Life and each portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take.  Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences.  If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Transamerica Life will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. provided advice on certain matters relating to the federal securities laws.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws.  These variations may include restrictions on the operation of the fixed account, and different interest rates charged and credited on Policy loans. Please refer to your Policy, as any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

To help you understand how your life insurance benefit, net cash value, and cash value would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request.  These illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the face amount, life insurance benefit option, premium payment amounts and hypothetical rates of return (within limits) that you request.

The illustrations also will reflect the average portfolio expenses for 2010. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

The illustrations are hypothetical only and are not representations of future returns or Policy values and benefits. Your actual results will differ from those in the illustrations.

Sale of the Policies

We currently offer the Policies to existing Owners. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate Transamerica Capital, Inc. (“TCI”) is the distributor and principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse St., Suite 1100, Denver, CO 80237.  TCI, like Transamerica Life, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  TCI compensates these selling firms for their services.  Sales representatives are appointed as our insurance agents.

During fiscal years 2010, 2009 and 2008, the amounts paid to TCI in connection with all Policies sold through the separate account were $399,732.50, $814,568.30 and $1,386,751.00, respectively.  TCI passed through commissions they received to selling firms for their sales and did not retain any portion in return for their services as principal underwriter for the Policies.  Our parent company provides paid-in capital contributions to TCI, and pays for TCI’s operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) costs associated with sales conferences and educational seminars for their sales representatives; and (3) other sales expenses incurred by them.  We and/or TCI may make additional payments to certain selling firms based on aggregate sales or persistency standards.  These various payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policy owners at their last known address a report showing the following information as of the end of the report period:

✓	the current cash value	✓	any activity since the last report
✓	the current net cash value	✓	the current subaccount values and loan account value
✓	the current life insurance benefit	✓	current net premium allocations
✓	the current loan amount	✓	any other information required by law

In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in face amount, changes in life insurance benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Claims of Creditors

Except as described in the assignment section above, payments we make under the Policy are, to the extent permitted by law, exempt from the claims, attachments or levies of any creditors.

Records

We will maintain all records relating to the separate account and the fixed account.

Additional Information

A registration statement under the Securities act of 1933 has been filed with the SEC relating to the offering described in the prospectus and this statement of additional information.  Neither the prospectus nor this statement of additional information includes all the information included in the registration statement.  The omitted information may be obtained at the SEC’s principal office in Washington, D.C. by paying the SEC’s prescribed fees.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2010 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica Life at December 31, 2010, 2009 and 2008, for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

The separate account’s financial statements, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages and have been audited in accordance with the standards of the Public Company Accounting Oversight Board (United States).  The company’s financial statements are also attached and have been audited in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Transamerica Life's financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements, and you should consider these financial statements and schedules only as bearing upon Transamerica Life's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica Life's financial statements and schedules at December 31, 2010, 2009 and 2008 and for each of the three years in the period ended December 31, 2010, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITING

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and Policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana to insure residents of that state on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge will vary by a number of factors, primarily, but not exclusively, the insured's gender, issue age on the effective date and rate class. We currently place insureds into the following rate classes:

• Medical issue;

• Simplified issue;

• Guaranteed issue;

• Guaranteed issue select;

• Non-tobacco use;

• Tobacco use

We also place insureds in various sub-standard rate classes, which entail a higher mortality risk and higher charges. We generally charge higher rates for insureds that use tobacco.  Medical issue requires the completion of a full medical application. Guaranteed issue select may require a full medical exam and/or further information before an insured is approved for coverage.

PERFORMANCE DATA

Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:

•	other variable life issuers in general;

•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

➢
Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return and assumes reinvestment of distributions, but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks or other widely recognized indices;

➢	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

•	other types of investments, such as:

➢	certificates of deposit;

➢	savings accounts and U.S. Treasuries;

➢	certain interest rate and inflation indices (e.g., the Consumer Price Index); or

➢
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica Life's Published Ratings

We may publish in advertisements, sales literature or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their respective portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS

Transamerica Corporate Separate Account Sixteen

Report of Independent Registered Public Accounting Firm, dated April 28, 2011

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to the Financial Statements

Transamerica Life Insurance Company

Report of Independent Registered Public Accounting Firm, dated April 8, 2011

Audited Financial Statements

Balance Sheets - Statutory Basis

Statements of Operations - Statutory Basis

Statements of Changes in Capital and Surplus - Statutory Basis

Statements of Cash Flow - Statutory Basis

Notes to Financial Statements - Statutory-Basis

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties

Supplementary Insurance Information

Reinsurance

FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Year Ended December 31, 2010

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Financial Statements

Year Ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm.........…..………………..…………… 1

Financial Statements

Statements of Assets and Liabilities……….………………………….…………..………………… 2
Statements of Operations………...……….……………………………….………………....………. 17
Statements of Changes in Net Assets………………………………………………………..……... 36
Notes to Financial Statements……………………..……………………………….……..………..... 73

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of Transamerica Corporate Separate Account Sixteen
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Corporate Separate Account Sixteen (the Separate Account) (comprised of the Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Contrafund® Portfolio – Initial Class, Fidelity VIP Growth Portfolio – Initial Class, Fidelity VIP High Income Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Growth Opportunities Fund – Initial Class, Fidelity VIP International Capital Appreciation Fund – Initial Class, Invesco V.I. Dynamics, Invesco V.I. Financial Services, Invesco V.I. Global Health Care, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Small Cap Equity, Invesco V.I. Technology, Invesco Van Kampen V.I. Mid Cap Value, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen Flexible Bond, Janus Aspen Janus, Janus Aspen Overseas, Janus Aspen Enterprise, Janus Aspen Perkins Mid Cap, Janus Aspen Worldwide, PIMCO VIT All Asset – Institutional, PIMCO VIT All Asset – Administrative, PIMCO VIT High Yield – Institutional, PIMCO VIT Real Return – Institutional, PIMCO VIT Short-Term – Institutional, PIMCO VIT Total Return – Institutional, Royce Micro-Cap, Royce Small-Cap, DWS Small Cap Index VIP, T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Mid-Cap Growth, T. Rowe Price New America Growth, T. Rowe Price International Stock, Vanguard VIF Balanced Portfolio, Vanguard VIF Capital Growth Portfolio, Vanguard VIF Diversified Value Portfolio, Vanguard VIF Equity Income Portfolio, Vanguard VIF Equity Index Portfolio, Vanguard VIF Growth Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF International Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, Vanguard VIF Small Company Growth Portfolio, Vanguard VIF Total Bond Market Index Portfolio, Vanguard VIF Total Stock Market Index Portfolio, Van Eck VIP Multi-Manager Alternatives, AFIS Global Small Capitalization, AFIS Growth, AFIS International, AFIS New World, First Eagle Overseas Variable, Third Avenue Value, DFA VA Global Bond, DFA VA International Small, DFA VA International Value, DFA VA U.S. Large Value, DFA VA Short-Term Fixed, DFA VA U.S. Targeted Value, Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset

1

Allocation, Ibbotson Income and Growth ETF Asset Allocation, Alger Small Cap Growth Portfolio, Columbia Small Cap Value Fund, Rydex NASDAQ-100®, and Rydex Nova subaccounts), at December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Corporate Separate Account Sixteen at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Des Moines, Iowa
April 28, 2011

2

	Fidelity VIP Balanced Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Growth Portfolio - Initial Class	Fidelity VIP High Income Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	21,821.787	99,937.311	11,913.270	19,568.618	46,045.148
Cost	$ 336,253	$ 1,975,483	$ 322,436	$ 111,175	$ 1,135,066

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 338,238	$ 2,386,503	$ 441,863	$ 108,997	$ 1,505,216
Receivable for units sold	2	-	2	-	1
Total assets	338,240	2,386,503	441,865	108,997	1,505,217

Liabilities
Payable for units redeemed	-	1	-	3	-
	$ 338,240	$ 2,386,502	$ 441,865	$ 108,994	$ 1,505,217

Net Assets:
Deferred annuity contracts
terminable by owners	$ 338,240	$ 2,386,502	$ 441,865	$ 108,994	$ 1,505,217
Total net assets	$ 338,240	$ 2,386,502	$ 441,865	$ 108,994	$ 1,505,217

Accumulation units outstanding:
Standard	225,008	1,415,810	339,704	68,410	921,727
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.503236	$ 1.685609	$ 1.300737	$ 1.593240	$ 1.633041
Westport	$ -	$ 1.685609	$ -	$ -	$ 1.633041

See accompanying notes.

2

	Fidelity VIP Growth Opportunities Fund - Initial Class	Fidelity VIP International Cap Appreciation Fund - Initial Class	Invesco V.I. Dynamics	Invesco V.I. Financial Services	Invesco V.I. Global Health Care
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-	3,305.360	2,786.812
Cost	$ -	$ -	$ -	$ 16,926	$ 43,528

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ -	$ 18,576	$ 46,568
Receivable for units sold	-	-	-	-	-
Total assets	-	-	-	18,576	46,568

Liabilities
Payable for units redeemed	-	-	-	3	-
	$ -	$ -	$ -	$ 18,573	$ 46,568

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -	$ 18,573	$ 46,568
Total net assets	$ -	$ -	$ -	$ 18,573	$ 46,568

Accumulation units outstanding:
Standard	-	-	-	29,934	34,189
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.277524	$ 0.979233	$ 1.553767	$ 0.620464	$ 1.362096
Westport	$ -	$ 0.979233	$ -	$ -	$ -

See accompanying notes.

3

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity	Invesco V.I. Technology	Invesco Van Kampen V.I. Mid Cap Value	Janus Aspen Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	2,031.055	3,666.787	21,525.560	-
Cost	$ -	$ 27,744	$ 49,789	$ 201,213	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ 33,573	$ 58,669	$ 275,312	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	33,573	58,669	275,312	-

Liabilities
Payable for units redeemed	-	45	-	1	-
	$ -	$ 33,528	$ 58,669	$ 275,311	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 33,528	$ 58,669	$ 275,311	$ -
Total net assets	$ -	$ 33,528	$ 58,669	$ 275,311	$ -

Accumulation units outstanding:
Standard	-	31,372	41,764	157,840	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.081686	$ 1.068741	$ 1.404781	$ 1.744244	$ 1.403642
Westport	$ -	$ -	$ -	$ -	$ 1.681842

See accompanying notes.

4

	Janus Aspen Forty	Janus Aspen Flexible Bond	Janus Aspen Janus	Janus Aspen Overseas	Janus Aspen Enterprise
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,860.679	15,967.281	-	20,711.164	2,439.078
Cost	$ 92,672	$ 205,374	$ -	$ 899,011	$ 83,811

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 102,241	$ 202,784	$ -	$ 1,182,400	$ 94,441
Receivable for units sold	-	-	-	1	-
Total assets	102,241	202,784	-	1,182,401	94,441

Liabilities
Payable for units redeemed	-	-	-	-	1
	$ 102,241	$ 202,784	$ -	$ 1,182,401	$ 94,440

Net Assets:
Deferred annuity contracts
terminable by owners	$ 102,241	$ 202,784	$ -	$ 1,182,401	$ 94,440
Total net assets	$ 102,241	$ 202,784	$ -	$ 1,182,401	$ 94,440

Accumulation units outstanding:
Standard	55,753	131,735	-	358,515	47,137
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.833802	$ 1.539336	$ 1.356456	$ 3.298050	$ 2.003513
Westport	$ 1.833802	$ 1.539336	$ -	$ 3.298050	$ 2.003513

See accompanying notes.

5

	Janus Aspen Perkins Mid Cap	Janus Aspen Worldwide	PIMCO VIT All Asset - Institutional	PIMCO VIT All Asset - Administrative	PIMCO VIT High Yield - Institutional
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-	-	9,001.439
Cost	$ -	$ -	$ -	$ -	$ 51,628

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ -	$ -	$ 69,761
Receivable for units sold	-	-	-	-	2
Total assets	-	-	-	-	69,763

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ -	$ -	$ 69,763

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -	$ -	$ 69,763
Total net assets	$ -	$ -	$ -	$ -	$ 69,763

Accumulation units outstanding:
Standard	-	-	-	-	43,079
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.077292	$ 1.311544	$ 1.216293	$ 1.574180	$ 1.619433
Westport	$ -	$ 1.311544	$ 1.216293	$ 1.574180	$ 1.616128

See accompanying notes.

6

	PIMCO VIT Real Return - Institutional	PIMCO VIT Short-Term - Institutional	PIMCO VIT Total Return - Institutional	Royce Micro-Cap	Royce Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	125,759.824	22,036.325	547,799.993	133,120.330	123,253.769
Cost	$ 1,574,642	$ 217,528	$ 6,063,950	$ 1,149,018	$ 1,102,627

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 1,652,484	$ 224,330	$ 6,069,624	$ 1,621,406	$ 1,288,002
Receivable for units sold	8	1	78	-	29
Total assets	1,652,492	224,331	6,069,702	1,621,406	1,288,031

Liabilities
Payable for units redeemed	-	-	-	6	-
	$ 1,652,492	$ 224,331	$ 6,069,702	$ 1,621,400	$ 1,288,031

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,652,492	$ 224,331	$ 6,069,702	$ 1,621,400	$ 1,288,031
Total net assets	$ 1,652,492	$ 224,331	$ 6,069,702	$ 1,621,400	$ 1,288,031

Accumulation units outstanding:
Standard	1,110,257	178,475	3,817,171	836,429	687,033
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.488387	$ 1.256934	$ 1.590105	$ 1.938480	$ 1.874774
Westport	$ 1.488387	$ 1.235526	$ 1.590105	$ 1.938480	$ -

See accompanying notes.

7

	DWS Small Cap Index VIP	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	111,433.062	35,152.466	67,422.794	42,080.866	-
Cost	$ 1,219,731	$ 313,278	$ 1,102,698	$ 870,320	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 1,382,884	$ 394,411	$ 1,343,062	$ 1,034,768	$ -
Receivable for units sold	-	8	-	2	-
Total assets	1,382,884	394,419	1,343,062	1,034,770	-

Liabilities
Payable for units redeemed	6	-	5	-	-
	$ 1,382,878	$ 394,419	$ 1,343,057	$ 1,034,770	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,382,878	$ 394,419	$ 1,343,057	$ 1,034,770	$ -
Total net assets	$ 1,382,878	$ 394,419	$ 1,343,057	$ 1,034,770	$ -

Accumulation units outstanding:
Standard	890,135	280,116	946,604	523,855	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.553560	$ 1.408055	$ 1.418816	$ 1.975298	$ 1.625820
Westport	$ -	$ -	$ 1.418816	$ 1.975298	$ -

See accompanying notes.

8

	T. Rowe Price International Stock	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	86,035.250	215,625.371	166,826.342	151,059.119	-
Cost	$ 1,076,658	$ 3,334,195	$ 2,341,788	$ 1,728,042	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 1,194,169	$ 4,032,194	$ 2,732,615	$ 1,862,559	$ -
Receivable for units sold	-	-	4	7	-
Total assets	1,194,169	4,032,194	2,732,619	1,862,566	-

Liabilities
Payable for units redeemed	1	6	-	-	-
	$ 1,194,168	$ 4,032,188	$ 2,732,619	$ 1,862,566	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,194,168	$ 4,032,188	$ 2,732,619	$ 1,862,566	$ -
Total net assets	$ 1,194,168	$ 4,032,188	$ 2,732,619	$ 1,862,566	$ -

Accumulation units outstanding:
Standard	716,461	2,509,577	1,570,635	1,252,738	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.666759	$ 1.606720	$ 1.739818	$ 1.486796	$ 1.444279
Westport	$ -	$ 1.606720	$ 1.739818	$ 1.486796	$ -

See accompanying notes.

9

	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	241,386.246	2,218.800	10,777.536	106,481.791	230,731.460
Cost	$ 4,685,321	$ 23,491	$ 70,807	$ 1,469,698	$ 2,444,420

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 5,674,991	$ 29,244	$ 83,849	$ 1,947,552	$ 3,444,821
Receivable for units sold	8	1	-	3	-
Total assets	5,674,999	29,245	83,849	1,947,555	3,444,821

Liabilities
Payable for units redeemed	-	-	-	-	8
	$ 5,674,999	$ 29,245	$ 83,849	$ 1,947,555	$ 3,444,813

Net Assets:
Deferred annuity contracts
terminable by owners	$ 5,674,999	$ 29,245	$ 83,849	$ 1,947,555	$ 3,444,813
Total net assets	$ 5,674,999	$ 29,245	$ 83,849	$ 1,947,555	$ 3,444,813

Accumulation units outstanding:
Standard	4,199,569	22,217	55,697	995,704	1,955,982
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.351329	$ 1.316296	$ 1.505440	$ 1.955958	$ 1.761168
Westport	$ 1.351329	$ -	$ 1.505440	$ 1.955958	$ 1.761168

See accompanying notes.

10

	Vanguard VIF Money Market Portfolio	Vanguard VIF REIT Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Small Company Growth Portfolio	Vanguard VIF Total Bond Market Index Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,931,312.029	68,450.579	8,104.213	63,570.975	259,959.063
Cost	$ 15,931,312	$ 514,930	$ 87,825	$ 710,576	$ 3,002,092

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 15,931,312	$ 708,463	$ 88,903	$ 1,123,935	$ 3,135,106
Receivable for units sold	266	-	2	-	-
Total assets	15,931,578	708,463	88,905	1,123,935	3,135,106

Liabilities
Payable for units redeemed	-	1	-	-	1
	$ 15,931,578	$ 708,462	$ 88,905	$ 1,123,935	$ 3,135,105

Net Assets:
Deferred annuity contracts
terminable by owners	$ 15,931,578	$ 708,462	$ 88,905	$ 1,123,935	$ 3,135,105
Total net assets	$ 15,931,578	$ 708,462	$ 88,905	$ 1,123,935	$ 3,135,105

Accumulation units outstanding:
Standard	13,292,354	407,773	66,089	688,211	2,209,955
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.198552	$ 1.737393	$ 1.345240	$ 1.633125	$ 1.418628
Westport	$ 1.198552	$ 1.737393	$ 1.345240	$ 1.633125	$ 1.418628

See accompanying notes.

11

	Vanguard VIF Total Stock Market Index Portfolio	Van Eck VIP Multi-Manager Alternatives	AFIS Global Small Capitalization	AFIS Growth	AFIS International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	38,375.126	123.344	4,419.372	57,959.696	94,567.502
Cost	$ 740,944	$ 1,227	$ 78,831	$ 2,800,257	$ 1,618,317

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 937,888	$ 1,249	$ 94,354	$ 3,149,530	$ 1,700,324
Receivable for units sold	-	1	-	-	-
Total assets	937,888	1,250	94,354	3,149,530	1,700,324

Liabilities
Payable for units redeemed	1	-	3	-	3
	$ 937,887	$ 1,250	$ 94,351	$ 3,149,530	$ 1,700,321

Net Assets:
Deferred annuity contracts
terminable by owners	$ 937,887	$ 1,250	$ 94,351	$ 3,149,530	$ 1,700,321
Total net assets	$ 937,887	$ 1,250	$ 94,351	$ 3,149,530	$ 1,700,321

Accumulation units outstanding:
Standard	659,316	1,066	54,640	2,286,991	1,077,786
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.422515	$ 1.172138	$ 1.726771	$ 1.377150	$ 1.577605
Westport	$ 1.422515	$ 1.172138	$ 1.726771	$ 1.377150	$ 1.577605

See accompanying notes.

12

	AFIS New World	First Eagle Overseas Variable	Third Avenue Value	DFA VA Global Bond	DFA VA International Small
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	24,744.169	73,586.252	38,584.248	6,489.341	5,711.178
Cost	$ 518,753	$ 1,685,944	$ 504,577	$ 71,406	$ 54,941

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 571,343	$ 2,125,907	$ 570,661	$ 69,696	$ 64,422
Receivable for units sold	5	-	2	-	-
Total assets	571,348	2,125,907	570,663	69,696	64,422

Liabilities
Payable for units redeemed	-	-	-	1	-
	$ 571,348	$ 2,125,907	$ 570,663	$ 69,695	$ 64,422

Net Assets:
Deferred annuity contracts
terminable by owners	$ 571,348	$ 2,125,907	$ 570,663	$ 69,695	$ 64,422
Total net assets	$ 571,348	$ 2,125,907	$ 570,663	$ 69,695	$ 64,422

Accumulation units outstanding:
Standard	263,262	1,169,035	457,736	60,656	62,654
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 2.170263	$ 1.818515	$ 1.246706	$ 1.149019	$ 1.028219
Westport	$ 2.170263	$ 2.489707	$ 1.459517	$ 1.149019	$ 1.028219

See accompanying notes.

13

	DFA VA International Value	DFA VA U.S. Large Value	DFA VA Short-Term Fixed	DFA VA U.S. Targeted Value	Ibbotson Aggressive Growth ETF Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	88,802.300	4,754.951	1,252.721	5,946.012	-
Cost	$ 937,857	$ 45,759	$ 12,842	$ 41,162	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ 1,091,380	$ 71,800	$ 12,778	$ 69,330	$ -
Receivable for units sold	3	-	-	-	-
Total assets	1,091,383	71,800	12,778	69,330	-

Liabilities
Payable for units redeemed	-	1	-	-	-
	$ 1,091,383	$ 71,799	$ 12,778	$ 69,330	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,091,383	$ 71,799	$ 12,778	$ 69,330	$ -
Total net assets	$ 1,091,383	$ 71,799	$ 12,778	$ 69,330	$ -

Accumulation units outstanding:
Standard	1,274,926	76,357	12,052	64,591	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 0.856037	$ 0.940319	$ 1.060227	$ 1.073378	$ 0.967508
Westport	$ 0.856037	$ 0.940319	$ 1.060227	$ 1.073378	$ 0.967508

See accompanying notes.

14

	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Alger Small Cap Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-	-	-
Cost	$ -	$ -	$ -	$ -	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ -	$ -	$ -
Receivable for units sold	-	-	-	-	-
Total assets	-	-	-	-	-

Liabilities
Payable for units redeemed	-	-	-	-	-
	$ -	$ -	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -	$ -	$ -
Total net assets	$ -	$ -	$ -	$ -	$ -

Accumulation units outstanding:
Standard	-	-	-	-	-
Westport	-	-	-	-	-

Accumulation unit value:
Standard	$ 1.026289	$ 1.079924	$ 0.994848	$ 1.054615	$ 1.124562
Westport	$ 1.026289	$ 1.079924	$ 0.994848	$ 1.054615	$ -

See accompanying notes.

15

	Columbia Small Cap Value Fund	Rydex NASDAQ-100®	Rydex Nova
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	-	-	-
Cost	$ -	$ -	$ -

Investments in mutual funds,
Level 1 prices quoted
at net asset value	$ -	$ -	$ -
Receivable for units sold	-	-	-
Total assets	-	-	-

Liabilities
Payable for units redeemed	-	-	-
	$ -	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ -
Total net assets	$ -	$ -	$ -

Accumulation units outstanding:
Standard	-	-	-
Westport	-	-	-

Accumulation unit value:
Standard	$ 1.114732	$ 1.839488	$ 2.004464
Westport	$ -	$ 1.513937	$ 1.127891

See accompanying notes.

16

	Transamerica Life Insurance Company
	Transamerica Corporate Separate Account Sixteen
	Statements of Operations
	Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Balanced Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Growth Portfolio - Initial Class	Fidelity VIP High Income Portfolio - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 5,267	$ 27,541	$ 1,071	$ 5,205
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	5,267	27,541	1,071	5,205

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,722	995	1,250	-
Proceeds from sales	18,201	2,011,918	65,621	187,778
Cost of investments sold	18,688	1,882,609	72,182	179,069
Net realized capital gains (losses) on investments	1,235	130,304	(5,311)	8,709

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(44,010)	128,012	34,155	(764)
End of period	1,985	411,020	119,427	(2,178)
Net change in unrealized appreciation/depreciation
of investments	45,995	283,008	85,272	(1,414)

Net realized and unrealized capital gains (losses)
on investments	47,230	413,312	79,961	7,295

Increase (decrease) in net assets from operations	$ 52,497	$ 440,853	$ 81,032	$ 12,500

17

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Growth Opportunities Fund - Initial Class	Fidelity VIP International Cap Appreciation Fund - Initial Class	Invesco V.I. Dynamics
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 4,873	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	4,873	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,847	-	-	-
Proceeds from sales	1,149,578	-	-	-
Cost of investments sold	915,973	-	-	-
Net realized capital gains (losses) on investments	237,452	-	-	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	266,779	-	-	-
End of period	370,150	-	-	-
Net change in unrealized appreciation/depreciation
of investments	103,371	-	-	-

Net realized and unrealized capital gains (losses)
on investments	340,823	-	-	-

Increase (decrease) in net assets from operations	$ 345,696	$ -	$ -	$ -

See accompanying notes.

18

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Invesco V.I. Financial Services	Invesco V.I. Global Health Care	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$ 36	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	36	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	112,655	101,465	-	14,224
Cost of investments sold	100,147	93,946	-	9,477
Net realized capital gains (losses) on investments	12,508	7,519	-	4,747

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	9,446	9,618	-	3,584
End of period	1,650	3,040	-	5,829
Net change in unrealized appreciation/depreciation
of investments	(7,796)	(6,578)	-	2,245

Net realized and unrealized capital gains (losses)
on investments	4,712	941	-	6,992

Increase (decrease) in net assets from operations	$ 4,748	$ 941	$ -	$ 6,992

See accompanying notes.

19

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Invesco V.I. Technology	Invesco Van Kampen V.I. Mid Cap Value	Janus Aspen Balanced	Janus Aspen Forty
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ 2,232	$ -	$ 1,453
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	-	2,232	-	1,453

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	89,241	97,319	-	1,218,685
Cost of investments sold	67,183	49,691	-	1,230,325
Net realized capital gains (losses) on investments	22,058	47,628	-	(11,640)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	16,149	75,664	-	(44,402)
End of period	8,880	74,099	-	9,569
Net change in unrealized appreciation/depreciation
of investments	(7,269)	(1,565)	-	53,971

Net realized and unrealized capital gains (losses)
on investments	14,789	46,063	-	42,331

Increase (decrease) in net assets from operations	$ 14,789	$ 48,295	$ -	$ 43,784

See accompanying notes.

20

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Janus Aspen Flexible Bond	Janus Aspen Janus	Janus Aspen Overseas	Janus Aspen Enterprise
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 3,351	$ -	$ 7,711	$ 54
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	3,351	-	7,711	54

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	155,310	-	5,374,302	12,890
Cost of investments sold	144,735	-	5,599,994	15,804
Net realized capital gains (losses) on investments	10,575	-	(225,692)	(2,914)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	7,713	-	(392,525)	(11,001)
End of period	(2,590)	-	283,389	10,630
Net change in unrealized appreciation/depreciation
of investments	(10,303)	-	675,914	21,631

Net realized and unrealized capital gains (losses)
on investments	272	-	450,222	18,717

Increase (decrease) in net assets from operations	$ 3,623	$ -	$ 457,933	$ 18,771

See accompanying notes.

21

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Janus Aspen Perkins Mid Cap	Janus Aspen Worldwide	PIMCO VIT All Asset - Institutional	PIMCO VIT All Asset - Administrative
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	-	-	-	-
Cost of investments sold	-	-	-	-
Net realized capital gains (losses) on investments	-	-	-	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	-	-	-	-

Increase (decrease) in net assets from operations	$ -	$ -	$ -	$ -

See accompanying notes.

22

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	PIMCO VIT High Yield - Institutional	PIMCO VIT Real Return - Institutional	PIMCO VIT Short-Term - Institutional	PIMCO VIT Total Return - Institutional
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 4,960	$ 20,575	$ 2,307	$ 148,610
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	4,960	20,575	2,307	148,610

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	13,327	341	181,010
Proceeds from sales	3,434	184,988	33,975	2,206,072
Cost of investments sold	2,520	178,028	32,747	2,026,943
Net realized capital gains (losses) on investments	914	20,287	1,569	360,139

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	14,881	20,500	5,370	60,915
End of period	18,133	77,842	6,802	5,674
Net change in unrealized appreciation/depreciation
of investments	3,252	57,342	1,432	(55,241)

Net realized and unrealized capital gains (losses)
on investments	4,166	77,629	3,001	304,898

Increase (decrease) in net assets from operations	$ 9,126	$ 98,204	$ 5,308	$ 453,508

See accompanying notes.

23

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Royce Micro-Cap	Royce Small-Cap	DWS Small Cap Index VIP	T. Rowe Price Blue Chip Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 26,043	$ 1,345	$ 11,122	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	26,043	1,345	11,122	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	1,607,512	731,653	246,241	34,500
Cost of investments sold	1,401,393	491,200	351,630	40,415
Net realized capital gains (losses) on investments	206,119	240,453	(105,389)	(5,915)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	232,649	219,852	(226,409)	19,625
End of period	472,388	185,375	163,153	81,133
Net change in unrealized appreciation/depreciation
of investments	239,739	(34,477)	389,562	61,508

Net realized and unrealized capital gains (losses)
on investments	445,858	205,976	284,173	55,593

Increase (decrease) in net assets from operations	$ 471,901	$ 207,321	$ 295,295	$ 55,593

See accompanying notes.

24

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth	T. Rowe Price International Stock
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 22,559	$ -	$ -	$ 10,025
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	22,559	-	-	10,025

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	51,924	-	3,342
Proceeds from sales	399,737	134,448	-	238,491
Cost of investments sold	527,467	72,563	-	374,682
Net realized capital gains (losses) on investments	(127,730)	113,809	-	(132,849)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(33,135)	70,786	-	(166,720)
End of period	240,364	164,448	-	117,511
Net change in unrealized appreciation/depreciation
of investments	273,499	93,662	-	284,231

Net realized and unrealized capital gains (losses)
on investments	145,769	207,471	-	151,382

Increase (decrease) in net assets from operations	$ 168,328	$ 207,471	$ -	$ 161,407

See accompanying notes.

25

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted

	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 127,194	$ 25,742	$ 66,170	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	127,194	25,742	66,170	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	83,899	-	-
Proceeds from sales	2,088,677	554,306	2,371,818	-
Cost of investments sold	2,188,182	529,941	2,041,796	-
Net realized capital gains (losses) on investments	(99,505)	108,264	330,022	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	258,642	158,842	395,338	-
End of period	697,999	390,827	134,517	-
Net change in unrealized appreciation/depreciation
of investments	439,357	231,985	(260,821)	-

Net realized and unrealized capital gains (losses)
on investments	339,852	340,249	69,201	-

Increase (decrease) in net assets from operations	$ 467,046	$ 365,991	$ 135,371	$ -

See accompanying notes.

26

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted

	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 110,686	$ 171	$ 6,291	$ 51,739
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	110,686	171	6,291	51,739

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	61,604	-	-	-
Proceeds from sales	2,509,002	2,171	53,297	2,040,392
Cost of investments sold	2,469,781	1,652	48,824	2,232,548
Net realized capital gains (losses) on investments	100,825	519	4,473	(192,156)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	404,667	2,935	13,515	(31,728)
End of period	989,670	5,753	13,042	477,854
Net change in unrealized appreciation/depreciation
of investments	585,003	2,818	(473)	509,582

Net realized and unrealized capital gains (losses)
on investments	685,828	3,337	4,000	317,426

Increase (decrease) in net assets from operations	$ 796,514	$ 3,508	$ 10,291	$ 369,165

See accompanying notes.

27

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF REIT Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 36,209	$ 31,883	$ 16,011	$ 3,321
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	36,209	31,883	16,011	3,321

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	1,842,764	8,205,032	255,478	183,973
Cost of investments sold	2,142,811	8,205,032	136,724	177,553
Net realized capital gains (losses) on investments	(300,047)	-	118,754	6,420

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(146,953)	-	177,409	4,971
End of period	1,000,401	-	193,533	1,078
Net change in unrealized appreciation/depreciation
of investments	1,147,354	-	16,124	(3,893)

Net realized and unrealized capital gains (losses)
on investments	847,307	-	134,878	2,527

Increase (decrease) in net assets from operations	$ 883,516	$ 31,883	$ 150,889	$ 5,848

See accompanying notes.

28

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Small Company Growth Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Van Eck VIP Multi-Manager Alternatives
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 4,883	$ 121,721	$ 21,384	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	4,883	121,721	21,384	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	5,917	25,314	-
Proceeds from sales	923,941	1,227,308	505,893	14,645
Cost of investments sold	716,983	1,117,382	662,702	14,208
Net realized capital gains (losses) on investments	206,958	115,843	(131,495)	437

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	221,615	160,347	(108,619)	59
End of period	413,359	133,014	196,944	22
Net change in unrealized appreciation/depreciation
of investments	191,744	(27,333)	305,563	(37)

Net realized and unrealized capital gains (losses)
on investments	398,702	88,510	174,068	400

Increase (decrease) in net assets from operations	$ 403,585	$ 210,231	$ 195,452	$ 400

See accompanying notes.

29

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	AFIS Global Small Capitalization	AFIS Growth	AFIS International	AFIS New World
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 2,020	$ 20,572	$ 34,438	$ 9,436
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	2,020	20,572	34,438	9,436

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	898,910	749,792	485,556	795,949
Cost of investments sold	905,681	957,792	367,225	586,690
Net realized capital gains (losses) on investments	(6,771)	(208,000)	118,331	209,259

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(42,098)	(344,616)	127,232	154,211
End of period	15,523	349,273	82,007	52,590
Net change in unrealized appreciation/depreciation
of investments	57,621	693,889	(45,225)	(101,621)

Net realized and unrealized capital gains (losses)
on investments	50,850	485,889	73,106	107,638

Increase (decrease) in net assets from operations	$ 52,870	$ 506,461	$ 107,544	$ 117,074

See accompanying notes.

30

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	First Eagle Overseas Variable	Third Avenue Value	DFA VA Global Bond	DFA VA International Small
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 34,227	$ 25,005	$ 2,937	$ 1,234
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	34,227	25,005	2,937	1,234

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	2,030	-
Proceeds from sales	1,361,752	243,499	3,393	614,259
Cost of investments sold	1,113,280	225,637	3,250	617,418
Net realized capital gains (losses) on investments	248,472	17,862	2,173	(3,159)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	360,091	24,294	308	14,538
End of period	439,963	66,084	(1,710)	9,481
Net change in unrealized appreciation/depreciation
of investments	79,872	41,790	(2,018)	(5,057)

Net realized and unrealized capital gains (losses)
on investments	328,344	59,652	155	(8,216)

Increase (decrease) in net assets from operations	$ 362,571	$ 84,657	$ 3,092	$ (6,982)

See accompanying notes.

31

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	DFA VA International Value	DFA VA U.S. Large Value	DFA VA Short-Term Fixed	DFA VA U.S. Targeted Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 21,278	$ 1,122	$ 70	$ 380
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	21,278	1,122	70	380

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	59	-
Proceeds from sales	137,006	4,096	1,434	4,618
Cost of investments sold	72,179	2,358	1,433	2,132
Net realized capital gains (losses) on investments	64,827	1,738	60	2,486

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	114,821	17,279	(66)	17,135
End of period	153,523	26,041	(64)	28,168
Net change in unrealized appreciation/depreciation
of investments	38,702	8,762	2	11,033

Net realized and unrealized capital gains (losses)
on investments	103,529	10,500	62	13,519

Increase (decrease) in net assets from operations	$ 124,807	$ 11,622	$ 132	$ 13,899

See accompanying notes.

32

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	-	-	-	-
Cost of investments sold	-	-	-	-
Net realized capital gains (losses) on investments	-	-	-	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	-	-	-	-

Increase (decrease) in net assets from operations	$ -	$ -	$ -	$ -

See accompanying notes.

33

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
	Ibbotson Income and Growth ETF Asset Allocation	Alger Small Cap Growth Portfolio	Columbia Small Cap Value Fund	Rydex NASDAQ-100®
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charges	-	-	-	-
Net investment income (loss)	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	-	-	-	-
Cost of investments sold	-	-	-	-
Net realized capital gains (losses) on investments	-	-	-	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	-	-	-	-
Net change in unrealized appreciation/depreciation
of investments	-	-	-	-

Net realized and unrealized capital gains (losses)
on investments	-	-	-	-

Increase (decrease) in net assets from operations	$ -	$ -	$ -	$ -

See accompanying notes.

34

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Operations Year Ended December 31, 2010, Except as Noted
Rydex Nova
Subaccount
Net investment income (loss)
Income:
Dividends	$ -
Expenses:
Administrative, mortality and
expense risk charges	-
Net investment income (loss)	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-
Proceeds from sales	-
Cost of investments sold	-
Net realized capital gains (losses) on investments	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-
End of period	-
Net change in unrealized appreciation/depreciation
of investments	-

Net realized and unrealized capital gains (losses)
on investments	-

Increase (decrease) in net assets from operations	$ -

See accompanying notes.

35

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Balanced Portfolio - Initial Class		Fidelity VIP Contrafund® Portfolio - Initial Class
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 5,267	$ 1,579	$ 27,541	$ 1,699
Net realized capital gains (losses)
on investments	1,235	(3,748)	130,304	(762,518)
Net change in unrealized appreciation/
depreciation of investments	45,995	85,136	283,008	1,527,393
Increase (decrease) in net assets
from operations	52,497	82,967	440,853	766,574

Contract transactions
Net contract purchase payments	-	-	102,942	282,037
Transfer payments from (to) other
subaccounts or general account	1	(1)	(90,503)	12,015
Contract terminations, withdrawals,
and other deductions	(3,994)	(2,143)	(859,649)	(522,620)
Contract maintenance charges	(14,208)	(9,999)	(82,265)	(53,693)
Increase (decrease) in net assets
from contract transactions	(18,201)	(12,143)	(929,475)	(282,261)
Net increase (decrease) in net assets	34,296	70,824	(488,622)	484,313

Net assets:
Beginning of the period	303,944	233,120	2,875,124	2,390,811
End of the period	$ 338,240	$ 303,944	$ 2,386,502	$ 2,875,124

See accompanying notes.

36

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Fidelity VIP Growth Portfolio - Initial Class		Fidelity VIP High Income Portfolio - Initial Class
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,071	$ (4,197)	$ 5,205	$ 2,469
Net realized capital gains (losses)
on investments	(5,311)	(298,441)	8,709	(42,164)
Net change in unrealized appreciation/
depreciation of investments	85,272	375,731	(1,414)	140,749
Increase (decrease) in net assets
from operations	81,032	73,093	12,500	101,054

Contract transactions
Net contract purchase payments	-	43,418	59,949	56,370
Transfer payments from (to) other
subaccounts or general account	28,013	(116,242)	(9,258)	(347,032)
Contract terminations, withdrawals,
and other deductions	(3,143)	(150,862)	(28,338)	(134,290)
Contract maintenance charges	(10,473)	(7,934)	(3,081)	(4,850)
Increase (decrease) in net assets
from contract transactions	14,397	(231,620)	19,272	(429,802)
Net increase (decrease) in net assets	95,429	(158,527)	31,772	(328,748)

Net assets:
Beginning of the period	346,436	504,963	77,222	405,970
End of the period	$ 441,865	$ 346,436	$ 108,994	$ 77,222

See accompanying notes.

37

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Mid Cap Portfolio - Initial Class		Fidelity VIP Growth Opportunities Fund - Initial Class
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 4,873	$ (9,709)	$ -	$ -
Net realized capital gains (losses)
on investments	237,452	(249,913)	-	-
Net change in unrealized appreciation/
depreciation of investments	103,371	797,208	-	-
Increase (decrease) in net assets
from operations	345,696	537,586	-	-

Contract transactions
Net contract purchase payments	110,455	168,930	-	-
Transfer payments from (to) other
subaccounts or general account	(678,628)	(88,648)	-	-
Contract terminations, withdrawals,
and other deductions	(15,294)	(114,634)	-	-
Contract maintenance charges	(21,985)	(20,145)	-	-
Increase (decrease) in net assets
from contract transactions	(605,452)	(54,497)	-	-
Net increase (decrease) in net assets	(259,756)	483,089	-	-

Net assets:
Beginning of the period	1,764,973	1,281,884	-	-
End of the period	$ 1,505,217	$ 1,764,973	$ -	$ -

See accompanying notes.

38

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Fidelity VIP International Cap Appreciation Fund - Initial Class		Invesco V.I. Dynamics
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -	$ (190)
Net realized capital gains (losses)
on investments	-	-	-	(2,947)
Net change in unrealized appreciation/
depreciation of investments	-	-	-	7,178
Increase (decrease) in net assets
from operations	-	-	-	4,041

Contract transactions
Net contract purchase payments	-	-	-	12,425
Transfer payments from (to) other
subaccounts or general account	-	-	-	(3)
Contract terminations, withdrawals,
and other deductions	-	-	-	(28,351)
Contract maintenance charges	-	-	-	(183)
Increase (decrease) in net assets
from contract transactions	-	-	-	(16,112)
Net increase (decrease) in net assets	-	-	-	(12,071)

Net assets:
Beginning of the period	-	-	-	12,071
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

39

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Invesco V.I. Financial Services		Invesco V.I. Global Health Care
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 36	$ 1,521	$ -	$ (772)
Net realized capital gains (losses)
on investments	12,508	(42,833)	7,519	(13,564)
Net change in unrealized appreciation/
depreciation of investments	(7,796)	66,018	(6,578)	32,536
Increase (decrease) in net assets
from operations	4,748	24,706	941	18,200

Contract transactions
Net contract purchase payments	7,734	7,121	21,690	8,725
Transfer payments from (to) other
subaccounts or general account	(70,437)	8,227	(12,012)	(9,281)
Contract terminations, withdrawals,
and other deductions	(17,103)	(24,422)	(33,252)	(18,230)
Contract maintenance charges	(1,210)	(1,670)	(2,426)	(1,456)
Increase (decrease) in net assets
from contract transactions	(81,016)	(10,744)	(26,000)	(20,242)
Net increase (decrease) in net assets	(76,268)	13,962	(25,059)	(2,042)

Net assets:
Beginning of the period	94,841	80,879	71,627	73,669
End of the period	$ 18,573	$ 94,841	$ 46,568	$ 71,627

See accompanying notes.

40

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Invesco V.I. Mid Cap Core Equity
	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ (137)
Net realized capital gains (losses)
on investments	-	4,747	(51)
Net change in unrealized appreciation/
depreciation of investments	-	2,245	3,654
Increase (decrease) in net assets
from operations	-	6,992	3,466

Contract transactions
Net contract purchase payments	-	10,274	4,289
Transfer payments from (to) other
subaccounts or general account	-	(927)	2,901
Contract terminations, withdrawals,
and other deductions	-	-	-
Contract maintenance charges	-	(806)	(538)
Increase (decrease) in net assets
from contract transactions	-	8,541	6,652
Net increase (decrease) in net assets	-	15,533	10,118

Net assets:
Beginning of the period	-	17,995	7,877
End of the period	$ -	$ 33,528	$ 17,995

See accompanying notes.

41

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Invesco V.I. Technology		Invesco Van Kampen V.I. Mid Cap Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ (816)	$ 2,232	$ 27
Net realized capital gains (losses)
on investments	22,058	(11,130)	47,628	561
Net change in unrealized appreciation/
depreciation of investments	(7,269)	40,613	(1,565)	80,090
Increase (decrease) in net assets
from operations	14,789	28,667	48,295	80,678

Contract transactions
Net contract purchase payments	1,858	4,849	23,290	6,546
Transfer payments from (to) other
subaccounts or general account	6,088	5,480	15,929	116,546
Contract terminations, withdrawals,
and other deductions	(33,108)	(17,115)	(20,712)	(3,640)
Contract maintenance charges	(2,170)	(1,227)	(6,403)	(266)
Increase (decrease) in net assets
from contract transactions	(27,332)	(8,013)	12,104	119,186
Net increase (decrease) in net assets	(12,543)	20,654	60,399	199,864

Net assets:
Beginning of the period	71,212	50,558	214,912	15,048
End of the period	$ 58,669	$ 71,212	$ 275,311	$ 214,912

See accompanying notes.

42

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Janus Aspen Balanced		Janus Aspen Forty
	Subaccount		Subaccount
	2010	2009(1)	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ 1,453	$ (11,905)
Net realized capital gains (losses)
on investments	-	-	(11,640)	(364,029)
Net change in unrealized appreciation/
depreciation of investments	-	-	53,971	611,747
Increase (decrease) in net assets
from operations	-	-	43,784	235,813

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	(53,920)	(310,340)
Contract terminations, withdrawals,
and other deductions	-	-	(943,694)	(4,762)
Contract maintenance charges	-	-	(35,293)	(22,815)
Increase (decrease) in net assets
from contract transactions	-	-	(1,032,907)	(337,917)
Net increase (decrease) in net assets	-	-	(989,123)	(102,104)

Net assets:
Beginning of the period	-	-	1,091,364	1,193,468
End of the period	$ -	$ -	$ 102,241	$ 1,091,364

See accompanying notes.

43

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Janus Aspen Flexible Bond		Janus Aspen Janus
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 3,351	$ 4,377	$ -	$ -
Net realized capital gains (losses)
on investments	10,575	5,197	-	-
Net change in unrealized appreciation/
depreciation of investments	(10,303)	4,874	-	-
Increase (decrease) in net assets
from operations	3,623	14,448	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	74,986	(113,646)	-	-
Contract terminations, withdrawals,
and other deductions	(604)	(1,107)	-	-
Contract maintenance charges	(3,216)	(3,529)	-	-
Increase (decrease) in net assets
from contract transactions	71,166	(118,282)	-	-
Net increase (decrease) in net assets	74,789	(103,834)	-	-

Net assets:
Beginning of the period	127,995	231,829	-	-
End of the period	$ 202,784	$ 127,995	$ -	$ -

See accompanying notes.

44

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Janus Aspen Overseas		Janus Aspen Enterprise
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 7,711	$ (31,133)	$ 54	$ (710)
Net realized capital gains (losses)
on investments	(225,692)	(412,965)	(2,914)	(6,405)
Net change in unrealized appreciation/
depreciation of investments	675,914	2,923,032	21,631	27,444
Increase (decrease) in net assets
from operations	457,933	2,478,934	18,771	20,329

Contract transactions
Net contract purchase payments	71,914	39,462	12,302	4,160
Transfer payments from (to) other
subaccounts or general account	(4,938,711)	124,290	(385)	(4,226)
Contract terminations, withdrawals,
and other deductions	-	5,129	-	-
Contract maintenance charges	(56,989)	(105,361)	(2,735)	(1,423)
Increase (decrease) in net assets
from contract transactions	(4,923,786)	63,520	9,182	(1,489)
Net increase (decrease) in net assets	(4,465,853)	2,542,454	27,953	18,840

Net assets:
Beginning of the period	5,648,254	3,105,800	66,487	47,647
End of the period	$ 1,182,401	$ 5,648,254	$ 94,440	$ 66,487

See accompanying notes.

45

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
Janus Aspen Perkins Mid Cap
	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-
Increase (decrease) in net assets
from operations	-	-	-

Contract transactions
Net contract purchase payments	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-
Contract maintenance charges	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-
Net increase (decrease) in net assets	-	-	-

Net assets:
Beginning of the period	-	-	-
End of the period	$ -	$ -	$ -

See accompanying notes.

46

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	PIMCO VIT All Asset - Institutional		PIMCO VIT All Asset - Administrative
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

47

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	PIMCO VIT High Yield - Institutional		PIMCO VIT Real Return - Institutional
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 4,960	$ 4,132	$ 20,575	$ 15,006
Net realized capital gains (losses)
on investments	914	(22,153)	20,287	317
Net change in unrealized appreciation/
depreciation of investments	3,252	36,329	57,342	107,184
Increase (decrease) in net assets
from operations	9,126	18,308	98,204	122,507

Contract transactions
Net contract purchase payments	-	-	17,365	66,944
Transfer payments from (to) other
subaccounts or general account	20	50	733,654	216,009
Contract terminations, withdrawals,
and other deductions	-	(2,176)	(11,272)	(197,195)
Contract maintenance charges	(3,434)	17	(41,657)	(14,483)
Increase (decrease) in net assets
from contract transactions	(3,414)	(2,109)	698,090	71,275
Net increase (decrease) in net assets	5,712	16,199	796,294	193,782

Net assets:
Beginning of the period	64,051	47,852	856,198	662,416
End of the period	$ 69,763	$ 64,051	$ 1,652,492	$ 856,198

See accompanying notes.

48

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	PIMCO VIT Short-Term - Institutional		PIMCO VIT Total Return - Institutional
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,307	$ 3,906	$ 148,610	$ 132,690
Net realized capital gains (losses)
on investments	1,569	(1,824)	360,139	191,143
Net change in unrealized appreciation/
depreciation of investments	1,432	28,275	(55,241)	84,165
Increase (decrease) in net assets
from operations	5,308	30,357	453,508	407,998

Contract transactions
Net contract purchase payments	-	40,511	159,381	700,747
Transfer payments from (to) other
subaccounts or general account	(19,347)	(362,425)	1,385,399	1,832,656
Contract terminations, withdrawals,
and other deductions	(895)	(180,687)	(131,903)	(779,218)
Contract maintenance charges	(10,464)	(5,899)	(183,416)	(51,311)
Increase (decrease) in net assets
from contract transactions	(30,706)	(508,500)	1,229,461	1,702,874
Net increase (decrease) in net assets	(25,398)	(478,143)	1,682,969	2,110,872

Net assets:
Beginning of the period	249,729	727,872	4,386,733	2,275,861
End of the period	$ 224,331	$ 249,729	$ 6,069,702	$ 4,386,733

See accompanying notes.

49

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Royce Micro-Cap		Royce Small-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 26,043	$ (25,266)	$ 1,345	$ (12,374)
Net realized capital gains (losses)
on investments	206,119	(788,958)	240,453	(245,922)
Net change in unrealized appreciation/
depreciation of investments	239,739	1,732,360	(34,477)	558,398
Increase (decrease) in net assets
from operations	471,901	918,136	207,321	300,102

Contract transactions
Net contract purchase payments	13,154	237,726	15,728	41,581
Transfer payments from (to) other
subaccounts or general account	(653,858)	397,326	180,404	(93,861)
Contract terminations, withdrawals,
and other deductions	(450,267)	(840,190)	(77,354)	(63,791)
Contract maintenance charges	(46,351)	(38,661)	(28,689)	(15,461)
Increase (decrease) in net assets
from contract transactions	(1,137,322)	(243,799)	90,089	(131,532)
Net increase (decrease) in net assets	(665,421)	674,337	297,410	168,570

Net assets:
Beginning of the period	2,286,821	1,612,484	990,621	822,051
End of the period	$ 1,621,400	$ 2,286,821	$ 1,288,031	$ 990,621

See accompanying notes.

50

	Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	DWS Small Cap Index VIP		T. Rowe Price Blue Chip Growth
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 11,122	$ 2,784	$ -	$ (2,930)
Net realized capital gains (losses)
on investments	(105,389)	(137,156)	(5,915)	(82,650)
Net change in unrealized appreciation/
depreciation of investments	389,562	249,320	61,508	159,768
Increase (decrease) in net assets
from operations	295,295	114,948	55,593	74,188

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	468,730	(68,704)	102,739	21,863
Contract terminations, withdrawals,
and other deductions	(20,588)	(52,509)	(441)	(73,901)
Contract maintenance charges	(26,558)	(13,065)	(9,968)	(1,327)
Increase (decrease) in net assets
from contract transactions	421,584	(134,278)	92,330	(53,365)
Net increase (decrease) in net assets	716,879	(19,330)	147,923	20,823

Net assets:
Beginning of the period	665,999	685,329	246,496	225,673
End of the period	$ 1,382,878	$ 665,999	$ 394,419	$ 246,496

See accompanying notes.

51

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	T. Rowe Price Equity Income		T. Rowe Price Mid-Cap Growth
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 22,559	$ 6,135	$ -	$ (1,772)
Net realized capital gains (losses)
on investments	(127,730)	(524,640)	113,809	3,294
Net change in unrealized appreciation/
depreciation of investments	273,499	742,845	93,662	70,786
Increase (decrease) in net assets
from operations	168,328	224,340	207,471	72,308

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	128,843	(213,830)	667,294	114,415
Contract terminations, withdrawals,
and other deductions	(2,816)	(122,177)	(3,927)	-
Contract maintenance charges	(42,384)	(20,412)	(23,054)	263
Increase (decrease) in net assets
from contract transactions	83,643	(356,419)	640,313	114,678
Net increase (decrease) in net assets	251,971	(132,079)	847,784	186,986

Net assets:
Beginning of the period	1,091,086	1,223,165	186,986	-
End of the period	$ 1,343,057	$ 1,091,086	$ 1,034,770	$ 186,986

See accompanying notes.

52

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	T. Rowe Price New America Growth		T. Rowe Price International Stock
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ 10,025	$ 12,744
Net realized capital gains (losses)
on investments	-	-	(132,849)	(190,591)
Net change in unrealized appreciation/
depreciation of investments	-	-	284,231	486,858
Increase (decrease) in net assets
from operations	-	-	161,407	309,011

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	28,485	240,243
Contract terminations, withdrawals,
and other deductions	-	-	(34,265)	(156,321)
Contract maintenance charges	-	-	(11,168)	(13,047)
Increase (decrease) in net assets
from contract transactions	-	-	(16,948)	70,875
Net increase (decrease) in net assets	-	-	144,459	379,886

Net assets:
Beginning of the period	-	-	1,049,709	669,823
End of the period	$ -	$ -	$ 1,194,168	$ 1,049,709

See accompanying notes.

53

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Balanced Portfolio		Vanguard VIF Capital Growth Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 127,194	$ 137,971	$ 25,742	$ (6,191)
Net realized capital gains (losses)
on investments	(99,505)	(631,604)	108,264	(11,370)
Net change in unrealized appreciation/
depreciation of investments	439,357	1,404,762	231,985	764,651
Increase (decrease) in net assets
from operations	467,046	911,129	365,991	747,090

Contract transactions
Net contract purchase payments	368,249	566,000	-	46,372
Transfer payments from (to) other
subaccounts or general account	(1,412,562)	(288,814)	(424,154)	16,136
Contract terminations, withdrawals,
and other deductions	-	(380,959)	(52,971)	(207,121)
Contract maintenance charges	(114,809)	(74,777)	(44,720)	(12,238)
Increase (decrease) in net assets
from contract transactions	(1,159,122)	(178,550)	(521,845)	(156,851)
Net increase (decrease) in net assets	(692,076)	732,579	(155,854)	590,239

Net assets:
Beginning of the period	4,724,264	3,991,685	2,888,473	2,298,234
End of the period	$ 4,032,188	$ 4,724,264	$ 2,732,619	$ 2,888,473

See accompanying notes.

54

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Diversified Value Portfolio		Vanguard VIF Equity Income Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 66,170	$ 91,780	$ -	$ -
Net realized capital gains (losses)
on investments	330,022	(1,132,770)	-	-
Net change in unrealized appreciation/
depreciation of investments	(260,821)	1,725,791	-	-
Increase (decrease) in net assets
from operations	135,371	684,801	-	-

Contract transactions
Net contract purchase payments	91,998	349,299	-	-
Transfer payments from (to) other
subaccounts or general account	(1,174,879)	(530,715)	-	-
Contract terminations, withdrawals,
and other deductions	(124,221)	(512,245)	-	-
Contract maintenance charges	(74,971)	(72,778)	-	-
Increase (decrease) in net assets
from contract transactions	(1,282,073)	(766,439)	-	-
Net increase (decrease) in net assets	(1,146,702)	(81,638)	-	-

Net assets:
Beginning of the period	3,009,268	3,090,906	-	-
End of the period	$ 1,862,566	$ 3,009,268	$ -	$ -

See accompanying notes.

55

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Vanguard VIF Equity Index Portfolio		Vanguard VIF Growth Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 110,686	$ 57,574	$ 171	$ 83
Net realized capital gains (losses)
on investments	100,825	(1,106,860)	519	1,288
Net change in unrealized appreciation/
depreciation of investments	585,003	2,155,050	2,818	6,896
Increase (decrease) in net assets
from operations	796,514	1,105,764	3,508	8,267

Contract transactions
Net contract purchase payments	179,192	459,893	-	-
Transfer payments from (to) other
subaccounts or general account	1,266,095	180,018	11,641	(31,232)
Contract terminations, withdrawals,
and other deductions	(1,179,445)	(533,346)	(518)	(473)
Contract maintenance charges	(189,028)	(118,824)	(1,605)	(2,002)
Increase (decrease) in net assets
from contract transactions	76,814	(12,259)	9,518	(33,707)
Net increase (decrease) in net assets	873,328	1,093,505	13,026	(25,440)

Net assets:
Beginning of the period	4,801,671	3,708,166	16,219	41,659
End of the period	$ 5,674,999	$ 4,801,671	$ 29,245	$ 16,219

See accompanying notes.

56

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF High Yield Bond Portfolio		Vanguard VIF International Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 6,291	$ 9,518	$ 51,739	$ 77,003
Net realized capital gains (losses)
on investments	4,473	(72,370)	(192,156)	(948,964)
Net change in unrealized appreciation/
depreciation of investments	(473)	104,361	509,582	1,863,938
Increase (decrease) in net assets
from operations	10,291	41,509	369,165	991,977

Contract transactions
Net contract purchase payments	-	-	84,675	447,810
Transfer payments from (to) other
subaccounts or general account	(40,950)	(166,260)	(975,425)	(143,243)
Contract terminations, withdrawals,
and other deductions	(609)	(755)	(692,736)	(812,136)
Contract maintenance charges	(3,376)	(4,202)	(90,496)	(68,999)
Increase (decrease) in net assets
from contract transactions	(44,935)	(171,217)	(1,673,982)	(576,568)
Net increase (decrease) in net assets	(34,644)	(129,708)	(1,304,817)	415,409

Net assets:
Beginning of the period	118,493	248,201	3,252,372	2,836,963
End of the period	$ 83,849	$ 118,493	$ 1,947,555	$ 3,252,372

See accompanying notes.

57

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Mid-Cap Index Portfolio		Vanguard VIF Money Market Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 36,209	$ 15,304	$ 31,883	$ (99,828)
Net realized capital gains (losses)
on investments	(300,047)	(1,420,386)	-	-
Net change in unrealized appreciation/
depreciation of investments	1,147,354	2,494,759	-	-
Increase (decrease) in net assets
from operations	883,516	1,089,677	31,883	(99,828)

Contract transactions
Net contract purchase payments	83,448	208,119	2,357,887	4,526,140
Transfer payments from (to) other
subaccounts or general account	(63,212)	(159,860)	4,568,686	(2,330,464)
Contract terminations, withdrawals,
and other deductions	(877,518)	(685,006)	(79,639)	(5,740,818)
Contract maintenance charges	(104,732)	(64,238)	(426,086)	(313,057)
Increase (decrease) in net assets
from contract transactions	(962,014)	(700,985)	6,420,848	(3,858,199)
Net increase (decrease) in net assets	(78,498)	388,692	6,452,731	(3,958,027)

Net assets:
Beginning of the period	3,523,311	3,134,619	9,478,847	13,436,874
End of the period	$ 3,444,813	$ 3,523,311	$15,931,578	$ 9,478,847

See accompanying notes.

58

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF REIT Index Portfolio		Vanguard VIF Short-Term Investment-Grade Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 16,011	$ 23,781	$ 3,321	$ 422
Net realized capital gains (losses)
on investments	118,754	(583,764)	6,420	(4,198)
Net change in unrealized appreciation/
depreciation of investments	16,124	734,232	(3,893)	11,710
Increase (decrease) in net assets
from operations	150,889	174,249	5,848	7,934

Contract transactions
Net contract purchase payments	23,685	36,588	-	240
Transfer payments from (to) other
subaccounts or general account	3,380	(235,968)	(114,071)	85,445
Contract terminations, withdrawals,
and other deductions	(26,418)	(48,089)	(853)	86
Contract maintenance charges	(20,639)	(10,757)	(4,241)	(2,015)
Increase (decrease) in net assets
from contract transactions	(19,992)	(258,226)	(119,165)	83,756
Net increase (decrease) in net assets	130,897	(83,977)	(113,317)	91,690

Net assets:
Beginning of the period	577,565	661,542	202,222	110,532
End of the period	$ 708,462	$ 577,565	$ 88,905	$ 202,222

See accompanying notes.

59

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Small Company Growth Portfolio		Vanguard VIF Total Bond Market Index Portfolio
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 4,883	$ (2,708)	$ 121,721	$ 99,200
Net realized capital gains (losses)
on investments	206,958	(458,871)	115,843	27,053
Net change in unrealized appreciation/
depreciation of investments	191,744	894,928	(27,333)	23,249
Increase (decrease) in net assets
from operations	403,585	433,349	210,231	149,502

Contract transactions
Net contract purchase payments	4,465	33,028	36,138	23,408
Transfer payments from (to) other
subaccounts or general account	43,697	(129,234)	(217,785)	188,899
Contract terminations, withdrawals,
and other deductions	(618,444)	(131,233)	(118,416)	(148,413)
Contract maintenance charges	(59,289)	(34,972)	(140,877)	(96,774)
Increase (decrease) in net assets
from contract transactions	(629,571)	(262,411)	(440,940)	(32,880)
Net increase (decrease) in net assets	(225,986)	170,938	(230,709)	116,622

Net assets:
Beginning of the period	1,349,921	1,178,983	3,365,814	3,249,192
End of the period	$ 1,123,935	$ 1,349,921	$ 3,135,105	$ 3,365,814

See accompanying notes.

60

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Vanguard VIF Total Stock Market Index Portfolio		Van Eck VIP Multi-Manager Alternatives
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 21,384	$ 6,223	$ -	$ (412)
Net realized capital gains (losses)
on investments	(131,495)	(159,349)	437	2,508
Net change in unrealized appreciation/
depreciation of investments	305,563	398,405	(37)	4,683
Increase (decrease) in net assets
from operations	195,452	245,279	400	6,779

Contract transactions
Net contract purchase payments	-	-	1,409	2,829
Transfer payments from (to) other
subaccounts or general account	(334,938)	163,581	(4,211)	(51,523)
Contract terminations, withdrawals,
and other deductions	(19,957)	(213,677)	(3,890)	(1,889)
Contract maintenance charges	(9,374)	3,845	(228)	(906)
Increase (decrease) in net assets
from contract transactions	(364,269)	(46,251)	(6,920)	(51,489)
Net increase (decrease) in net assets	(168,817)	199,028	(6,520)	(44,710)

Net assets:
Beginning of the period	1,106,704	907,676	7,770	52,480
End of the period	$ 937,887	$ 1,106,704	$ 1,250	$ 7,770

See accompanying notes.

61

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	AFIS Global Small Capitalization		AFIS Growth
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,020	$ (6,926)	$ 20,572	$ (14,146)
Net realized capital gains (losses)
on investments	(6,771)	(61,889)	(208,000)	(513,197)
Net change in unrealized appreciation/
depreciation of investments	57,621	404,035	693,889	1,281,214
Increase (decrease) in net assets
from operations	52,870	335,220	506,461	753,871

Contract transactions
Net contract purchase payments	18,140	17,549	63,725	76,327
Transfer payments from (to) other
subaccounts or general account	(862,458)	101,627	69,365	(23,829)
Contract terminations, withdrawals,
and other deductions	-	-	(133,235)	(16,340)
Contract maintenance charges	(8,464)	(18,955)	(82,721)	(39,778)
Increase (decrease) in net assets
from contract transactions	(852,782)	100,221	(82,866)	(3,620)
Net increase (decrease) in net assets	(799,912)	435,441	423,595	750,251

Net assets:
Beginning of the period	894,263	458,822	2,725,935	1,975,684
End of the period	$ 94,351	$ 894,263	$ 3,149,530	$ 2,725,935

See accompanying notes.

62

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	AFIS International		AFIS New World
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 34,438	$ 2,135	$ 9,436	$ 1,257
Net realized capital gains (losses)
on investments	118,331	(48,326)	209,259	(197,504)
Net change in unrealized appreciation/
depreciation of investments	(45,225)	206,744	(101,621)	501,939
Increase (decrease) in net assets
from operations	107,544	160,553	117,074	305,692

Contract transactions
Net contract purchase payments	-	-	86,161	103,181
Transfer payments from (to) other
subaccounts or general account	1,223,544	279,128	(172,536)	(108,307)
Contract terminations, withdrawals,
and other deductions	(190,456)	(523)	(179,194)	(124,940)
Contract maintenance charges	(40,729)	(2,005)	(33,068)	(25,159)
Increase (decrease) in net assets
from contract transactions	992,359	276,600	(298,637)	(155,225)
Net increase (decrease) in net assets	1,099,903	437,153	(181,563)	150,467

Net assets:
Beginning of the period	600,418	163,265	752,911	602,444
End of the period	$ 1,700,321	$ 600,418	$ 571,348	$ 752,911

See accompanying notes.

63

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	First Eagle Overseas Variable		Third Avenue Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 34,227	$ (22,153)	$ 25,005	$ (5,094)
Net realized capital gains (losses)
on investments	248,472	(540,323)	17,862	21,808
Net change in unrealized appreciation/
depreciation of investments	79,872	1,051,601	41,790	139,712
Increase (decrease) in net assets
from operations	362,571	489,125	84,657	156,426

Contract transactions
Net contract purchase payments	43,905	192,576	68,873	121,614
Transfer payments from (to) other
subaccounts or general account	(514,983)	247,587	28,925	(87,831)
Contract terminations, withdrawals,
and other deductions	(197,757)	(720,397)	(10,177)	(92,143)
Contract maintenance charges	(58,659)	(45,229)	(11,380)	(7,075)
Increase (decrease) in net assets
from contract transactions	(727,494)	(325,463)	76,241	(65,435)
Net increase (decrease) in net assets	(364,923)	163,662	160,898	90,991

Net assets:
Beginning of the period	2,490,830	2,327,168	409,765	318,774
End of the period	$ 2,125,907	$ 2,490,830	$ 570,663	$ 409,765

See accompanying notes.

64

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	DFA VA Global Bond		DFA VA International Small
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,937	$ 1,568	$ 1,234	$ 372
Net realized capital gains (losses)
on investments	2,173	28	(3,159)	406
Net change in unrealized appreciation/
depreciation of investments	(2,018)	308	(5,057)	14,538
Increase (decrease) in net assets
from operations	3,092	1,904	(6,982)	15,316

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	13,609	52,926	32,387	26,876
Contract terminations, withdrawals,
and other deductions	(184)	-	(63)	-
Contract maintenance charges	(1,735)	83	(3,174)	62
Increase (decrease) in net assets
from contract transactions	11,690	53,009	29,150	26,938
Net increase (decrease) in net assets	14,782	54,913	22,168	42,254

Net assets:
Beginning of the period	54,913	-	42,254	-
End of the period	$ 69,695	$ 54,913	$ 64,422	$ 42,254

See accompanying notes.

65

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	DFA VA International Value		DFA VA U.S. Large Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 21,278	$ 3,551	$ 1,122	$ 340
Net realized capital gains (losses)
on investments	64,827	8,304	1,738	359
Net change in unrealized appreciation/
depreciation of investments	38,702	114,821	8,762	17,279
Increase (decrease) in net assets
from operations	124,807	126,676	11,622	17,978

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	733,154	134,252	11,766	32,146
Contract terminations, withdrawals,
and other deductions	(3,024)	-	(246)	(1)
Contract maintenance charges	(24,858)	376	(1,537)	71
Increase (decrease) in net assets
from contract transactions	705,272	134,628	9,983	32,216
Net increase (decrease) in net assets	830,079	261,304	21,605	50,194

Net assets:
Beginning of the period	261,304	-	50,194	-
End of the period	$ 1,091,383	$ 261,304	$ 71,799	$ 50,194

See accompanying notes.

66

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	DFA VA Short-Term Fixed		DFA VA U.S. Targeted Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 70	$ 43	$ 380	$ (9)
Net realized capital gains (losses)
on investments	60	74	2,486	586
Net change in unrealized appreciation/
depreciation of investments	2	(66)	11,033	17,135
Increase (decrease) in net assets
from operations	132	51	13,899	17,712

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	1,056	11,903	16,015	23,191
Contract terminations, withdrawals,
and other deductions	(212)	-	(65)	-
Contract maintenance charges	(169)	17	(1,480)	58
Increase (decrease) in net assets
from contract transactions	675	11,920	14,470	23,249
Net increase (decrease) in net assets	807	11,971	28,369	40,961

Net assets:
Beginning of the period	11,971	-	40,961	-
End of the period	$ 12,778	$ 11,971	$ 69,330	$ 40,961

See accompanying notes.

67

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Ibbotson Aggressive Growth ETF Asset Allocation		Ibbotson Balanced ETF Asset Allocation
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

68

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted
	Ibbotson Conservative ETF Asset Allocation		Ibbotson Growth ETF Asset Allocation
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-	-
Increase (decrease) in net assets
from operations	-	-	-	-

Contract transactions
Net contract purchase payments	-	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-	-
Net increase (decrease) in net assets	-	-	-	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ -

See accompanying notes.

69

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

	Ibbotson Income and Growth ETF Asset Allocation		Alger Small Cap Growth Portfolio
	Subaccount		Subaccount
	2010	2009	2010(1)
Operations
Net investment income (loss)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-
Increase (decrease) in net assets
from operations	-	-	-

Contract transactions
Net contract purchase payments	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-
Contract maintenance charges	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-
Net increase (decrease) in net assets	-	-	-

Net assets:
Beginning of the period	-	-	-
End of the period	$ -	$ -	$ -

See accompanying notes.

70

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

Rydex NASDQ-100® Subaccount
Columbia Small Cap Value Fund
	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$ -	$ -	$ -
Net realized capital gains (losses)
on investments	-	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-	-
Increase (decrease) in net assets
from operations	-	-	-

Contract transactions
Net contract purchase payments	-	-	-
Transfer payments from (to) other
subaccounts or general account	-	-	-
Contract terminations, withdrawals,
and other deductions	-	-	-
Contract maintenance charges	-	-	-
Increase (decrease) in net assets
from contract transactions	-	-	-
Net increase (decrease) in net assets	-	-	-

Net assets:
Beginning of the period	-	-	-
End of the period	$ -	$ -	$ -

See accompanying notes.

71

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Statements of Changes in Net Assets Year Ended December 31, 2010, Except as Noted

Rydex Nova
Subaccount
	2010	2009
Operations
Net investment income (loss)	$ -	$ -
Net realized capital gains (losses)
on investments	-	-
Net change in unrealized appreciation/
depreciation of investments	-	-
Increase (decrease) in net assets
from operations	-	-

Contract transactions
Net contract purchase payments	-	-
Transfer payments from (to) other
subaccounts or general account	-	-
Contract terminations, withdrawals,
and other deductions	-	-
Contract maintenance charges	-	-
Increase (decrease) in net assets
from contract transactions	-	-
Net increase (decrease) in net assets	-	-

Net assets:
Beginning of the period	-	-
End of the period	$ -	$ -

See accompanying notes.

72

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

1.	Organization and Summary of Significant Accounting Policies
Subaccount Investment by Mutual Fund:
Fidelity® Variable Insurance Products Funds
Fidelity VIP Balanced Portfolio - Initial Class
Fidelity VIP Contrafund® Portfolio - Initial Class
Fidelity VIP Growth Portfolio - Initial Class
Fidelity VIP High Income Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Growth Opportunities Fund - Initial Class
Fidelity VIP International Cap Appreciation Fund - Initial Class
AIM Variable Insurance Funds- (Invesco Variable Insurance Funds) - Series I Shares
Invesco V.I. Dynamics Fund - Series I
Invesco V.I. Financial Services Fund - Series I
Invesco V.I. Global Health Care Fund - Series I
Invesco V.I. Mid Cap Core Equity Fund - Series I
Invesco V.I. Small Cap Equity Fund - Series I
Invesco V.I. Technology Fund - Series I
Invesco Van Kampen V.I. Mid Cap Value Portfolio
Janus Aspen Series
Janus Aspen Balanced Portfolio - Institutional
Janus Aspen Forty Portfolio - Institutional
Janus Aspen Flexible Bond Portfolio - Institutional
Janus Aspen Janus Portfolio - Institutional
Janus Aspen Overseas Portfolio - Institutional
Janus Aspen Enterprise Portfolio - Institutional
Janus Aspen Perkins Mid Cap Portfolio - Institutional
Janus Aspen Worldwide Portfolio - Institutional

73

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

1.	Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):
PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio - Institutional
PIMCO VIT All Asset Portfolio - Administrative
PIMCO VIT High Yield Portfolio - Institutional
PIMCO VIT Real Return Portfolio - Institutional
PIMCO VIT Short-Term Portfolio - Institutional
PIMCO VIT Total Return Portfolio - Institutional
Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
DWS Investments VIT Funds
DWS Small Cap Index VIP - Class A
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
Vanguard Variable Insurance Fund
Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio
Van Eck Worldwide Insurance Trust
Van Eck VIP Multi-Manager Alternatives Fund
American Funds Insurance Series
AFIS Global Small Capitalization Fund - Class 2
AFIS Growth Fund - Class 2

74

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

1.	Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Mutual Fund (Continued):
American Funds Insurance Series
AFIS International Fund - Class 2
AFIS New World Fund - Class 2
First Eagle Variable Funds
First Eagle Overseas Variable Fund
Third Avenue Variable Series Trust
Third Avenue Value Portfolio
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Targeted Value Portfolio
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 1
Ibbotson Balanced ETF Asset Allocation Portfolio - Class 1
Ibbotson Conservative ETF Asset Allocation - Class 1
Ibbotson Growth ETF Asset Allocation Portfolio - Class 1
Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 1
The Alger Portfolios
Alger Small Cap Growth Portfolio - Class I-2
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund, Variable Series - Class A
Rydex Funds
Rydex NASDAQ-100® Fund
Rydex Nova Fund

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Invesco V.I. Small Cap Equity Fund - Series I	Dec 31, 2007
PIMCO VIT All Asset Portfolio (Institutional Class)	May 1, 2008
DFA VA Global Bond Portfolio	May 1, 2008
DFA VA International Small Portfolio	May 1, 2008
DFA VA International Value Portfolio	May 1, 2008
DFA VA U.S. Large Value Portfolio	May 1, 2008
DFA VA Short-Term Fixed Portfolio	May 1, 2008
DFA VA U.S. Targeted Value Portfolio	May 1, 2008
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)	May 1, 2008

75

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

1.	Organization and Summary of Significant Accounting Policies (Continued)

Each period reported on reflects a full twelve month period except as follows (Continued):
	Subaccount	Inception Date
	Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)	May 1, 2008
	Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)	May 1, 2008
	Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)	May 1, 2008
	Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1)	May 1, 2008
	Janus Aspen Balanced Portfolio	Jan 1, 2009
	Invesco V.I. - Mid Cap Core Equity Fund (Series I Shares)	May 4, 2010
	Janus Aspen Perkins Mid Cap Portfolio (Institutional Shares)	May 4, 2010
	Alger Small Cap Growth Portfolio (Class 1-2)	May 4, 2010
	Columbia Small Cap Value Fund, Variable Series (Class A)	May 4, 2010

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:
	Portfolio	Formerly
	Invesco V.I. - Dynamics Fund (Series I Shares)	AIM V.I. - Dynamics Fund (Series I Shares)
	Invesco V.I. - Financial Services Fund (Series I Shares)	AIM V.I. - Financial Services Fund (Series I Shares)
	Invesco V.I. - Global Health Care Fund (Series I Shares)	AIM V.I. - Global Health Care Fund (Series I Shares)
	Invesco V.I. - Small Cap Equity Fund (Series I Shares)	AIM V.I. - Small Cap Equity Fund (Series I Shares)
	Invesco V.I. - Technology Fund (Series I Shares)	AIM V.I. - Technology Fund (Series I Shares)
	Van Eck VIP Multi-Manager Alternatives Fund	Van Eck Worldwide Multi-Manager Alternatives Fund
	Invesco Van Kampen V.I. Mid Cap Value Portfolio	UIF U.S. Mid Cap Value Portfolio (Class I)

76

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

1.	Organization and Summary of Significant Accounting Policies (Continued)

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.

As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

77

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

2.	Investments The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:
		Purchases	Sales
	Fidelity® Variable Insurance Products Funds
	Fidelity VIP Balanced Portfolio - Initial Class	$ 6,988	$ 18,201
	Fidelity VIP Contrafund® Portfolio - Initial Class	1,110,978	2,011,918
	Fidelity VIP Growth Portfolio - Initial Class	82,340	65,621
	Fidelity VIP High Income Portfolio - Initial Class	212,255	187,778
	Fidelity VIP Mid Cap Portfolio - Initial Class	552,836	1,149,578
	Fidelity VIP Growth Opportunities Fund - Initial Class	-	-
	Fidelity VIP International Cap Appreciation Fund - Initial Class	-	-
	AIM Variable Insurance Funds- (Invesco Variable Insurance Funds) - Series I Shares
	Invesco V.I. Dynamics Fund - Series I	-	-
	Invesco V.I. Financial Services Fund - Series I	31,676	112,655
	Invesco V.I. Global Health Care Fund - Series I	75,465	101,465
	Invesco V.I. Mid Cap Core Equity Fund - Series I	-	-
	Invesco V.I. Small Cap Equity Fund - Series I	22,810	14,224
	Invesco V.I. Technology Fund - Series I	61,910	89,241
	Invesco Van Kampen V.I. Mid Cap Value Portfolio	111,654	97,319
	Janus Aspen Series
	Janus Aspen Balanced Portfolio - Institutional	-	-
	Janus Aspen Forty Portfolio - Institutional	187,241	1,218,685
	Janus Aspen Flexible Bond Portfolio - Institutional	229,845	155,310
	Janus Aspen Janus Portfolio - Institutional	-	-
	Janus Aspen Overseas Portfolio - Institutional	458,207	5,374,302
	Janus Aspen Enterprise Portfolio - Institutional	22,126	12,890
	Janus Aspen Perkins Mid Cap Portfolio - Institutional	-	-
	Janus Aspen Worldwide Portfolio - Institutional	-	-
	PIMCO Variable Insurance Trust
	PIMCO VIT All Asset Portfolio - Institutional	-	-
	PIMCO VIT All Asset Portfolio - Administrative	-	-
	PIMCO VIT High Yield Portfolio - Institutional	4,984	3,434
	PIMCO VIT Real Return Portfolio - Institutional	916,968	184,988
	PIMCO VIT Short-Term Portfolio - Institutional	5,915	33,975
	PIMCO VIT Total Return Portfolio - Institutional	3,765,033	2,206,072

78

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010
2.	Investments (Continued)

		Purchases	Sales
	Royce Capital Fund
	Royce Micro-Cap Portfolio	$ 496,233	$ 1,607,512
	Royce Small-Cap Portfolio	823,053	731,653
	DWS Investments VIT Funds
	DWS Small Cap Index VIP - Class A	678,949	246,241
	T. Rowe Price Equity Series, Inc.
	T. Rowe Price Blue Chip Growth Portfolio	126,828	34,500
	T. Rowe Price Equity Income Portfolio	505,948	399,737
	T. Rowe Price Mid-Cap Growth Portfolio	826,683	134,448
	T. Rowe Price New America Growth Portfolio	-	-
	T. Rowe Price International Series, Inc.
	T. Rowe Price International Stock Portfolio	234,914	238,491
	Vanguard Variable Insurance Fund
	Vanguard VIF Balanced Portfolio	1,056,757	2,088,677
	Vanguard VIF Capital Growth Portfolio	142,099	554,306
	Vanguard VIF Diversified Value Portfolio	1,155,908	2,371,818
	Vanguard VIF Equity Income Portfolio	-	-
	Vanguard VIF Equity Index Portfolio	2,758,096	2,509,002
	Vanguard VIF Growth Portfolio	11,859	2,171
	Vanguard VIF High Yield Bond Portfolio	14,653	53,297
	Vanguard VIF International Portfolio	418,145	2,040,392
	Vanguard VIF Mid-Cap Index Portfolio	916,963	1,842,764
	Vanguard VIF Money Market Portfolio	14,657,635	8,205,032
	Vanguard VIF REIT Index Portfolio	251,496	255,478
	Vanguard VIF Short-Term Investment-Grade Portfolio	68,130	183,973
	Vanguard VIF Small Company Growth Portfolio	299,264	923,941
	Vanguard VIF Total Bond Market Index Portfolio	914,017	1,227,308
	Vanguard VIF Total Stock Market Index Portfolio	188,331	505,893
	Van Eck Worldwide Insurance Trust
	Van Eck VIP Multi-Manager Alternatives Fund	7,724	14,645
	American Funds Insurance Series
	AFIS Global Small Capitalization Fund - Class 2	48,148	898,910
	AFIS Growth Fund - Class 2	687,493	749,792
	AFIS International Fund - Class 2	1,512,355	485,556
	AFIS New World Fund - Class 2	506,745	795,949
	First Eagle Variable Funds
	First Eagle Overseas Variable Fund	668,482	1,361,752

79

2.	Investments (Continued)

		Purchases	Sales
	Third Avenue Variable Series Trust
	Third Avenue Value Portfolio	$ 344,744	$ 243,499
	DFA Investment Dimensions Group, Inc.
	DFA VA Global Bond Portfolio	20,051	3,393
	DFA VA International Small Portfolio	644,643	614,259
	DFA VA International Value Portfolio	863,551	137,006
	DFA VA U.S. Large Value Portfolio	15,201	4,096
	DFA VA Short-Term Fixed Portfolio	2,238	1,434
	DFA VA U.S. Targeted Value Portfolio	19,468	4,618
	Ibbotson ETF Allocation Series
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 1	-	-
	Ibbotson Balanced ETF Asset Allocation Portfolio - Class 1	-	-
	Ibbotson Conservative ETF Asset Allocation - Class 1	-	-
	Ibbotson Growth ETF Asset Allocation Portfolio - Class 1	-	-
	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 1	-	-
	The Alger Portfolios
	Alger Small Cap Growth Portfolio - Class I-2	-	-
	Columbia Funds Variable Insurance Trust
	Columbia Small Cap Value Fund, Variable Series - Class A	-	-
	Rydex Funds
	Rydex NASDAQ-100® Fund	-	-
	Rydex Nova Fund	-	-

80

		Transamerica Life Insurance Company
		Transamerica Corporate Separate Account Sixteen
		Notes to Financial Statements
		Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Fidelity VIP Balanced Portfolio - Initial Class	Fidelity VIP Contrafund® Portfolio - Initial Class	Fidelity VIP Growth Portfolio - Initial Class	Fidelity VIP High Income Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Growth Opportunities Fund - Initial Class	Fidelity VIP International Cap Appreciation Fund - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	253,776	2,256,248	618,414	417,515	1,416,699	-	-
Net units purchased (redeemed
and transferred)	(15,045)	(256,913)	(287,696)	(362,347)	(24,276)	-	-
Units outstanding at
December 31, 2009	238,731	1,999,335	330,718	55,168	1,392,423	-	-
Net units purchased (redeemed
and transferred)	(13,723)	(583,525)	8,986	13,242	(470,696)	-	-
Units outstanding at
December 31, 2010	225,008	1,415,810	339,704	68,410	921,727	-	-

81

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted
3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Invesco V.I. Dynamics	Invesco V.I. Financial Services	Invesco V.I. Global Health Care	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Small Cap Equity	Invesco V.I. Technology	Invesco Van Kampen V.I. Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	13,703	183,241	72,707	-	11,490	68,718	14,681
Net units purchased (redeemed
and transferred)	(13,703)	(14,620)	(17,338)	-	10,153	(7,226)	135,934
Units outstanding at
December 31, 2009	-	168,621	55,369	-	21,643	61,492	150,615
Net units purchased (redeemed
and transferred)	-	(138,687)	(21,180)	-	9,729	(19,728)	7,225
Units outstanding at
December 31, 2010	-	29,934	34,189	-	31,372	41,764	157,840

82

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Janus Aspen Balanced	Janus Aspen Forty	Janus Aspen Flexible Bond	Janus Aspen Janus	Janus Aspen Overseas	Janus Aspen Enterprise	Janus Aspen Perkins Mid Cap
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at
January 1, 2009	-	1,016,646	184,102	-	2,118,802	43,345	-
Net units purchased (redeemed
and transferred)	-	(381,339)	(94,323)	-	27,199	(1,582)	-
Units outstanding at
December 31, 2009	-	635,307	89,779	-	2,146,001	41,763	-
Net units purchased (redeemed
and transferred)	-	(579,554)	41,956	-	(1,787,486)	5,374	-
Units outstanding at
December 31, 2010	-	55,753	131,735	-	358,515	47,137	-

83

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Janus Aspen Worldwide	PIMCO VIT All Asset - Institutional	PIMCO VIT All Asset - Administrative	PIMCO VIT High Yield - Institutional	PIMCO VIT Real Return - Institutional	PIMCO VIT Short-Term - Institutional	PIMCO VIT Total Return - Institutional
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	-	47,755	571,363	642,287	1,770,486
Net units purchased (redeemed
and transferred)	-	-	-	(2,399)	51,476	(439,120)	1,216,649
Units outstanding at
December 31, 2009	-	-	-	45,356	622,839	203,167	2,987,135
Net units purchased (redeemed
and transferred)	-	-	-	(2,277)	487,418	(24,692)	830,036
Units outstanding at
December 31, 2010	-	-	-	43,079	1,110,257	178,475	3,817,171

84

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Royce Micro-Cap	Royce Small-Cap	DWS Small Cap Index VIP	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth	T. Rowe Price New America Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	1,708,515	714,495	705,730	265,233	1,245,453	-	-
Net units purchased (redeemed
and transferred)	(175,375)	(77,665)	(163,897)	(61,478)	(360,943)	121,277	-
Units outstanding at
December 31, 2009	1,533,140	636,830	541,833	203,755	884,510	121,277	-
Net units purchased (redeemed
and transferred)	(696,711)	50,203	348,302	76,361	62,094	402,578	-
Units outstanding at
December 31, 2010	836,429	687,033	890,135	280,116	946,604	523,855	-

85

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	T. Rowe Price International Stock	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	700,930	3,389,719	2,006,032	2,884,926	-	3,987,216	47,791
Net units purchased (redeemed
and transferred)	19,896	(125,496)	(128,669)	(672,022)	-	95,991	(34,013)
Units outstanding at
December 31, 2009	720,826	3,264,223	1,877,363	2,212,904	-	4,083,207	13,778
Net units purchased (redeemed
and transferred)	(4,365)	(754,646)	(306,728)	(960,166)	-	116,362	8,439
Units outstanding at
December 31, 2010	716,461	2,509,577	1,570,635	1,252,738	-	4,199,569	22,217

86

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted
3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF REIT Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Small Company Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	256,625	2,396,604	3,132,245	11,306,579	630,657	98,434	1,326,025
Net units purchased (redeemed
and transferred)	(168,389)	(472,365)	(624,184)	(3,379,518)	(204,313)	59,735	(236,691)
Units outstanding at
December 31, 2009	88,236	1,924,239	2,508,061	7,927,061	426,344	158,169	1,089,334
Net units purchased (redeemed
and transferred)	(32,539)	(928,535)	(552,079)	5,365,293	(18,571)	(92,080)	(401,123)
Units outstanding at
December 31, 2010	55,697	995,704	1,955,982	13,292,354	407,773	66,089	688,211

87

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Van Eck VIP Multi-Manager Alternatives	AFIS Global Small Capitalization	AFIS Growth	AFIS International	AFIS New World
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	2,584,179	958,385	53,516	524,639	2,373,593	158,773	489,671
Net units purchased (redeemed
and transferred)	(57,362)	(47,287)	(46,558)	109,320	(24,463)	249,342	(80,744)
Units outstanding at
December 31, 2009	2,526,817	911,098	6,958	633,959	2,349,130	408,115	408,927
Net units purchased (redeemed
and transferred)	(316,862)	(251,782)	(5,892)	(579,319)	(62,139)	669,671	(145,665)
Units outstanding at
December 31, 2010	2,209,955	659,316	1,066	54,640	2,286,991	1,077,786	263,262

88

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted
3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	First Eagle Overseas Variable	Third Avenue Value	DFA VA Global Bond	DFA VA International Small	DFA VA International Value	DFA VA U.S. Large Value	DFA VA Short-Term Fixed
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	1,720,303	423,923	-	-	-	-	-
Net units purchased (redeemed
and transferred)	(88,041)	(49,016)	50,435	51,286	337,384	64,391	11,416
Units outstanding at
December 31, 2009	1,632,262	374,907	50,435	51,286	337,384	64,391	11,416
Net units purchased (redeemed
and transferred)	(463,227)	82,829	10,221	11,368	937,542	11,966	636
Units outstanding at
December 31, 2010	1,169,035	457,736	60,656	62,654	1,274,926	76,357	12,052

89

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted
3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	DFA VA U.S. Targeted Value	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Alger Small Cap Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at
January 1, 2009	-	-	-	-	-	-	-
Net units purchased (redeemed
and transferred)	49,254	-	-	-	-	-	-
Units outstanding at
December 31, 2009	49,254	-	-	-	-	-	-
Net units purchased (redeemed
and transferred)	15,337	-	-	-	-	-	-
Units outstanding at
December 31, 2010	64,591	-	-	-	-	-	-

90

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
Years Ended December 31, 2010 and 2009, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:
	Columbia Small Cap Value Fund	Rydex NASDAQ-100®	Rydex Nova
	Subaccount(1)	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	-
Net units purchased (redeemed
and transferred)	-	-	-
Units outstanding at
December 31, 2009	-	-	-
Net units purchased (redeemed
and transferred)	-	-	-
Units outstanding at
December 31, 2010	-	-	-

91

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Fidelity VIP Balanced Portfolio - Initial Class
	12/31/2010	225,008	$1.50	$338,240	1.71%	-%	18.07%
	12/31/2009	238,731	1.27	303,944	1.92	-	38.60
	12/31/2008	253,776	0.92	233,120	1.36	-	(33.96)
	12/31/2007	454,831	1.39	632,630	3.49	-	9.05
	12/31/2006	423,316	1.28	539,952	1.66	-	11.71
Fidelity VIP Contrafund® Portfolio - Initial Class
	12/31/2010	1,415,810	1.69	2,386,502	0.99	-	17.22
	12/31/2009	1,999,335	1.44	2,875,124	1.38	-	35.71
	12/31/2008	2,256,248	1.06	2,390,811	1.13	-	(42.51)
	12/31/2007	1,730,384	1.84	3,189,587	1.09	-	17.59
	12/31/2006	1,357,184	1.57	2,127,428	1.23	-	11.72
Fidelity VIP Growth Portfolio - Initial Class
	12/31/2010	339,704	1.30	441,865	0.30	-	24.17
	12/31/2009	330,718	1.05	346,436	0.35	-	28.29
	12/31/2008	618,414	0.82	504,963	0.73	-	(47.17)
	12/31/2007	980,190	1.55	1,514,900	0.81	-	26.96
	12/31/2006	786,973	1.22	957,972	0.27	-	6.85
Fidelity VIP High Income Portfolio - Initial Class
	12/31/2010	68,410	1.59	108,994	5.93	-	13.82
	12/31/2009	55,168	1.40	77,222	2.24	-	43.96
	12/31/2008	417,515	0.97	405,970	13.66	-	(24.98)
	12/31/2007	172,953	1.30	224,183	7.61	-	2.79
	12/31/2006	158,281	1.26	199,603	7.84	-	11.24
Fidelity VIP Mid Cap Portfolio - Initial Class
	12/31/2010	921,727	1.63	1,505,217	0.38	-	28.83
	12/31/2009	1,392,423	1.27	1,764,973	0.69	-	40.09
	12/31/2008	1,416,699	0.90	1,281,884	0.48	-	(39.44)
	12/31/2007	579,644	1.49	866,094	0.82	-	15.63
	12/31/2006	177,503	1.29	229,378	0.08	-	12.70
Fidelity VIP Growth Opportunities Fund - Initial Class
	12/31/2010	-	1.28	-	-	-	23.74
	12/31/2009	-	1.03	-	-	-	45.85
	12/31/2008	-	0.71	-	-	-	(55.02)
	12/31/2007	17,890	1.57	28,153	-	-	23.18
	12/31/2006	761	1.28	972	0.14	-	5.46

92

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010
4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Fidelity VIP International Cap Appreciation Fund - Initial Class
	12/31/2010	-	$0.98	$ -	-%	-%	15.73%
	12/31/2009	-	0.85	-	-	-	56.04
	12/31/2008	-	0.54	-	-	-	(50.69)
	12/31/2007	-	1.10	-	-	-	5.17
	12/31/2006	-	1.05	-	-	-	4.56
Invesco V.I. Dynamics
	12/31/2010	-	1.55	-	-	-	23.82
	12/31/2009	-	1.25	-	-	-	42.44
	12/31/2008	13,703	0.88	12,071	-	-	(48.08)
	12/31/2007	14,948	1.70	25,360	-	-	12.19
	12/31/2006	14,575	1.51	22,042	-	-	16.11
Invesco V.I. Financial Services
	12/31/2010	29,934	0.62	18,573	0.09	-	10.32
	12/31/2009	168,621	0.56	94,841	3.15	-	27.43
	12/31/2008	183,241	0.44	80,879	2.38	-	(59.44)
	12/31/2007	135,371	1.09	147,318	2.90	-	(22.22)
	12/31/2006	18,213	1.40	25,481	6.73	-	16.44
Invesco V.I. Global Health Care
	12/31/2010	34,189	1.36	46,568	-	-	5.29
	12/31/2009	55,369	1.29	71,627	0.30	-	27.67
	12/31/2008	72,707	1.01	73,669	-	-	(28.62)
	12/31/2007	46,377	1.42	65,831	-	-	11.86
	12/31/2006	25,351	1.27	32,171	-	-	5.24
Invesco V.I. Mid Cap Core Equity
	12/31/2010(1)	-	1.08	-	-	-	8.17
Invesco V.I. Small Cap Equity
	12/31/2010	31,372	1.07	33,528	-	-	28.54
	12/31/2009	21,643	0.83	17,995	0.23	-	21.29
	12/31/2008	11,490	0.69	7,877	-	-	(31.31)
	12/31/2007(1)	6,844	1.00	6,830	0.82	-	(0.20)
Invesco V.I. Technology
	12/31/2010	41,764	1.40	58,669	-	-	21.31
	12/31/2009	61,492	1.16	71,212	-	-	57.40
	12/31/2008	68,718	0.74	50,558	-	-	(44.50)
	12/31/2007	40,171	1.33	53,256	-	-	7.70
	12/31/2006	7,209	1.23	8,874	-	-	10.48

93

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010
4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Invesco Van Kampen V.I. Mid Cap Value
	12/31/2010	157,840	$1.74	$ 275,311	0.94%	-%	22.24%
	12/31/2009	150,615	1.43	214,912	1.50	-	39.21
	12/31/2008	14,681	1.03	15,048	1.43	-	(41.29)
	12/31/2007	56,350	1.75	98,377	0.71	-	7.84
	12/31/2006	2,805	1.62	4,541	0.21	-	20.70
	Janus Aspen Balanced
	12/31/2010	-	1.68	-	-	-	8.39
	12/31/2009(1)	-	1.30	-	-	-	29.50
	Janus Aspen Forty
	12/31/2010	55,753	1.83	102,241	0.15	-	6.75
	12/31/2009	635,307	1.72	1,091,364	0.04	-	46.33
	12/31/2008	1,016,646	1.17	1,193,468	0.14	-	(44.15)
	12/31/2007	745,606	2.10	1,567,191	0.46	-	36.99
	12/31/2006	349,009	1.53	535,496	0.38	-	9.35
	Janus Aspen Flexible Bond
	12/31/2010	131,735	1.54	202,784	3.68	-	7.97
	12/31/2009	89,779	1.43	127,995	4.31	-	13.22
	12/31/2008	184,102	1.26	231,829	4.60	-	6.02
	12/31/2007	138,751	1.19	164,795	4.93	-	7.04
	12/31/2006	135,114	1.11	149,921	4.61	-	4.22
	Janus Aspen Janus
	12/31/2010	-	1.36	-	-	-	14.52
	12/31/2009	-	1.18	-	-	-	36.35
	12/31/2008	-	0.87	-	-	-	(39.72)
	12/31/2007	101,327	1.44	146,024	0.76	-	15.09
	12/31/2006	72,725	1.25	91,062	0.64	-	11.38
	Janus Aspen Overseas
	12/31/2010	358,515	3.30	1,182,401	0.53	-	25.31
	12/31/2009	2,146,001	2.63	5,648,254	0.58	-	79.56
	12/31/2008	2,118,802	1.47	3,105,800	1.50	-	(52.11)
	12/31/2007	473,020	3.06	1,447,884	0.60	-	28.32
	12/31/2006	304,689	2.39	726,825	2.00	-	47.02
	Janus Aspen Enterprise
	12/31/2010	47,137	2.00	94,440	0.07	-	25.85
	12/31/2009	41,763	1.59	66,487	-	-	44.83
	12/31/2008	43,345	1.10	47,647	0.20	-	(43.72)
	12/31/2007	118,476	1.95	231,409	0.24	-	22.04
	12/31/2006	103,800	1.60	166,130	-	-	13.61

94

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Janus Aspen Perkins Mid Cap
	12/31/2010(1)	-	$1.08	$ -	-%	-%	7.73%
Janus Aspen Worldwide
	12/31/2010	-	1.31	-	-	-	15.83
	12/31/2009	-	1.13	-	-	-	37.70
	12/31/2008	-	0.82	-	-	-	(44.66)
	12/31/2007	2,239	1.49	3,327	0.76	-	9.63
	12/31/2006	1,699	1.36	2,303	1.68	-	18.20
PIMCO VIT All Asset - Institutional
	12/31/2010	-	1.22	-	-	-	13.32
	12/31/2009	-	1.07	-	-	-	21.74
	12/31/2008(1)	-	0.88	-	-	-	(15.70)
PIMCO VIT All Asset - Administrative
	12/31/2010	-	1.57	-	-	-	13.09
	12/31/2009	-	1.39	-	-	-	21.57
	12/31/2008	-	1.14	-	-	-	(15.84)
	12/31/2007	8,624	1.36	11,732	7.81	-	8.33
	12/31/2006	7,452	1.26	9,360	5.74	-	4.66
PIMCO VIT High Yield - Institutional
	12/31/2010	43,079	1.62	69,763	7.40	-	14.68
	12/31/2009	45,356	1.41	64,051	22.10	-	40.65
	12/31/2008	47,755	1.00	47,852	7.43	-	(23.43)
	12/31/2007	49,747	1.31	65,097	7.19	-	3.67
	12/31/2006	53,084	1.26	67,007	7.42	-	9.27
PIMCO VIT Real Return - Institutional
	12/31/2010	1,110,257	1.49	1,652,492	1.57	-	8.27
	12/31/2009	622,839	1.37	856,198	3.31	-	18.57
	12/31/2008	571,363	1.16	662,416	3.74	-	(6.91)
	12/31/2007	421,023	1.25	524,375	4.79	-	10.83
	12/31/2006	357,780	1.12	402,052	4.09	-	0.87

95

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements
December 31, 2010
4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

PIMCO VIT Short-Term - Institutional
	12/31/2010	178,475	$1.26	$224,331	0.99%	-%	2.26%
	12/31/2009	203,167	1.23	249,729	2.29	-	7.97
	12/31/2008	642,287	1.14	727,872	3.71	-	(0.16)
	12/31/2007	518,914	1.14	588,234	3.85	-	4.65
	12/31/2006	511,963	1.07	554,908	4.69	-	4.44
PIMCO VIT Total Return - Institutional
	12/31/2010	3,817,171	1.59	6,069,702	2.59	-	8.28
	12/31/2009	2,987,135	1.47	4,386,733	5.32	-	14.24
	12/31/2008	1,770,486	1.29	2,275,861	4.49	-	4.96
	12/31/2007	1,435,466	1.22	1,758,039	5.01	-	8.92
	12/31/2006	1,220,374	1.12	1,372,160	4.24	-	4.01
Royce Micro-Cap
	12/31/2010	836,429	1.94	1,621,400	1.53	-	29.96
	12/31/2009	1,533,140	1.49	2,286,821	-	-	58.04
	12/31/2008	1,708,515	0.94	1,612,484	3.02	-	(43.27)
	12/31/2007	1,536,654	1.66	2,556,449	1.47	-	3.98
	12/31/2006	1,392,540	1.60	2,228,059	0.20	-	21.07
Royce Small-Cap
	12/31/2010	687,033	1.87	1,288,031	0.12	-	20.52
	12/31/2009	636,830	1.56	990,621	-	-	35.20
	12/31/2008	714,495	1.15	822,051	0.72	-	(27.18)
	12/31/2007	613,782	1.58	969,740	0.05	-	(2.14)
	12/31/2006	549,215	1.61	886,674	0.06	-	15.57
DWS Small Cap Index VIP
	12/31/2010	890,135	1.55	1,382,878	0.93	-	26.39
	12/31/2009	541,833	1.23	665,999	1.77	-	26.57
	12/31/2008	705,730	0.97	685,329	1.65	-	(34.12)
	12/31/2007	667,433	1.47	983,862	0.88	-	(1.90)
	12/31/2006	727,217	1.50	1,092,735	0.62	-	17.49
T. Rowe Price Blue Chip Growth
	12/31/2010	280,116	1.41	394,419	-	-	16.39
	12/31/2009	203,755	1.21	246,496	-	-	42.18
	12/31/2008	265,233	0.85	225,673	0.07	-	(42.51)
	12/31/2007	613,203	1.48	907,482	0.48	-	12.74
	12/31/2006	455,420	1.31	597,799	0.33	-	9.67

96

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

T. Rowe Price Equity Income
	12/31/2010	946,604	$1.42	$1,343,057	1.95%	-%	15.02%
	12/31/2009	884,510	1.23	1,091,086	1.92	-	25.60
	12/31/2008	1,245,453	0.98	1,223,165	2.25	-	(36.11)
	12/31/2007	1,693,144	1.54	2,602,619	1.76	-	3.26
	12/31/2006	1,312,008	1.49	1,953,008	1.54	-	18.97
T. Rowe Price Mid-Cap Growth
	12/31/2010	523,855	1.98	1,034,770	-	-	28.12
	12/31/2009	121,277	1.54	186,986	-	-	45.65
	12/31/2008	-	1.06	-	-	-	(39.76)
	12/31/2007	-	1.76	-	-	-	17.52
	12/31/2006	-	1.50	-	-	-	6.64
T. Rowe Price New America Growth
	12/31/2010	-	1.63	-	-	-	19.65
	12/31/2009	-	1.36	-	-	-	49.76
	12/31/2008	-	0.91	-	-	-	(38.24)
	12/31/2007	-	1.47	-	-	-	13.78
	12/31/2006	-	1.29	-	-	-	7.33
T. Rowe Price International Stock
	12/31/2010	716,461	1.67	1,194,168	0.95	-	14.45
	12/31/2009	720,826	1.46	1,049,709	2.94	-	52.39
	12/31/2008	700,930	0.96	669,823	2.07	-	(48.70)
	12/31/2007	793,700	1.86	1,478,568	1.49	-	13.03
	12/31/2006	645,346	1.65	1,063,593	1.19	-	19.09
Vanguard VIF Balanced Portfolio
	12/31/2010	2,509,577	1.61	4,032,188	2.91	-	11.02
	12/31/2009	3,264,223	1.45	4,724,264	4.38	-	22.90
	12/31/2008	3,389,719	1.18	3,991,685	3.18	-	(22.57)
	12/31/2007	2,579,804	1.52	3,923,580	2.38	-	8.36
	12/31/2006	1,585,830	1.40	2,225,786	2.13	-	14.96
Vanguard VIF Capital Growth Portfolio
	12/31/2010	1,570,635	1.74	2,732,619	0.91	-	13.08
	12/31/2009	1,877,363	1.54	2,888,473	1.07	-	34.30
	12/31/2008	2,006,032	1.15	2,298,234	0.89	-	(30.36)
	12/31/2007	1,822,901	1.65	2,999,078	0.69	-	12.48
	12/31/2006	1,785,229	1.46	2,611,244	0.57	-	11.63

97

Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen Notes to Financial Statements December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Vanguard VIF Diversified Value Portfolio
	12/31/2010	1,252,738	$1.49	$ 1,862,566	2.85%	-%	9.33%
	12/31/2009	2,212,904	1.36	3,009,268	4.39	-	26.92
	12/31/2008	2,884,926	1.07	3,090,906	2.49	-	(36.14)
	12/31/2007	1,954,280	1.68	3,278,942	1.45	-	3.93
	12/31/2006	1,446,495	1.61	2,335,097	1.70	-	18.88
Vanguard VIF Equity Income Portfolio
	12/31/2010	-	1.44	-	-	-	14.71
	12/31/2009	-	1.26	-	-	-	16.77
	12/31/2008	-	1.08	-	-	-	(30.91)
	12/31/2007	-	1.56	-	-	-	4.53
	12/31/2006	-	1.49	-	-	-	20.70
Vanguard VIF Equity Index Portfolio
	12/31/2010	4,199,569	1.35	5,674,999	1.97	-	14.91
	12/31/2009	4,083,207	1.18	4,801,671	2.69	-	26.44
	12/31/2008	3,987,216	0.93	3,708,166	1.95	-	(36.93)
	12/31/2007	2,980,922	1.47	4,395,933	1.64	-	5.38
	12/31/2006	3,109,296	1.40	4,351,105	1.40	-	15.71
Vanguard VIF Growth Portfolio
	12/31/2010	22,217	1.32	29,245	0.73	-	11.81
	12/31/2009	13,778	1.18	16,219	1.67	-	35.05
	12/31/2008	47,791	0.87	41,659	0.89	-	(37.72)
	12/31/2007	65,456	1.40	91,606	0.63	-	10.22
	12/31/2006	50,356	1.27	63,943	0.38	-	1.91
Vanguard VIF High Yield Bond Portfolio
	12/31/2010	55,697	1.51	83,849	6.88	-	12.10
	12/31/2009	88,236	1.34	118,493	7.43	-	38.85
	12/31/2008	256,625	0.97	248,201	6.92	-	(21.95)
	12/31/2007	352,172	1.24	436,406	5.78	-	1.95
	12/31/2006	207,656	1.22	252,396	5.84	-	8.27
Vanguard VIF International Portfolio
	12/31/2010	995,704	1.96	1,947,555	1.86	-	15.72
	12/31/2009	1,924,239	1.69	3,252,372	3.94	-	42.79
	12/31/2008	2,396,604	1.18	2,836,963	2.37	-	(44.92)
	12/31/2007	2,079,974	2.15	4,469,884	1.65	-	17.41
	12/31/2006	1,764,780	1.83	3,230,067	0.89	-	26.75

98

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Vanguard VIF Mid-Cap Index Portfolio
	12/31/2010	1,955,982	$1.76	$3,444,813	0.97%	-%	25.37%
	12/31/2009	2,508,061	1.40	3,523,311	1.79	-	40.37
	12/31/2008	3,132,245	1.00	3,134,619	1.54	-	(41.82)
	12/31/2007	3,563,992	1.72	6,129,938	1.09	-	6.14
	12/31/2006	2,756,779	1.62	4,467,256	0.79	-	13.75
Vanguard VIF Money Market Portfolio
	12/31/2010	13,292,354	1.20	15,931,578	0.24	-	0.23
	12/31/2009	7,927,061	1.20	9,478,847	0.64	-	0.62
	12/31/2008	11,306,579	1.19	13,436,874	2.72	-	2.82
	12/31/2007	8,930,289	1.16	10,321,539	5.38	-	5.24
	12/31/2006	8,727,088	1.10	9,584,438	4.67	-	5.05
Vanguard VIF REIT Index Portfolio
	12/31/2010	407,773	1.74	708,462	2.62	-	28.25
	12/31/2009	426,344	1.35	577,565	5.38	-	29.14
	12/31/2008	630,657	1.05	661,542	3.31	-	(37.25)
	12/31/2007	557,937	1.67	932,628	1.90	-	(16.60)
	12/31/2006	496,890	2.00	995,905	1.83	-	34.93
Vanguard VIF Short-Term Investment-Grade Portfolio
	12/31/2010	66,089	1.35	88,905	2.92	-	5.22
	12/31/2009	158,169	1.28	202,222	1.65	-	13.86
	12/31/2008	98,434	1.12	110,532	4.52	-	(3.45)
	12/31/2007	133,165	1.16	154,883	4.53	-	6.03
	12/31/2006	229,397	1.10	251,643	2.86	-	4.92
Vanguard VIF Small Company Growth Portfolio
	12/31/2010	688,211	1.63	1,123,935	0.34	-	31.79
	12/31/2009	1,089,334	1.24	1,349,921	1.13	-	39.38
	12/31/2008	1,326,025	0.89	1,178,983	0.72	-	(39.47)
	12/31/2007	1,413,143	1.47	2,075,727	0.44	-	3.77
	12/31/2006	971,321	1.42	1,374,963	0.28	-	10.21
Vanguard VIF Total Bond Market Index Portfolio
	12/31/2010	2,209,955	1.42	3,135,105	3.57	-	6.50
	12/31/2009	2,526,817	1.33	3,365,814	4.30	-	5.94
	12/31/2008	2,584,179	1.26	3,249,192	4.30	-	5.23
	12/31/2007	2,730,700	1.19	3,262,809	3.93	-	6.98
	12/31/2006	2,733,925	1.12	3,053,387	3.61	-	4.31

99

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Vanguard VIF Total Stock Market Index Portfolio
	12/31/2010	659,316	$1.42	$937,887	1.89%	-%	17.11%
	12/31/2009	911,098	1.21	1,106,704	1.94	-	28.26
	12/31/2008	958,385	0.95	907,676	1.47	-	(37.28)
	12/31/2007	842,302	1.51	1,271,923	0.32	-	5.16
	12/31/2006	179,729	1.44	258,075	0.63	-	15.52
Van Eck VIP Multi-Manager Alternatives
	12/31/2010	1,066	1.17	1,250	-	-	4.97
	12/31/2009	6,958	1.12	7,770	0.35	-	13.87
	12/31/2008	53,516	0.98	52,480	0.08	-	(13.10)
	12/31/2007	58,210	1.13	65,684	0.25	-	4.05
	12/31/2006	10,099	1.08	10,951	-	-	8.65
AFIS Global Small Capitalization
	12/31/2010	54,640	1.73	94,351	1.18	-	22.41
	12/31/2009	633,959	1.41	894,263	0.28	-	61.29
	12/31/2008	524,639	0.87	458,822	-	-	(53.52)
	12/31/2007	262,054	1.88	493,072	3.43	-	21.43
	12/31/2006	100,025	1.55	154,992	0.66	-	24.05
AFIS Growth
	12/31/2010	2,286,991	1.38	3,149,530	0.75	-	18.68
	12/31/2009	2,349,130	1.16	2,725,935	0.69	-	39.41
	12/31/2008	2,373,593	0.83	1,975,684	0.79	-	(43.97)
	12/31/2007	1,460,787	1.49	2,170,097	0.93	-	12.35
	12/31/2006	750,181	1.32	991,954	1.05	-	10.22
AFIS International
	12/31/2010	1,077,786	1.58	1,700,321	2.18	-	7.23
	12/31/2009	408,115	1.47	600,418	1.93	-	43.07
	12/31/2008	158,773	1.03	163,265	1.03	-	(42.12)
	12/31/2007	55,363	1.78	98,364	1.44	-	20.02
	12/31/2006	64,811	1.48	95,939	1.87	-	18.98
AFIS New World
	12/31/2010	263,262	2.17	571,348	1.28	-	17.87
	12/31/2009	408,927	1.84	752,911	1.50	-	49.65
	12/31/2008	489,671	1.23	602,444	1.53	-	(42.37)
	12/31/2007	333,917	2.13	712,911	3.53	-	32.21
	12/31/2006	173,422	1.61	280,052	1.58	-	32.59

100

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

First Eagle Overseas Variable
	12/31/2010	1,169,035	$2.49	$2,125,907	1.78%	-%	19.17%
	12/31/2009	1,632,262	1.53	2,490,830	0.46	-	20.26
	12/31/2008	1,720,303	1.27	2,327,168	0.88	-	(18.82)
	12/31/2007	4,336,659	1.56	6,964,080	-	-	7.80
	12/31/2006	1,464,390	1.45	2,240,052	8.61	-	25.08
Third Avenue Value
	12/31/2010	457,736	1.46	570,663	4.56	-	14.07
	12/31/2009	374,907	1.09	409,765	-	-	45.35
	12/31/2008	423,923	0.75	318,774	1.04	-	(43.66)
	12/31/2007	217,390	1.33	290,136	2.20	-	(4.80)
	12/31/2006	146,258	1.40	205,051	1.57	-	15.78
DFA VA Global Bond
	12/31/2010	60,656	1.15	69,695	4.71	-	5.53
	12/31/2009	50,435	1.09	54,913	5.62	-	4.81
	12/31/2008(1)	-	1.04	-	-	-	3.88
DFA VA International Small
	12/31/2010	62,654	1.03	64,422	1.29	-	24.80
	12/31/2009	51,286	0.82	42,254	3.00	-	39.87
	12/31/2008(1)	-	0.59	-	-	-	(41.10)
DFA VA International Value
	12/31/2010	1,274,926	0.86	1,091,383	2.53	-	10.53
	12/31/2009	337,384	0.77	261,304	3.63	-	37.94
	12/31/2008(1)	-	0.56	-	-	-	(43.85)
DFA VA U.S. Large Value
	12/31/2010	76,357	0.94	71,799	1.95	-	20.63
	12/31/2009	64,391	0.78	50,194	2.64	-	29.93
	12/31/2008(1)	-	0.60	-	-	-	(40.00)
DFA VA Short-Term Fixed
	12/31/2010	12,052	1.06	12,778	0.57	-	1.11
	12/31/2009	11,416	1.05	11,971	2.06	-	1.86
	12/31/2008(1)	-	1.03	-	-	-	2.94

101

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

DFA VA U.S. Targeted Value
	12/31/2010	64,591	$1.07	$69,330	0.76%	-%	29.07%
	12/31/2009	49,254	0.83	40,961	1.49	-	26.62
	12/31/2008(1)	-	0.66	-	-	-	(34.32)
Ibbotson Aggressive Growth ETF Asset Allocation
	12/31/2010	-	0.97	-	-	-	15.58
	12/31/2009	-	0.84	-	-	-	27.79
	12/31/2008(1)	-	0.66	-	-	-	(34.50)
Ibbotson Balanced ETF Asset Allocation
	12/31/2010	-	1.03	-	-	-	11.85
	12/31/2009	-	0.92	-	-	-	19.74
	12/31/2008(1)	-	0.77	-	-	-	(23.37)
Ibbotson Conservative ETF Asset Allocation
	12/31/2010	-	1.08	-	-	-	6.67
	12/31/2009	-	1.01	-	-	-	8.57
	12/31/2008(1)	-	0.93	-	-	-	(6.75)
Ibbotson Growth ETF Asset Allocation
	12/31/2010	-	0.99	-	-	-	14.19
	12/31/2009	-	0.87	-	-	-	24.94
	12/31/2008(1)	-	0.70	-	-	-	(30.27)
Ibbotson Income and Growth ETF Asset Allocation
	12/31/2010	-	1.05	-	-	-	9.04
	12/31/2009	-	0.97	-	-	-	13.72
	12/31/2008(1)	-	0.85	-	-	-	(14.95)
Alger Small Cap Growth Portfolio
	12/31/2010(1)	-	1.12	-	-	-	12.46
Columbia Small Cap Value Fund
	12/31/2010(1)	-	1.11	-	-	-	11.47
Rydex NASDAQ-100®
	12/31/2010	-	1.84	-	-	-	18.48
	12/31/2009	-	1.55	-	-	-	55.25
	12/31/2008	-	0.84	-	-	-	(41.91)
	12/31/2007	-	1.45	-	-	-	17.82
	12/31/2006	-	1.23	-	-	-	5.77

102

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

4. Financial Highlights (Continued)

	Year		Unit Fair	Net	Income	Expense	Total
Subaccount	Ended	Units	Value	Assets	Ratio*	Ratio**	Return***

Rydex Nova
	12/31/2010	-	$2.00	$ -	-%	-%	19.96%
	12/31/2009	-	1.67	-	-	-	67.09
	12/31/2008	-	0.69	-	-	-	(54.47)
	12/31/2007	-	1.52	-	-	-	1.13
	12/31/2006	-	1.51	-	-	-	19.27

*  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.  Percentages shown for 2006-2009 have been changed to reflect reporting consistent with 2010.

***  These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

103

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

5.	Administrative and Mortality and Expense Risk Charges
On each monthly deduction day, TLIC currently deducts a mortality and expense risk charge equal to an annual rate of .75% of the cash value in the Subaccounts in policy years 1-30 and .10% thereafter for policies issued on or after January 1, 2009.  For policies issued prior to January 1, 2009, TLIC currently deducts a mortality and expense risk charge equal to an annual rate of .67% of the cash value in the Subaccounts in policy years 1-30 and .10% thereafter. TLIC also deducts a monthly charge to compensate TLIC for the anticipated cost of paying the life insurance benefit that exceeds the cash value upon the insured's death.  This charge varies from policy to policy and month to month and is dependent upon a number of variables.  Also, on each policy anniversary during policy years 2-7, TLIC currently deducts .40% of the amount of any decrease in excess premium received in policy years 2-7 from the excess premium received in the first policy year and 1.5% of premium received up to target premium.  TLIC also currently deducts a monthly administrative fee equal to $5.00 in all policy years, up to a $10 maximum.  Charges to contract owner accounts are made directly through the reduction of  units.

6.	Income Taxes
Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

7.	Dividend Distributions
Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.  Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

104

Transamerica Life Insurance Company
Transamerica Corporate Separate Account Sixteen
Notes to Financial Statements
December 31, 2010

8.	Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
          a) Quoted prices for similar assets or liabilities in active markets
          b) Quoted prices for identical or similar assets or liabilities in non-active markets
          c)  Inputs other than quoted market prices that are observable
          d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events
The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

105

Financial Statements and Schedules – Statutory Basis

Transamerica Life Insurance Company
Years Ended December 31, 2010, 2009 and 2008

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2010, 2009 and 2008

Contents
Contents

Report of Independent Registered Public Accounting Firm              1

Audited Financial Statements

Balance Sheets – Statutory Basis                       3
Statements of Operations – Statutory Basis                   5
Statements of Changes in Capital and Surplus – Statutory Basis            7
Statements of Cash Flow – Statutory Basis                   10
Notes to Financial Statements – Statutory Basis                    12

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties         117
Supplementary Insurance Information                    118
Reinsurance                              119

Report of Independent Registered Public Accounting Firm

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also, as discussed in Notes 2 and 3 to the financial statements, at December 31, 2008 the Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes and its calculation of reserves related to synthetic guaranteed investment contracts.

/s/ Ernst & Young LLP
Des Moines, Iowa
April 8, 2011

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

	December 31
	2010	2009
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,573,081	$3,912,309
Bonds:
Affiliated entities	70,527	126,306
Unaffiliated	46,921,343	47,035,463
Preferred stocks:
Affiliated entities	7,162	7,632
Unaffiliated	123,925	152,661
Common stocks:
Affiliated entities (cost: 2010 - $666,018; 2009 - $681,297)	714,092	657,018
Unaffiliated (cost: 2010 - $307,132; 2009 - $360,043)	358,631	389,485
Mortgage loans on real estate	8,107,498	9,357,158
Real estate, at cost less accumulated depreciation (2010 - $55,396; 2009 - $52,214)
Home office properties	79,699	83,938
Investment properties	34,776	35,618
Properties held for sale	6,490	6,250
Policy loans	746,677	759,957
Receivables for securities	20,071	11,395
Securities lending reinvested collateral assets	3,956,880	—
Derivatives	107,125	105,704
Collateral balance	4,142	22,733
Other invested assets	2,460,490	2,590,207
Total cash and invested assets	65,292,609	65,253,834

Accrued investment income	542,992	567,326
Cash surrender value of life insurance policies	300,248	289,559
Premiums deferred and uncollected	223,886	280,202
Current federal income tax recoverable	222,917	288,946
Net deferred income tax asset	792,408	649,556
Reinsurance receivable	255,184	300,991
Receivable from parent, subsidiaries and affiliates	248,839	187,751
Accounts receivable	264,844	171,140
General agents pension fund	43,422	43,136
Reinsurance deposit receivable	146,715	137,437
Amounts incurred under modified coinsurance agreement	61,400	60,443
Goodwill	94,551	52,124
Other assets	25,709	27,654
Separate account assets	38,370,952	33,205,532
Total admitted assets	$106,886,676	$101,515,631

See accompanying notes

December 31
	2010	2009
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,035,676	$14,924,136
Annuity	17,990,509	19,080,480
Accident and health	3,418,734	3,317,854
Policy and contract claim reserves:
Life	306,384	325,407
Accident and health	210,969	194,930
Liability for deposit-type contracts	6,496,776	8,259,686
Other policyholders’ funds	20,473	21,006
Municipal reverse repurchase agreements	200,977	632,109
Remittances and items not allocated	417,545	507,629
Case level liability	7,415	13,236
Payable for derivative cash collateral	240,374	—
Asset valuation reserve	896,004	868,688
Interest maintenance reserve	1,045,860	203,669
Funds held under reinsurance treaties	13,184,805	14,073,538
Reinsurance in unauthorized reinsurers	7,055	11,969
Commissions and expense allowances payable on reinsurance assumed	62,485	61,500
Payable to affiliates	476,976	270,421
Payable for securities	4,366	68,822
Payable for securities lending	3,956,880	—
Transfers from separate accounts due or accrued (including $(547,780) and $(365,239) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2010 and 2009, respectively)	(512,837)	(474,775)
Amounts withheld or retained	169,393	169,294
Derivatives	221,171	357,733
Other liabilities	430,488	455,899
Separate account liabilities	38,300,074	33,145,575
Total liabilities	102,588,552	96,488,806

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2010 and 2009	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2010 and 2009; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2010 and 2009.	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2010 and 2009	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	554,923	295,260
Surplus notes	150,000	150,000
Paid-in surplus	3,117,153	3,113,948
Unassigned surplus	525,689	1,517,258
Total capital and surplus	4,298,124	5,026,825
Total liabilities and capital and surplus	$106,886,676	$101,515,631

See accompanying notes

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:			Restated
Premiums and other considerations, net of reinsurance:
Life	$1,523,920	$1,409,443	$2,111,417
Annuity	6,931,132	5,997,868	4,700,329
Accident and health	710,067	692,821	706,198
Net investment income	2,919,171	3,073,157	3,886,926
Amortization of interest maintenance reserve	3,906	(11,138)	29,315
Commissions and expense allowances on reinsurance ceded	892,482	844,831	(325,830)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	380,170	376,545	399,445
Reserve adjustment on reinsurance ceded	(351,287)	(479,868)	10,430,740
Consideration on reinsurance transaction	—	107	16,542
Income from administrative service agreement with affilate	51,177	40,040	44,122
Other income	85,480	92,279	16,005
	13,146,218	12,036,085	22,015,209
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,133,801	1,077,203	1,028,573
Accident and health benefits	496,368	436,567	492,379
Annuity benefits	1,084,962	1,304,213	1,597,820
Surrender benefits	6,208,241	4,979,209	7,773,476
Other benefits	215,848	142,045	742,343
Increase (decrease) in aggregate reserves for policies and contracts:
Life	51,172	(236,536)	19,920
Annuity	(1,017,181)	(4,337,005)	(3,440,891)
Accident and health	100,880	129,917	124,958
	8,274,091	3,495,613	8,338,578
Insurance expenses:
Commissions	1,440,391	1,315,400	1,445,898
General insurance expenses	764,037	636,705	683,967
Taxes, licenses and fees	72,666	102,602	147,885
Net transfers to separate accounts	1,664,131	2,009,163	800,973
Change in case level liability	(5,821)	(525)	(6,800)
Consideration paid on reinsurance transactions	—	3,476,850	11,319,684
Other expenses	722,360	400,113	292,871
	4,657,764	7,940,308	14,684,478
Total benefits and expenses	12,931,855	11,435,921	23,023,056
Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$214,363	$600,164	$(1,007,847)

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Dividends to policyholders	$10,074	$11,010	$12,165
Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	204,289	589,154	(1,020,012)
Federal income tax benefit	(270,228)	(104,942)	(32,376)
Gain (loss) from operations before net realized capital gains (losses) on investments	474,517	694,096	(987,636)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(56,838)	(700,521)	366,218
Net income (loss)	$417,679	$(6,425)	$(621,418)

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2008, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101
Net loss	—	—	—	—	—	—	—	(621,418)	(621,418)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(337,437)	(337,437)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset	—	—	—	—	—	—	—	(208,565)	(208,565)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(85,798)	(85,798)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	—	255,123	255,123
Change in surplus in separate accounts	—	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	—	380,358
Correction of interest on taxes								(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	—	507,239	—	507,239
Redemption of participating common stock	(1)	—	—	—	(1,681)	—	(1)	—	(1,683)
Participating shareholder activity	—	—	—	—	57	—	—	(57)	—
Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134
Cumulative effect of change in accounting principle	—	—	—	—	—	—	—	(9,707)	(9,707)
Net loss	—	—	—	—	—	—	—	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(381,912)	(381,912)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	—	11,139	11,139
Change in net deferred income tax asset	—	—	—	—	—	—	—	(169,940)	(169,940)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	34,966	34,966
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(31,058)	(31,058)
Change in asset valuation reserve	—	—	—	—	—	—	—	398,394	398,394
Change in surplus in separate accounts	—	—	—	—	—	—	—	13,315	13,315
Reinsurance transactions	—	—	—	—	—	—	—	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	—	—	(380,358)	—	—	—	—	(380,358)
Increase in admitted deferred tax asset to SSAP No. 10R	—	—	—	295,260	—	—	—	—	295,260
Corrections of errors	—	(573)	573,400	—	—	—	(572,827)	(898)	(898)
Dividends to stockholders	—	—	—	—	—	—	—	(10,031)	(10,031)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(214)	—	(214)
Dissolution of affiliate into the Company	—	—	—	—	—	—	—	23,938	23,938
Capital contribution	—	—	—	—	—	—	500,000	—	500,000
Redemption of participating common stock	(2)	—	—	—	(417)	—	(2)	—	(421)
Participating shareholder activity	—	—	—	—	39	—	—	(39)	—
Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$—	$150,000	$3,113,948	$1,517,258	$5,026,825

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Reinsurance transactions	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
Operating activities			Restated
Premiums collected, net of reinsurance	$9,222,197	$7,981,888	$7,620,124
Net investment income received	2,985,106	3,266,446	4,386,609
Miscellaneous income (expense)	569,910	(127,792)	914,930
Benefit and loss related payments	(9,022,576)	(8,847,466)	(11,345,127)
Net transfers to separate accounts	(1,709,930)	(1,776,576)	(238,756)
Commissions, expenses paid and aggregate write-ins for deductions	(2,756,812)	(5,957,821)	(3,225,421)
Dividends paid to policyholders	(10,559)	(11,386)	(13,295)
Federal and foreign income taxes recovered (paid)	(113,355)	391,699	(398,359)
Net cash used in operating activities	(836,019)	(5,081,008)	(2,299,295)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	24,609,623	16,975,896	19,888,559
Common stocks	167,903	141,360	131,682
Preferred stocks	143,250	100,705	439,153
Mortgage loans	1,270,379	1,682,140	1,146,455
Real estate and properties held for sale	1,316	24,100	49,453
Other invested assets	693,425	560,339	2,592,998
Receivable for securities	(66,950)	78,827	18,350
Miscellaneous proceeds	112,803	266,646	61,311
Total investment proceeds	26,931,749	19,830,013	24,327,961

Costs of investments acquired:
Bonds	(23,107,917)	(11,629,415)	(20,039,680)
Common stocks	(96,764)	(92,767)	(440,692)
Preferred stocks	(112,885)	(115,980)	(355,870)
Mortgage loans	(38,062)	(231,832)	(398,019)
Real estate and properties held for sale	(350)	(1,100)	(11,405)
Other invested assets	(4,437,589)	(296,564)	(1,819,475)
Payable for securities	—	—	(131,194)
Miscellaneous applications	(227,105)	(451,760)	(278,394)
Total cost of investments acquired	(28,020,672)	(12,819,418)	(23,474,729)
Net decrease (increase) in policy loans	13,279	(27,369)	(41,733)
Net cost of investments acquired	(28,007,393)	(12,846,787)	(23,516,462)
Net cash (used in) provided by investing activities	(1,075,644)	6,983,226	811,499

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2010	2009	2008
			Restated
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(1,839,672)	$(5,137,903)	$(735,535)
Funds held under reinsurance treaties with unauthorized reinsurers	(892,010)	1,942,945	4,819,583
Dividends paid to stockholders	(1,400,000)	(10,031)	(316,438)
Redemption of participating shareholders	—	(421)	(1,683)
Capital contribution received	—	500,000	507,239
Receivable from parent, subsidiaries and affiliates	(61,088)	29,728	64,157
Payable to parent, subsidiaries and affiliates	206,555	25,557	(96,126)
Payable for securities lending	3,956,880	—	—
Other cash provided (used)	(398,230)	1,301,648	(1,250,156)
Net cash provided by (used in) financing and miscellaneous activities	(427,565)	(1,348,477)	2,991,041

Net increase (decrease) in cash, cash equivalents and short-term investments	(2,339,228)	553,741	1,503,245

Cash, cash equivalents and short-term investments:
Beginning of year	3,912,309	3,358,568	1,855,323
End of year	$1,573,081	$3,912,309	$3,358,568

See accompanying notes.

                     Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)
December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON.  Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock.  All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421.  The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger.  As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company.  As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with SSAP No. 68, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company.  As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)
1. Organization and Summary of Significant Accounting Policies (continued)

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares.  In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger.  Specifically, AEGON received 18 shares of TIHI’s common shares.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages.  The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands.  Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value.  If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with the changes in fair value reported in income.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies:  Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received.  Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes:  Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill:  Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities:  Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet.  Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted.  Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill.  Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities.  The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment.  The carrying amount in Primus, which is carried at fair value, as of December 31, 2010 and 2009 was $28,657 and $17,027, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost net of encumbrances.  Real estate held for the production of income is reported at depreciated cost net of related obligations.  Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships.  The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from interest income when payment exceeds 90 days past due. At December 31, 2010 and 2009, the Company excluded investment income due and accrued of $314 and $2,924, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.  Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security.  Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract.  During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies.  At maturity, the principal amounts are again swapped at a pre-determined rate of exchange.  Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument.  For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.  If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products.  These forward agreements are marked to fair value based on the current forward rate on the financial statements thru unassigned surplus, and cash payments and/or receipts are recognized as realized gain or losses.

The Company issues products providing the customer a return based on various global equity market indices.  The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products.  Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.  Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.  The Company pays a single premium at the beginning of the contract.  These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements.  A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument. Caps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the hedged asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market.  Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing.  Forward-starting interest rate swaps are utilized to lock-in the current forward rate.  The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date.  These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period.  The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

In addition to utilizing forward starting swaps to mitigate the risk of future re-investment risk at lower yields, the Company also uses put options.  These put options are used when rates are below the Company’s target rate.  In these market environments, the Company will sell put options on the forward starting swaps of which they would like to enter into. The option period will be considered an income generation transaction.  Since the underlying is a derivative, the option will be marked to market with the offset through surplus and the premium received for the written option is deferred during the option period.  If the option is exercised, the premium will adjust the forward starting swap’s acquisition cost.  Once acquired, the forward starting swap will then be accounted for as outlined above.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment.  The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset.  The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.  Generally, a premium is received by the Company on a periodic basis and recognized in investment income.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.  The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury.  The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities.  Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date.  Any early terminations are recognized as capital gains or losses.  The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some credit default swaps linked to a collateralized debt obligation structure.  The Company was put into these swaps as a result of market events on a liquidity facility it had entered into.  The Company does not intend to enter similar transactions in this current form.  Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying collateralized debt obligation structure incurs losses greater than its supporting collateral.  The fee will be recorded in investment income.   These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder.  The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders.  The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.  The Company received variable contract premiums of $6,368,599, $4,279,394 and $4,182,626 in 2010, 2009 and 2008, respectively. In addition, the Company received $380,170,
$376,545 and $399,445 in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year.  For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.  These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products.  The prior method approximated the reserve using a spreadsheet-based balance roll forward.  The current method is a seriatim valuation using a software package capable of making these calculations.  The change in valuation process resulted in an increase in reserves in the amount of $3,053.  The change in reserves has been credited directly to unassigned surplus.

During 2010, the Company reported a decrease in reserves on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of SPGA products to a seriatim valuation.  In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010.  These changes resulted in an increase in reserves of $3,523.  The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus.  Related to this change was a corresponding decrease in the deferred premium asset of $2,388.  This amount was also charged directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC.  The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies.  This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been charged directly to unassigned surplus.

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis.  A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion.  During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements.  Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes.  The new method calculates the reserves directly (using Prophet) based on the current in force.  The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488.  The change in reserves has been credited directly to unassigned surplus.    A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies.  A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC.  Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees.  However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals.  These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index.  The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies.  Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2010 and 2009 was $25,247 and $23,029, respectively.

The Company incurred $12,350 and paid $10,131 of claim adjustment expenses during 2010, of which $6,838 of the paid amount was attributable to insured or covered events of prior years.  The Company incurred $11,227 and paid $10,397 of claim adjustment expenses during 2009, of which $6,727 of the paid amount was attributable to insured or covered events of prior years.  The Company did not increase or decrease the provision for insured events of prior years during 2010 or 2009.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.  Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. No stock options were issued during 2010 or 2009.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company's employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent.  In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  No benefit or expense relating to these plans was recorded by the Company for the year ended December 31, 2010.  The Company recorded a benefit of $214 and $14,618 for the years ended December 31, 2009 and 2008, respectively.  In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75 for the year ended December 31, 2008.  The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company's indirect parent.  In accordance with SSAP No. 13, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.  The Company recorded an accrued expense in the amount of $3,205 for the year ended December 31, 2010.  The Company did not record an accrued expense related to stock-based long-term incentive compensation for the years ended December 31, 2009 or 2008.

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet.  Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets).  A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending).  This change in accounting principle increased assets and liabilities by $3,956,880 with no impact to surplus.  See Note 10 for further details.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds).  A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370.  The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard.  This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements.  The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position.  See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment).  These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R.  Companies are to prospectively apply the clarified guidance effective January 1, 2011.  The Company is in the process of determining the impact of these changes.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R.  This statement establishes statutory accounting principles for investments in loan-backed and structured securities.  The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI).  If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value.  If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP.  Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows.  The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009.  This change in accounting principle reduced surplus by a net amount of $14,934 ($9,707 net of tax), which includes impairments of $40,973 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $26,039, which have been removed from the component of change in net unrealized gains/losses.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10, Income Taxes.  Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice.  At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R.  The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009.  As a result of this election, surplus increased by a cumulative effect of $554,923 and $295,260 at December 31, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 and 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI.  Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities.  The Company adopted SSAP No. 99 on January 1, 2009.  The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa.  The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties.  As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

At December 31, 2008, the Company received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.  The Company did not utilize this permitted practice during 2010 or 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts.  As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP.  There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2010	2009	2008
			Restated
Net income (loss), State of Iowa basis	$417,679	$(6,425)	$(621,418)
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—
Net income (loss), NAIC SAP	$417,679	$(6,425)	$(621,418)

Statutory surplus, State of Iowa basis	$4,298,124	$5,026,825	$4,840,134
State prescribed practice for secondary guarantee reinsurance	(2,926,627)	(2,593,154)	(2,349,638)
State permitted practice for valuation of wholly-owned foreign life subsidiary	19,656	(20,745)	(124,668)
State permitted practice for deferred tax asset	—	—	(380,358)
Statutory surplus, NAIC SAP	$1,391,153	$2,412,926	$1,985,470

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock.  On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400.  The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share.  At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock.  Due to the merger of LIICA and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation was issued 86,590 shares of Series B preferred stock.  Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares.  During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital.  There was no net surplus impact to the Company due to this correction.

The Company entered into an agreement with an affiliated entity in which certain mortgage loans and real estate were sold with an effective date of December 31, 2008.  The sales of these mortgage loans and real estate were not reflected in the December 31, 2008 financial statements.  As a result, the Company has reflected such sales in the December 31, 2009 financial statements and has identified the surplus impact of such corrections as a separate change in capital and surplus within the statement of operations for 2009.  Had these sales been appropriately recognized within the December 31, 2008 financials, the AVR balance would have been $6,275 lower and the sales would have increased the Company’s net loss by $7,173, for a net negative surplus impact of $898.

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years.  The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002.  This approval is still effective, however, as of December 31, 2009, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. The same method is utilized as of December 31, 2010.  Only one contract had a non-zero reserve. Contractually the liability is limited to $3,000, and this is the reserve held by the Company at December 31, 2010 and 2009.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral:  The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments.  The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services, and internal models.

Transamerica Life Insurance Company

Notes to Financial Statements– Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amount)

4. Fair Values of Financial Instruments (continued)

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Credit Default Swaps:  The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.  For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes:  Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$1,303,081	$1,303,081	$3,032,109	$3,032,109
Short-term notes receivable from affiliates	270,000	270,000	880,200	880,200
Bonds, other than affiliates	46,921,343	46,976,603	47,035,463	45,386,770
Preferred stocks, other than affiliates	123,925	121,878	152,661	144,696
Common stocks, other than affiliates	358,631	358,631	389,485	389,485
Mortgage loans on real estate, other than affiliates	8,027,115	8,325,341	9,275,690	8,935,978
Other invested assets	181,095	177,761	175,168	164,109
Floors, options and swaptions	1,462	1,462	3,661	3,111
FDAs	61	61	299	126
Interest rate caps	2	2	37	—
Interest rate swaps	93,365	738,331	92,254	541,568
Currency swaps	7,425	75,889	8,130	109,956
Credit default swaps	4,687	6,402	369	2,141
Foreign currency forward	123	123	954	954
Policy loans	746,677	746,677	759,957	759,957
Securities lending reinvested collateral	3,956,880	3,954,149	—	—
Receivable from parent, subsidiaries and affiliates	248,839	248,839	187,751	187,751
Separate account assets	38,370,952	38,370,952	33,205,532	33,205,532

Liabilities
Investment contract liabilities	19,741,412	20,176,069	23,563,017	23,599,026
Floors, options and swaptions	462	462	550	—
FDAs	7,990	7,990	5,237	5,064
Interest rate caps	1	—	37	—
Interest rate swaps	82,389	398,272	158,871	528,815
Currency swaps	118,187	138,305	187,912	219,697
Credit default swaps	11,988	10,000	5,047	5,179
Foreign currency forward	154	154	79	79
Payable to parent, subsidiaries and affiliates	476,976	476,976	270,421	270,421
Separate account annuity liabilities	30,301,261	30,299,758	24,918,494	24,912,008
Surplus notes	150,000	151,932	150,000	144,191

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

Level 1 -                 Unadjusted quoted prices for identical assets or liabilities in active markets                                                                                                                        accessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules.  Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class.  The 2009 schedules were not required to be restated.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$143,201	$59,357	$202,558
Hybrid securities	—	7,069	—	7,069
Total bonds	—	150,270	59,357	209,627
Preferred stock
Industrial and miscellaneous	—	—	1,236	1,236
Total preferred stock	—	—	1,236	1,236
Common stock
Mutual funds	40,951	68	—	41,019
Industrial and miscellaneous	90,568	160	226,884	317,612
Total common stock	131,518	228	226,884	358,631
Short-term investments
Government	—	65,069	—	65,069
Industrial and miscellaneous	—	768,270	—	768,270
Mutual funds	—	465,525	—	465,525
Sweep accounts	—	64,484	—	64,484
Total Short-term investments	—	1,363,348	—	1,363,348
Derivative assets	—	3,469	—	3,469
Separate account assets	31,597,665	5,398,091	793,212	37,788,968
Total assets	$31,729,183	$6,915,406	$1,080,689	$39,725,279
Liabilities:
Derivative liabilities	$—	$24,705	$4,600	$29,305
Separate account liabilities	7,302	5,405	—	12,707
Total liabilities	$7,302	$30,110	$4,600	$42,012

Bonds classified in Level 2 are valued using inputs from third party pricing services or corroborated broker quotes.  Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Common Stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as they can only be redeemed by the bank.  In addition, the Company owns some warrants that are valued using non-corroborated broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.  The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap.  The inputs are taken from market instruments to the extent that they exist.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2010
Bonds
RMBS	$19,291	$30,955	$5,802	$(21,711)	$14,201	$14,785	$51,719
Other	144,501	10,365	60,223	(7,297)	(1,407)	(78,301)	7,638
Preferred Stock	6,162	1,236	6,162	—	(36)	36	1,236
Common Stock	278,111	4,251	—	5,664	1,663	(62,805)	226,884
Other Long Term	32,660	—	—	130	27	(32,817)	—
Derivative Liabilities	—	—	—	—	—	(4,600)	(4,600)
Separate account assets	936,012	—	4,382	(102,331)	273	(36,360)	793,212
Total	$1,416,737	$46,807	$76,569	$(125,545)	$14,721	$(200,062)	$1,076,089

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.  Such changes were the result of a change in NAIC rating and impairment.  In addition, several securities were valued using third party vendor inputs at December 31, 2009 and changed at December 31, 2010 to being valued using non-corroborated broker quotes, thus causing the transfer into Level 3.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010.  Such changes were the result of a change in NAIC rating and impairment.  In addition, there were some securities that were valued using internal modeling at December 31, 2009.  Those securities were valued using third party vendor inputs at December 31, 2010.

Transfers in for preferred stock were the result of securities not carried at fair value as of December 31, 2009 subsequently changing to being carried at fair value as of December 31, 2010.  Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers out for preferred stock were attributable to securities being carried at fair value as of December 31, 2009, subsequently changing to being carried at amortized cost as of December 31, 2010. Such changes were the result of a change in the price source, change in NAIC rating and impairment.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009.  The valuation of those warrants changed at December 31, 2010 to using non-corroborated broker quotes.

Transfers out for separate account assets were attributable to bonds being valued using non-corroborated broker quotes at December 31, 2009, subsequently changing to being valued using third party vendor inputs at December 31, 2010.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$103,871	$7,503	$278,111	$389,485
Other invested assets	—	—	32,660	32,660
Short-term investments	—	3,064,145	—	3,064,145
Derivative assets	—	13,462	—	13,462
Separate account assets	22,215,160	9,313,341	936,012	32,464,513
Total assets	$22,319,031	$12,398,451	$1,246,783	$35,964,265
Liabilities:
Derivative liabilities	$—	$64,812	$—	$64,812
Total liabilities	$—	$64,812	$—	$64,812

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$295,552	$42,444	$—	$—	$337,996
Change in realized gains/losses included in net income	(6,155)	—	—	(80,693)	(86,848)
Change in unrealized gains/losses included in surplus	5,177	284	(27)	—	5,434
Net purchases (sales)	(28,878)	(42,728)	32,687	(229,258)	(268,177)
Net transfers in to Level 3	12,415	—	—	1,245,963	1,258,378
Balance at December 31, 2009	$278,111	$—	$32,660	$936,012	$1,246,783

Total gains/losses included in income attributable to instruments held at the reporting date	$(2,156)	$—	$—	$—	$(2,156)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets and liabilities at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The Company reported the following financial instruments at fair value on a non-recurring basis:

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$290,192	$—	$120,238	$169,954	$(104,050)
Derivative liabilities	26,899	—	26,899	—	—

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$3,160,171	$77,718	$4,518	$75,826	$3,157,545
State, municipal and other government	836,397	49,894	19,517	6,180	860,594
Hybrid securities	1,557,055	17,968	226,807	1,009	1,347,207
Industrial and miscellaneous	27,657,173	1,553,520	106,995	230,233	28,873,465
Mortgage and other asset-backed securities	13,710,547	296,594	1,227,663	41,686	12,737,792
	46,921,343	1,995,694	1,585,500	354,934	46,976,603
Unaffiliated preferred stocks	123,925	9,783	10,723	1,107	121,878
	$47,045,268	$2,005,477	$1,596,223	$356,041	$47,098,481

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$2,213,602	$46,272	$10,359	$57,837	$2,191,678
State, municipal and other government	864,106	58,075	36,447	6,506	879,228
Hybrid securities	1,777,764	15,566	322,069	421	1,470,840
Industrial and miscellaneous	27,005,598	1,585,453	377,181	61,228	28,152,642
Mortgage and other asset-backed securities	15,174,393	165,590	2,537,314	110,287	12,692,382
	47,035,463	1,870,956	3,283,370	236,279	45,386,770
Unaffiliated preferred stocks	152,661	13,428	13,976	7,417	144,696
	$47,188,124	$1,884,384	$3,297,346	$243,696	$45,531,466

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 784 and 1,417 securities with a carrying amount of $9,237,482 and $15,724,863 and an unrealized loss of $1,596,223 and $3,297,346 with an average price of 82.7 and 79.0 (fair value/amortized cost).  Of this portfolio, 67.8% and 73.4% were investment grade with associated unrealized losses of $750,760 and $1,964,692, respectively.

At December 31, 2010 and 2009, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,224 and 527 securities with a carrying amount of $10,099,730 and $5,312,143 and an unrealized loss of $356,041 and $243,696 with an average price of 96.5 and 95.4 (fair value/amortized cost).  Of this portfolio, 97.3% and 96.3% were investment grade with associated unrealized losses of $345,226 and $209,917, respectively.

At December 31, 2010 and 2009, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 5 securities with a cost of $15 and $35 and an unrealized loss of $9 and $17 with an average price of 38.2 and 52.5 (fair value/cost).

At December 31, 2010 and 2009, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 25 and 35 securities with a cost of $23,086 and $41,570 and an unrealized loss of $1,002 and $1,112 with an average price of 95.7 and 97.3 (fair value/cost).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010

Unaffiliated bonds:
United States Government and agencies	$237,897	$1,386,362	$1,624,259
State, municipal and other government	97,950	169,282	267,232
Hybrid securities	1,043,259	37,791	1,081,050
Industrial and miscellaneous	1,036,864	6,796,934	7,833,798
Mortgage and other asset-backed securities	5,180,283	1,342,227	6,522,510
	7,596,253	9,732,596	17,328,849
Unaffiliated preferred stocks	45,006	11,093	56,099
Unaffiliated common stocks	6	22,084	22,090
	$7,641,265	$9,765,773	$17,407,038

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$361,036	$952,444	$1,313,480
State, municipal and other government	170,904	121,643	292,547
Hybrid securities	1,297,347	15,671	1,313,018
Industrial and miscellaneous	3,594,291	2,417,578	6,011,869
Mortgage and other asset-backed securities	6,956,857	1,539,597	8,496,454
	12,380,435	5,046,933	17,427,368
Unaffiliated preferred stocks	47,082	21,515	68,597
Unaffiliated common stocks	18	40,458	40,476
	$12,427,535	$5,108,906	$17,536,441

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$957,586	$976,255
Due after one year through five years	9,687,493	10,172,757
Due after five years through ten years	9,031,523	9,436,666
Due after ten years	13,534,194	13,653,133
	33,210,796	34,238,811
Mortgage and other asset-backed securities	13,710,547	12,737,792
	$46,921,343	$46,976,603

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in  evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Banking

At December 31, 2010, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,622,486 and a carrying value of $1,880,648, resulting in a gross unrealized loss of $258,162.  The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening on deeply subordinated securities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

As a whole, the sub-sector has been volatile in 2010 as Sovereign debt crises in Greece and Ireland have reintroduced liquidity fears into the market and concern has grown that other peripheral European countries may need financial bail-out packages.  Subordinated securities, specifically, have become even more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the financial crisis.  Furthermore, new legislation introduced in Germany and Ireland gives those respective governments wide discretion to impose “burden sharing” on subordinated bondholders in order to quickly stabilize or wind-up troubled banks, and other countries will likely follow suit.  While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent, global legislation on capital and liquidity requirements is intended to reduce overall risk in the sector going forward.  Furthermore, Central Banks appear committed to providing liquidity to the market and as a result asset write-downs and credit losses have diminished substantially in all but the most troubled countries.  The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid.  The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2010.

Subprime Mortgages

At December 31, 2010, the Company’s asset-backed securities (ABS) subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $806,127 and a carrying value of $1,014,495, resulting in a gross unrealized loss of $208,368. The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes asset backed securities issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes asset backed securities issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly.  Model output is generated under base and several stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of  these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data while being adjusted for specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral.  Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows taking into account the seniority, and other terms of the tranches held.  If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The unrealized loss is primarily due to decreased liquidity, increased credit spreads in the market, slower prepayments and increased expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Commercial Mortgage-Backed Securities (CMBS)

At December 31, 2010, the Company’s CMBS portfolio had investments in an unrealized loss position which had a fair value of $1,671,381 and a carrying value of $1,893,326, resulting in a gross unrealized loss of $221,945.  CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, franchise loan, agencies, small loan and commercial real estate collateralized debt obligations (CDOs).

CMBS are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios by the Company’s internal CMBS asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities, a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 24 months, the commercial real estate market experienced a deterioration in property level fundamentals, which has led to an increase in CMBS loan-level delinquencies.  The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals.  Despite advancements in the availability of financing for commercial real estate, as evidenced by the gradual reopening of the CMBS markets, the lending market remains limited as lenders continue to be more conservative with underwriting standards.  Moreover, property transactions have increased but still remain low relative to historical standards. While liquidity has improved within the CMBS market, a broad re-pricing of risk has kept credit spreads across the subordinate CMBS tranches at wide levels. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2010, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $2,671,967, and a carrying value of $3,354,983, resulting in a gross unrealized loss of $683,016.  RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches.  The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, prime jumbo passthroughs, Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS.

All RMBS of the Company are monitored and reviewed on a monthly basis.  Detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed quarterly. Model output is generated under base and several stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments.

Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not a particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held. If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The pace of deterioration in the housing market began to stabilize in late 2009 and continued in 2010. Even with the stabilization, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class. In addition, a high percentage of the Company’s RMBS portfolio is comprised of floating rate securities, which has resulted in higher unrealized losses relative to fixed rate securities but not necessarily higher default losses.   As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406
Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406

OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	0
Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015
Aggregate total	$21,701	$1,274	$6	$20,421

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009
OTTI recognized 3rd quarter:
Intent to sell	$21,033	$—	$5,508	$15,525
Total 3rd quarter OTTI on loan-backed securities	21,033	—	5,508	15,525
OTTI recognized 4th quarter:
Intent to sell	179,064	—	66,154	112,910
Total 4th quarter OTTI on loan-backed securities	179,064	—	66,154	112,910
Aggregate total	$200,097	$—	$71,662	$128,435

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667
Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2009
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$320,333	$27,156	$293,177	$153,730
4th quarter present value of cash flows expected to be less than the amortized cost basis	622,868	89,717	533,151	253,458
Aggregate total	$943,201	$116,873	$826,328	$407,188

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following loan-backed and structured securities were held at December 31, 2010, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$788	$785	$3	$785	$625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	23,783	23,533	250	23,533	21,180	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	9,677	9,494	183	9,494	7,925	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,076	14,880	2,196	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
50177AAM1	9,810	2,378	7,432	2,378	1,242	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,847	3,887	11,847	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,387	289	3,387	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,137	10,952	1,185	10,952	8,530	1Q 2010
86365EAC1	5,116	4,616	500	4,616	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010
000759BP4	757	700	57	700	589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,317	888	429	888	319	2Q 2010
12668VAF6	8,391	8,231	160	8,231	4,535	2Q 2010
20173TAM7	7,151	5,554	1,597	5,554	1,032	2Q 2010
225470FJ7	9,025	8,578	447	8,578	8,170	2Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470U27	6,061	5,459	602	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,465	1,389	13,465	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
46629YAK5	4,361	1,232	3,129	1,232	795	2Q 2010
50177AAM1	2,227	1,477	750	1,477	1,291	2Q 2010
525170CG9	1,584	1,292	292	1,292	1,635	2Q 2010
525221HE0	11,184	6,764	4,420	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
059512AP8	1,912	1,732	180	1,732	744	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	24,540	24,439	101	24,439	24,121	3Q 2010
126685DZ6	5,919	5,603	316	5,603	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
20173TAM7	5,443	1,960	3,483	1,960	1,077	3Q 2010
225470FJ7	8,417	8,408	9	8,408	8,621	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
46631QAR3	7,471	2,341	5,130	2,341	2,436	3Q 2010
52108MDU4	2,938	295	2,643	295	432	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,714	22,571	1,143	22,571	11,123	3Q 2010
92911GAA7	1,688	1,015	673	1,015	1,121	3Q 2010
92922FZ27	23,995	23,693	302	23,693	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,787	1	1,787	1,619	4Q 2010	**
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010
52524YAA1	3,033	3,012	21	3,012	2,837	4Q 2010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010	**
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,938	7,602	1,336	7,602	5,504	4Q 2010
05953LAH2	626	432	194	432	273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	12,382	12,239	143	12,239	11,936	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,755	3,495	260	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,721	31,200	1,521	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,291	21,076	215	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92911CAA6	241	94	147	94	9	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	11,026	10,842	184	10,842	6,252	3Q 2009
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
059512AP8	6,545	2,207	4,338	2,207	745	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	10,842	10,455	387	10,455	6,985	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,468	44,726	742	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	28,792	27,581	1,211	27,581	24,737	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	10,116	10,075	41	10,075	7,421	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	233	218	15	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,782	3,505	277	3,505	2,574	4Q 2009

** Impairment amount was recorded as a part of the cumulative effect of adoption of amendments to SSAP No. 91R, which resulted in the cash collateral received from derivative counterparties and the related reinvestment of that cash collateral being reported on the Company’s balance sheet. These impairments were not reflected in the income statement in the current period.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$1,458,666	$46,087
The aggregate related fair value of securities with unrealized losses	5,640,930	1,393,078

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2009
The aggregate amount of unrealized losses	$2,777,510	$116,079
The aggregate related fair value of securities with unrealized losses	7,198,974	1,553,619

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2010	2009	2008
Income (loss):
Bonds	$2,476,783	$2,581,437	$2,993,763
Preferred stocks	10,296	10,395	118,882
Common stocks	36,266	8,444	46,168
Mortgage loans on real estate	534,467	609,836	690,904
Real estate	20,816	20,748	21,328
Policy loans	50,210	50,065	46,017
Cash, cash equivalents and short-term investments	11,008	38,804	85,494
Derivatives	(147,236)	(134,716)	(9,236)
Other invested assets	50,078	17,276	28,504
Other	14,525	9,242	32,637
Gross investment income	3,057,213	3,211,531	4,054,461
Less investment expenses	138,042	138,374	167,535
Net investment income	$2,919,171	$3,073,157	$3,886,926

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2010	2009	2008

Proceeds	$24,752,873	$17,076,601	$20,354,654

Gross realized gains	1,626,104	365,886	362,690
Gross realized losses	(142,953)	(394,368)	(440,705)
Net realized capital gains (losses)	$1,483,151	$(28,482)	$(78,015)

The Company had gross realized losses for the years ended December 31, 2010, 2009 and 2008 of $192,541, $618,554 and $367,432, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2010	2009	2008

Bonds	$1,290,685	$(612,760)	$(324,506)
Preferred stocks	(75)	6,697	(120,940)
Common stocks	2,949	(4,947)	(65,021)
Mortgage loans on real estate	(18,451)	(55,349)	(7,074)
Real estate	(235)	(1,051)	17,781
Cash, cash equivalents and short-term investments	12	80	(13,767)
Derivatives	(160,155)	(437,350)	54,650
Other invested assets	124,712	(8,392)	654,443
	1,239,442	(1,113,072)	195,566
Federal income tax effect	(450,184)	235,951	119,219
Transfer to interest maintenance reserve	(846,096)	176,600	51,433
Net realized capital gains (losses) on investments	$(56,838)	$(700,521)	$366,218

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2010 and 2009, the Company had recorded investments in restructured securities of $46,209 and $90,186, respectively. The capital gains (losses) taken as a direct result of restructures in 2010, 2009 and 2008 were $16,745, $(84,752) and $1,905, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2010	2009	2008

Bonds	$(53,819)	$16,818	$(226,573)
Preferred stocks	(35)	(46,613)	(22,844)
Common stocks	22,057	36,097	(28,697)
Affiliated entities	70,914	37,287	(7,222)
Mortgage loans on real estate	1,826	(8,024)	—
Cash, cash equivalents and short-term investments	—	284	—
Derivatives	113,051	(410,982)	382,983
Other invested assets	25,289	(211,719)	(900,944)
Change in unrealized capital gains (losses)	$179,283	$(586,852)	$(803,297)

The Company did not issue any new mortgage loans during 2010. During 2010, the Company reduced interest rates on mortgages by 3% for one loan in the amount of $1,986, by 2% for one loan in the amount of $1,269 and by 1% for two loans in the amount of $61,000. Mortgage loans with a carrying amount of $6 were non-income producing for the previous 180 days. Accrued interest of $1, $3 and $346 related to these mortgage loans was excluded from investment income at December 31, 2010, 2009 and 2008, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2010 there were no taxes, assessments and other amounts advanced not included in the mortgage loan total.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, the Company issued mortgage loans with interest rates of 6.65% for commercial loans and 7.00% for agricultural loans. During 2009, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2009 at the time of origination was 60%. At December 31, 2009, mortgage loans with a carrying value of $11 were non-income producing for the previous 180 days. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $16 for the year ended December 31, 2009.

At December 31, 2010 and 2009, respectively, the Company held $89,765 and $121,760 in impaired loans with related allowance for credit losses of $6,198 and $8,024. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2010 and 2009, respectively. The average recorded investment in impaired loans during 2010 and 2009 was $137,077 and $32,445, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2010	2009	2008

Balance at beginning of period	$8,024	$11,924	$—
Additions, net charged to operations	16,645	20,940	11,924
Recoveries in amounts previously charged off	(18,471)	(24,840)	—
Balance at end of period	$6,198	$8,024	$11,924

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2010, 2009 and 2008, respectively, the Company recognized $8,500, $1,993 and $1,374 of interest income on impaired loans. Interest income of $8,568, $509 and $1,570, respectively, was recognized on a cash basis for the years ended December 31, 2010, 2009 and 2008.

At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the AVR of $77,736 and $123,257, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2010	2009		2010	2009

South Atlantic	24%	23%	Office	31%	31%
Pacific	22	22	Apartment	21	21
Middle Atlantic	17	15	Retail	21	20
Mountain	13	15	Industrial	17	19
E. North Central	10	10	Other	5	5
W. North Central	6	5	Agricultural	3	3
W. South Central	4	5	Medical	2	1
E. South Central	2	3
New England	2	2

At December 31, 2010 and 2009, the Company had mortgage loans with a total net admitted asset value of $13,125 and $13,454, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. The Company did not have any mortgage loans which had been restructured in accordance with SSAP No. 36 at December 31, 2008. There were no realized losses during the years ended December 31, 2010, 2009 and 2008 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2010, 2009 or 2008.

 During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P., and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur. At December 31, 2009 and 2008, respectively, the Company recorded an impairment of $15,287 and $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, the Company recorded impairments of $40,688 and $10,030 for its investment in Real Estate Alternatives Portfolio 2, LLC and Real Estate Alternatives Portfolio 3, LLC, respectively.  The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

During 2009, the Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P. and an impairment of $5,133 for its investment in Harbour Group Investments III, L.P.  It was determined that the decline was other than temporary because the expected future proceeds is the current reflected fair value on each of the deals.

At December 31, 2010, the Company had ownership interests in sixty-two LIHTC Investments.  The remaining years of unexpired tax credits ranged from one to eleven. One property was the subject of a review by the South Dakota Housing Development Authority in which the Company is responding with corrective actions. The length of time remaining for holding periods ranged from one to sixteen years.  The amount of contingent equity commitments expected to be paid during the years 2011 to 2019 is $29,934.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2009, the Company had ownership interests in sixty-one LIHTC Investments.  The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years.  The amount of contingent equity commitments expected to be paid during the years 2010 to 2019 is $45,413.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

		December 31, 2010
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$5,135	$8,370
Low-Income Housing Tax Credits	MO	1,461	1,642
Total		$6,596	$10,012

		December 31, 2009
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,479	$8,370
Total		$4,479	$8,370

*The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities.   An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments.  The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.  The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities.  A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument.  A notional currency exchange occurs at the beginning and end of the contract.  During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency.  All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company invests in capped floating rate commercial mortgage loans and uses interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy.  Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract.  A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset.  Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame.  A premium is received by the Company on a periodic basis and recognized in investment income. The Company replicates hybrid fixed to floating treasuries by combining a US Treasury cash component with a forward starting swap which, in effect converts a fixed US Treasury into hybrid fixed to floating treasury.  The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities.  Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date.  At December 31, 2010 and 2009, the Company had replicated assets with a fair value of $1,422,102 and $475,424 and credit default swaps with a fair value of $29,383 and $1,377, respectively. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.  For the years ended December 31, 2009 and 2008, respectively, the Company recognized $3,088 and $306 in capital losses related to replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2010, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
3823, SWAP USD0.43/USD0, 023551L@1	12/20/2012	$2,000	$2
3936, SWAP USD0.49/USD0, 031162F@4	6/20/2013	15,000	86
3817, SWAP USD0.6/USD0, 872384A@1	12/20/2012	1,000	4
3815, SWAP USD0.6/USD0, 872384A@1	12/20/2012	3,000	12
3820, SWAP USD0.6/USD0, 872384A@1	12/20/2012	1,000	4
3937, SWAP USD0.85/USD0, 370334F@8	6/20/2013	15,000	219
3938, SWAP USD1.52/USD0, 88732JA@7	6/20/2013	12,000	303
3066, SWAP USD0.41/USD0, 459200F#3	4/15/2041	40,000	285
3818, SWAP USD0.6/USD0, 872384A*3	1/15/2021	1,000	4
3247, SWAP USD0.37/USD0, 12189TA*5	10/15/2014	13,000	33
3249, SWAP USD0.39/USD0, 539830C#4	10/15/2014	17,000	57
3251, SWAP USD0.38/USD0, 666807B#8	10/15/2014	13,000	28
3725, SWAP USD1.261/USD0, 969457E#3	6/15/2019	5,000	(13)
3725, SWAP USD1.261/USD0, 969457E#3	6/15/2019	20,000	(51)
4199, SWAP USD1/USD0, BAE3BZ$01	2/15/2040	20,000	140
4201, SWAP USD1/USD0, 36962G$01	11/15/2018	10,000	(152)
4200, SWAP USD1/USD0, 59156R$01	8/15/2040	10,000	(279)
4203, SWAP USD1/USD0, 38141G$01	5/15/2038	10,000	(93)
4208, SWAP USD1/USD0, 36962G$02	8/15/2040	10,000	(152)
4208, SWAP USD1/USD0, 36962G$02	8/15/2040	10,000	(152)
4233, SWAP USD1/USD0, BAE3BZ$03	5/15/2040	20,000	140
4234, SWAP USD1/USD0, 025816$01	5/15/2040	20,000	215
4235, SWAP USD1/USD0, 36962G$03	5/15/2040	20,000	(304)
4236, SWAP USD1/USD0, 14040E$01	5/15/2040	20,000	186
4237, SWAP USD1/USD0, BAE3BZ$04	5/15/2040	7,500	52
4237, SWAP USD1/USD0, BAE3BZ$04	5/15/2040	12,500	87
4238, SWAP USD1/USD0, 00817Y$01	5/15/2040	7,500	155

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4238, SWAP USD1/USD0, 00817Y$01	5/15/2040	$12,500	$259
4239, SWAP USD1/USD0, 91324P$01	2/15/2040	20,000	49
4240, SWAP USD1/USD0, BAE3BZ$05	2/15/2040	20,000	140
4241, SWAP USD1/USD0, 14040E$02	2/15/2040	12,500	116
4241, SWAP USD1/USD0, 14040E$02	2/15/2040	7,500	70
4244, SWAP USD1/USD0, BAE3BZ$06	8/15/2040	20,000	140
4248, SWAP USD1/USD0, BAE3BZ$07	5/15/2030	20,000	140
4250, SWAP USD1/USD0, 02209S$01	11/15/2028	20,000	77
4251, SWAP USD1/USD0, 02209S$02	11/15/2039	9,722	37
4251, SWAP USD1/USD0, 02209S$02	11/15/2039	10,278	40
4252, SWAP USD1/USD0, 29273R$01	11/15/2039	10,000	(150)
4253, SWAP USD1/USD0, 460146$01	11/15/2027	20,000	(163)
4254, SWAP USD1/USD0, 59156R$02	2/15/2040	20,000	(558)
4255, SWAP USD1/USD0, 025816$02	11/15/2039	20,000	215
4256, SWAP USD1/USD0, 02209S$03	5/15/2040	20,000	77
4257, SWAP USD1/USD0, 878742$01	2/15/2040	20,000	(96)
4258, SWAP USD1/USD0, 828807$01	11/15/2039	6,667	16
4258, SWAP USD1/USD0, 828807$01	11/15/2039	13,333	32
4267, SWAP USD1/USD0, 29273R$02	11/15/2039	6,667	(100)
4267, SWAP USD1/USD0, 29273R$02	11/15/2039	13,333	(200)
4268, SWAP USD1/USD0, 14040E$03	8/15/2025	20,000	186
4261, SWAP USD1/USD0, 35671D$01	5/15/2030	20,000	(85)
4262, SWAP USD1/USD0, 59156R$03	11/15/2026	20,000	(558)
4263, SWAP USD1/USD0, 149123$01	8/15/2025	20,000	287
4264, SWAP USD1/USD0, 585055$01	11/15/2026	20,000	418
4265, SWAP USD1/USD0, 00817Y$02	8/15/2040	20,000	414
4266, SWAP USD1/USD0, 91324P$02	2/15/2040	3,529	13
4266, SWAP USD1/USD0, 91324P$02	2/15/2040	16,471	62
4269, SWAP USD1/USD0, 549271$01	5/15/2030	20,000	(162)
4270, SWAP USD1/USD0, 097023$01	8/15/2040	20,000	337
4271, SWAP USD1/USD0, 585055$02	2/15/2040	8,889	186
4271, SWAP USD1/USD0, 585055$02	2/15/2040	11,111	232
4272, SWAP USD1/USD0, 670346$01	2/15/2040	20,000	207
4273, SWAP USD1/USD0, 61166W$01	11/15/2039	20,000	443
4278, SWAP USD1/USD0, 38141G$03	5/15/2040	8,095	(89)
4278, SWAP USD1/USD0, 38141G$03	5/15/2040	11,905	(131)
		$898,000	$2,722

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company issues products providing the customer a return based on various global equity market indices.  The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements.  The Company did not recognize any income from options contracts for the year ended December 31, 2010.  The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009.  The Company did not recognize any income from options contracts for the year ended December 31, 2008.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market.  Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing.  Forward-starting interest rate swaps are utilized to lock-in the current forward rate.  When rates are below the Company’s target rate, the Company will sell put options on the forward starting swaps of which they would like to enter into. The option will be considered an income generation transaction.  Since the underlying is a derivative, the option will be marked to market with the offset through surplus and the premium received for the written option will be deferred during the option period. If the option is exercised, the premium will adjust the forward starting swap’s acquisition cost. The forward starting swap will be then accounted for as follows. The accrual of income begins at the forward date, rather than at the inception date.  These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements.  Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period.  The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.  At December 31, 2010, the Company had written options with a fair value of $(462) and average fair value for the year of $(425).  The Company had no realized gains or losses for the year ended December 31, 2010 related to these options.

The Company holds some credit default swaps linked to a collateralized debt obligation structure.  The Company was put into these swaps as a result of market events on a liquidity facility it had entered and does not intend to enter similar transactions in this current form.  Under this transaction the Company receives a fee in exchange for providing credit protection if the underlying CDO structure incurs losses greater than its supporting collateral.  The fee will be recorded in investment income.   These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2010, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(4,600) and average fair value for the year of $(4,600).

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of 'A' or better.  At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $822,271 and $656,501, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty.  If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2010 and 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $555,186 and $757,479, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 22 years.  The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps.  If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus.  At December 31, 2010 and 2009, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.  As of December 31, 2010, the Company has accumulated deferred gains in the amount of $89,357 related to the termination of forecasted transactions.  It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2010 and 2009, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2010	2009

Interest rate and currency swaps:
Receive floating - pay floating	$2,038,837	$2,129,869
Receive fixed - pay floating	12,288,402	10,548,640
Receive floating - pay fixed	4,848,678	5,856,796
Receive fixed - pay fixed	129,098	236,005
Interest rate cap agreements	10,250	1,605,000
Interest rate floor agreements	—	64,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(120,396), $(180,328) and $119,833 for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2010
Short	(1,190)	S&P 500 March 2011 Futures	$(366,683)	$(372,767)
Long	4,950	US Ultra Bond March 2011 Futures	646,816	629,095

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009
1,074	S&P 500 March 2010 Futures	$297,468	$298,223

For the years ended December 31, 2010 and 2009, the Company has recorded $(22,972) and $(73,133), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains and losses during 2010 and 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2010 and 2009, investments with an aggregate carrying value of $44,885,204 and $44,519,346, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2010	2009	2008

Direct premiums	$10,763,441	$12,709,931	$13,309,443
Reinsurance assumed - non affiliates	1,652,588	1,612,150	1,515,095
Reinsurance assumed - affiliates	427,231	196,638	296,438
Reinsurance ceded - non affiliates	(1,042,739)	(1,130,902)	(1,101,435)
Reinsurance ceded - affiliates	(2,635,402)	(5,287,685)	(6,501,597)
Net premiums earned	$9,165,119	$8,100,132	$7,517,944

The Company received reinsurance recoveries in the amount of $2,580,994, $2,360,201 and $2,166,604 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $429,355 and $464,122, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $38,345,117 and $37,294,459, respectively.

The net amount of the reduction in surplus at December 31, 2010 and 2009, if all reinsurance agreements were cancelled, is $18,827 and $28,937, respectively.

At December 31, 2010, the Company did not enter into any new reinsurance agreements in which a reserve credit was taken. At December 31, 2009, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $3,383,308.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective December 31, 2010, the Company entered into a reinsurance agreement with Western Reserve Life Assurance Co. of Ohio (WRL), an affiliate, to assume on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis.  Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets.  The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

Effective June 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded group annuity policies to Transamerica Financial Life Insurance Company (TFLIC), an affiliate.  Reserves of $68,683 were ceded and assets in the amount of $92,931 were transferred.  This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

Effective April 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed term life policies from TFLIC.  Life and claim reserves of $38,023 and $7,558, respectively, and other assets of $5,538 were assumed by the Company.  The Company received consideration of $5,106.  This transaction resulted in a net pre-tax loss to the Company of $34,936, which has been reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic.  The goodwill will be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years.  Amortization of goodwill for the year was $899.

Effective December 31, 2008, the Company ceded certain term life business to Transamerica Pacific Life Insurance Company (TPIC, formally known as CGC Life Insurance Company (CGC)), an affiliate, on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $483,198 ($314,079 net of tax) resulting from this transaction was credited directly to unassigned surplus.  During the first quarter of 2010 and during 2009, the Company amortized $10,721 and $17,577, respectively, on a pre-tax basis ($6,969 and $11,425, respectively, after-tax) of this gain back into earnings.  Effective April 1, 2010, the Company recaptured these term life insurance policies from TPIC.  Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations.  With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to TPIC was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance policies to MLIC, an affiliate, on a coinsurance basis.  The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net pre-tax gain of $462,821 ($300,833 net of tax), which was deferred directly into unassigned surplus.  During 2010, the Company has amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company assumed term life policies from TFLIC.  Life and claim reserves of $18,822 and $446, respectively, were assumed, and the Company received consideration of $791.  This transaction resulted in a net pre-tax loss to the Company of $18,477, which has been reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic.  The goodwill will be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years.  Amortization of the goodwill for the year was $1,752.

Effective January 1, 2010, the Company entered into an assumption reinsurance agreement in which the Company ceded accident and health policies to TFLIC.  Claim reserves of $2,357 and other liabilities of $9,761 were ceded by the Company, with $12,118 consideration paid, having no impact on the Company’s net income.

Effective July 1, 2009, and concurrent with the merger of CGC into TPIC, the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate.  As a result, a pre-tax loss of $129,005 was included in the statement of operations.  The remaining unamortized gain on a pre-tax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement.  The pre-tax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pre-tax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance funds withheld treaty to a straight coinsurance treaty.  Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount.  There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with MLIC, an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans.  The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331.  In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pre-tax gain of $29,146 on the transaction, which was credited directly to unassigned surplus.  During 2010 and 2009, the Company amortized $3,765 and $1,895, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net liabilities associated with certain of the Company's deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564.  In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI.  The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174.  As a result, a pre-tax loss of $896,218 was included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC.  The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892.  The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.  During 2010, the Company amortized $34,739 ($22,580 after-tax) into earnings with a corresponding charge to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company's variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 on a pre-tax basis ($2,478 on a net of tax basis) into earnings for 2008, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603, recorded net assets of $5,036 and recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earnings in the amount of $221.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGC. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus.  During 2009, the Company amortized $11,425 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGC on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively, were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction.  The Company amortized $1,019 and $1,201 of the liability in 2010 and 2009, respectively.

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company entered into an assumption reinsurance agreement with CPLIC, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350
Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $1,406, $2,466 and $1,410 on a net of tax basis into earnings during 2010, 2009 and 2008, respectively, with a corresponding charge to unassigned surplus.

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $23,577, $20,240 and $109,704, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the  business issued from TOLIC’s branch in Hong Kong.  TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore.  The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet.  As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.  Goodwill in the amount of $8,335, $8,642 and $8,954 was amortized during 2010, 2009 and 2008, respectively, related to this transaction.  TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010, 2009 and 2008.

The Company reports a reinsurance deposit receivable of $146,715 and $137,437 as of December 31, 2010 and 2009, respectively.  In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993.  Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit.  The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2010, 2009 and 2008, the Company obtained letters of credit of $804,032, $727,996 and $716,918, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,092,703	$450,875	$1,543,578
Statutory Valuation Allowance Adjustment	—	—	—
Adjusted Gross Deferred Tax Assets	1,092,703	450,875	1,543,578
Deferred Tax Liabilities	340,498	153,083	493,581
Subtotal (Net Deferred Tax Assets)	752,205	297,792	1,049,997
Deferred Tax Assets Nonadmitted	257,589	—	257,589
Net Admitted Deferred Tax Assets	$494,616	$297,792	$792,408

	December 31, 2009
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,162,628	$636,817	$1,799,445
Statutory Valuation Allowance Adjustment	—	(81,188)	(81,188)
Adjusted Gross Deferred Tax Assets	1,162,628	555,629	1,718,257
Deferred Tax Liabilities	184,653	339,404	524,057
Subtotal (Net Deferred Tax Assets)	977,975	216,225	1,194,200
Deferred Tax Assets Nonadmitted	535,652	8,992	544,644
Net Admitted Deferred Tax Assets	$442,323	$207,233	$649,556

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(69,925)	$(185,942)	$(255,867)
Statutory Valuation Allowance Adjustment	—	81,188	81,188
Adjusted Gross Deferred Tax Assets	(69,925)	(104,754)	(174,679)
Deferred Tax Liabilities	155,845	(186,321)	(30,476)
Subtotal (Net Deferred Tax Assets)	(225,770)	81,567	(144,203)
Deferred Tax Assets Nonadmitted	(278,063)	(8,992)	(287,055)
Net Admitted Deferred Tax Assets	$52,293	$90,559	$142,852

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2010	2009	Change
Ordinary
Discounting of unpaid losses	$2,515	$—	$2,515
Policyholder reserves	300,047	286,552	13,495
Investments	71,214	30,231	40,983
Deferred acquisition costs	578,542	590,614	(12,072)
Compensation and benefits accrual	28,548	31,513	(2,965)
Receivables - nonadmitted	26,307	30,149	(3,842)
Tax credit carry-forward	—	112,480	(112,480)
Corporate Provision	44,634	25,163	19,471
Other (including items <5% of ordinary tax assets)	40,896	55,926	(15,030)
Subtotal	1,092,703	1,162,628	(69,925)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	257,589	535,651	(278,062)
Admitted ordinary deferred tax assets	835,114	626,977	208,137

Capital:
Investments	450,875	636,816	(185,941)
Other (including items <5% of total total capital tax assets)	—	—	—
Subtotal	450,875	636,816	(185,941)

Statutory valuation allowance adjustment	—	81,188	(81,188)
Nonadmitted	—	8,992	(8,992)
Admitted capital deferred tax assets	450,875	546,636	(95,761)
Admitted deferred tax assets	$1,285,989	$1,173,613	$112,376

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2010	2009	Change
Deferred Tax Liabilities:
Ordinary
Investments	$118,738	$126,913	$(8,175)
§807(f) adjustment	71,810	46,221	25,589
Separate account adjustments	—	—	—
Other (including items <5% of total ordinary tax liabilities)	10,171	11,519	(1,348)
Subtotal	200,719	184,653	16,066
Capital
Investments	278,967	339,404	(60,437)
Separate account adjustments	—	—	—
Other (including items <5% of total capital tax liabilities)	13,895	—	13,895
Subtotal	292,862	339,404	(46,542)
Deferred tax liabilities	493,581	524,057	(30,476)
Net deferred tax assets/liabilities	$792,408	$649,556	$142,852

The Company did not report a valuation allowance for deferred income taxes as of December 31, 2010. The valuation allowance for deferred tax assets as of December 31, 2009 was $81,188. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$140,068	$95,031	$235,099
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and 10.b.ii. below)	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.i.	—	2,386	2,386
SSAP No. 10R, Paragraph 10.b.ii.	—	457,414	457,414
SSAP No. 10R, Paragraph 10.c.	200,719	292,862	493,581
Total	$340,787	$390,279	$731,066

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$52,010	$196,472	$248,482
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.a.	442,606	101,320	543,926
SSAP No. 10R, Paragraph 10.e.ii.b.	558,314	127,807	686,121
SSAP No. 10R, Paragraph 10.e.iii.	340,498	153,083	493,581
Total	$835,114	$450,875	$1,285,989

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	December 31, 2009
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$70,812	$6,281	$77,093
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	166,410	110,793	277,203
SSAP No. 10R, Paragraph 10.b.i.	166,410	110,793	277,203
SSAP No. 10R, Paragraph 10.b.ii.	229,106	152,536	381,642
SSAP No. 10R, Paragraph 10.c.	184,653	339,404	524,057
Total	$421,875	$456,478	$878,353

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$70,812	$6,281	$77,093
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.ii.a.	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.ii.b.	371,512	200,951	572,463
SSAP No. 10R, Paragraph 10.e.iii.	184,653	339,404	524,057
Total	$626,977	$546,636	$1,173,613

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

		Change
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b.,and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$69,256	$88,750	$158,006
SSAP No. 10R, Paragraph 10.b. (the lesser of paragraph 10.b.i. and 10.b.ii. below)	(166,410)	(108,407)	(274,817)
SSAP No. 10R, Paragraph 10.b.i.	(166,410)	(108,407)	(274,817)
SSAP No. 10R, Paragraph 10.b.ii.	(229,106)	304,878	75,772
SSAP No. 10R, Paragraph 10.c.	16,066	(46,542)	(30,476)
Total	$(81,088)	$(66,199)	$(147,287)

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$(18,802)	$190,191	$171,389
SSAP No. 10R, Paragraph 10.e.ii. (the lesser of paragraph 10.e.ii.a and 10.e.ii.b. below)	71,094	(99,631)	(28,537)
SSAP No. 10R, Paragraph 10.e.ii.a.	71,094	(99,631)	(28,537)
SSAP No. 10R, Paragraph 10.e.ii.b.	186,802	(73,144)	113,658
SSAP No. 10R, Paragraph 10.e.iii.	155,845	(186,321)	(30,476)
Total	$208,137	$(95,761)	$112,376

●	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
●	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
●	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
●	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
●
10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

●
10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

●	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
●	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
●	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$494,327	$60,596	$554,923

	December 31, 2009
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$205,102	$90,158	$295,260

		Change
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$289,225	$(29,562)	$259,663

Used in SSAP No. 10R, paragraph 10.d.:
	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	4,667,170
Authorized Control Level	XXX	XXX	636,411

	December 31, 2009
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	5,600,252
Authorized Control Level	XXX	XXX	678,529

	Change
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	(933,082)
Authorized Control Level	XXX	XXX	(42,118)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$340,787	$390,279	$731,066
Admitted Assets	XXX	XXX	106,331,752
Adjusted Statutory Surplus*	XXX	XXX	3,743,200
Total Adjusted Capital from DTAs	XXX	XXX	4,667,170

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$494,327	$60,596	$554,923
Admitted Assets	494,327	60,596	554,923
Statutory Surplus	494,327	60,596	554,923

	December 31, 2009
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$421,875	$456,478	$878,353
Admitted Assets	XXX	XXX	101,159,928
Adjusted Statutory Surplus*	XXX	XXX	4,731,565
Total Adjusted Capital from DTAs	XXX	XXX	5,600,252

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$205,102	$90,158	$295,260
Admitted Assets	205,102	90,158	295,260
Statutory Surplus	205,102	90,158	295,260

		Change
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$(81,088)	$(66,199)	$(147,287)
Admitted Assets	XXX	XXX	5,171,824
Adjusted Statutory Surplus*	XXX	XXX	(988,365)
Total Adjusted Capital from DTAs	XXX	XXX	(933,082)

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$289,225	$(29,562)	$259,663
Admitted Assets	289,225	(29,562)	259,663
Statutory Surplus	289,225	(29,562)	259,663

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	7%	7%	14%
Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	14%	13%	27%

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2010	2009	Change
Current Income Tax

Federal	$(268,109)	$(104,925)	$(163,184)
Foreign	(2,119)	(17)	(2,102)
Subtotal	(270,228)	(104,942)	(165,286)
Federal income tax on net capital gains	450,184	(235,951)	686,135
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$179,956	$(340,893)	$520,849

Transamerica Life Insurance Company
Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2010	2009	2008

Current income taxes incurred	$179,956	$(340,893)	$(151,595)

Change in deferred income taxes	126,689	251,128	208,565
(without tax on unrealized gains and losses)
Total income tax reported	$306,645	$(89,765)	$56,970

Income before taxes	$1,443,732	$(523,918)	$(824,446)
	35.00%	35.00%	35.00%
Expected income tax expense (benefit) at 35% statutory rate	$505,306	$(183,371)	$(288,556)

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(27,413)	(23,617)	(19,749)
Tax credits	(57,815)	(61,814)	(82,095)
Tax-exempt income	(90)	(605)	(681)
Tax adjustment for IMR	(1,513)	(1,213)	(10,260)
Surplus adjustment for in-force ceded	(22,522)	25,009	336,881
Nondeductible expenses	3,213	3,626	2,717
Deferred tax benefit on other items in surplus	35,989	14,424	134,480
Provision to return	(5,730)	(25,350)	(2,188)
Life-owned life insurance	(3,741)	(4,051)	(3,955)
Dividends from certain foreign corporations	374	448	805
Statutory valuation allowance	(81,188)	81,188	—
Prior period adjustment	(57,775)	68,049	5,799
Intercompany dividends	(11,620)	(256)	—
Pretax income of Single Member Limited Liability Companies (SMLLC’s)	32,281	16,027	—
Partnership permanent adjustment	2,402	2,526	—
Other	(3,513)	(785)	(16,228)
Total income tax reported	$306,645	$(89,765)	$56,970

Transamerica Life Insurance Company
Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

As of December 31, 2010, the Company has no tax credit carryforwards.  The Company had tax credit carryforwards at December 31, 2009 of $112,480.  As of December 31, 2010 and 2009, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $248,482 and $146 during 2010 and 2008, respectively, which will be available for recoupment in the event of future net losses.  The Company did not incur income taxes during 2009 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $44,265 and $73,038, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $44,265.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $12,048, $5,088 and $4,111, respectively.  The total interest payable balance as of December 31, 2010 and 2009 is $9,830 and $21,878, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.  An examination is currently underway for the years 2007 and 2008.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% and 0.07% of ordinary life insurance in force at December 31, 2010 and 2009, respectively.

For the years ended December 31, 2010, 2009 and 2008, premiums for life participating policies were $18,274, $21,721 and $18,433, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $10,074, $11,010 and $12,165 to policyholders during 2010, 2009 and 2008, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31		December 31
	2010		2009
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With fair value adjustment	$2,074,251	3%	$2,362,527	3%
At book value less surrender charge of 5% or more	11,051,155	15	12,077,452	17
At fair value	30,171,132	41	24,823,739	35
Total with adjustment or at fair value	43,296,538	59	39,263,718	55
At book value without adjustment (with minimal or no charges or adjustments)	13,913,541	19	13,767,281	19
Not subject to discretionary withdrawal	16,081,041	22	18,345,290	26
Total annuity reserves and deposit fund liabilities - before reinsurance	73,291,120	100%	71,376,289	100%
Less reinsurance ceded	18,062,445		18,657,485
Net annuity reserves and deposit fund liabilities	$55,228,675		$52,718,804

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2010 and 2009 are $413,274 and $468,917, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2010, the contractual maturities were as follows:

Year	Amount
2011	$125,606
2012	54,233
2013	—
2014	233,434
2015	—
Thereafter	—

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,896,737 and $2,702,888 at December 31, 2010 and 2009, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789
Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$80,801	$—	$—	$80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989
Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849
Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$—	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	—	564,835	—	—	564,835
Total as of December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$76,570	$—	$—	$76,570
At fair value	—	—	—	30,630,714	30,630,714
At book value without fair value adjustment and with current surrender charge of less than 5%	—	488,265	—	—	488,265
Subtotal	—	564,835	—	30,630,714	31,195,549
Not subject to discretionary withdrawal	—	23,701	43,846	—	67,547
Total separate account liabilities at December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144
Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without fair value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411
Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384
Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2010	2009	2008
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$6,369,429	$4,414,472	$4,199,455
Transfers from separate accounts	(4,622,672)	(2,297,193)	(3,658,761)
Net transfers to separate accounts	1,746,757	2,117,279	540,694
Miscellaneous reconciling adjustments	(82,626)	(270)	(11,259)
Net transfers as reported in the statement of operations of the life, accident and health annual statement	$1,664,131	$2,117,009	$529,435

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $38,370,952 and $33,205,532, respectively. The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Legally
Insulated
Product	Assets
Group annuities	$12,233,633
Variable annuities	18,848,339
Fixed universal life	555,267
Variable universal life	6,472,224
Variable life	173,383
Modified separate accounts	88,106
Total separate account assets	$38,370,952

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Some separate account liabilities are guaranteed by the general account.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $1,954,169.  To compensate the general account for the risk taken, the separate account paid risk charges of $107,662 to the general account in 2010.  As of December 31, 2010, the general account of the Company had paid $76,405 toward separate account guarantees.

The Company reported guaranteed separate account assets at amortized cost in the amount of $68,840 based upon the prescribed practice granted by the State of Iowa as described in Note 2.  These assets had a fair value of $71,653 at December 31, 2010, which would have resulted in an unrealized gain of $2,813 had these assets been reported at fair value.

The Company reported additional separate account assets at amortized cost in the amount of $505,926 due to a practice prescribed by the State of Iowa, as discussed in Note 2.  These assets had a fair value of $528,910 at December 31, 2010, which would have resulted in an unrealized gain of $22,984 had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981.  Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2010
Minimum guaranteed death benefit	$9,490,182	$1,177,396	$864,478
Minimum guaranteed income benefit	5,577,295	849,211	800,705
Guaranteed premium accumulation fund	136,292	10,717	—
Minimum guaranteed withdrawal benefit	9,433,267	960	960

December 31, 2009
Minimum guaranteed death benefit	$9,406,064	$1,253,807	$918,570
Minimum guaranteed income benefit	5,504,688	892,435	830,185
Guaranteed premium accumulation fund	63,644	8,388	—
Minimum guaranteed withdrawal benefit	6,431,653	56,028	40,560

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$14,252	$479	$13,773
Ordinary renewal business	482,857	7,405	475,452
Group life direct business	9,163	2,132	7,031
Credit life business	(8,524)	—	(8,524)
Reinsurance ceded	(288,150)	—	(288,150)
	209,598	10,016	199,582
Accident and health	24,304	—	24,304
	$233,902	$10,016	$223,886

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$12,260	$325	$11,935
Ordinary renewal business	528,884	12,610	516,274
Group life direct business	15,896	2,309	13,587
Credit life business	(12,865)	—	(12,865)
Reinsurance ceded	(264,249)	—	(264,249)
	279,926	15,244	264,682
Accident and health	15,520	—	15,520
	$295,446	$15,244	$280,202

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2010 and 2009, the Company had insurance in force aggregating $465,525,557 and $361,829,973, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $907,228 and $675,762 to cover these deficiencies at December 31, 2010 and 2009, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2011, without the prior approval of insurance regulatory authorities, is $474,517.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders.  At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding.  Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws.  At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378.  Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI on December 23, 2010.  The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 23, 2010.

The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC.  Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON.  Net impact to gross paid-in and contributed surplus for the Company was $16,438.  The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008.  Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2010 and 2009 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2010	$150,000	$9,000	$72,000	$2,250
2009	150,000	6,750	63,000	2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

At December 31, 2010 and 2009, respectively, securities in the amount of $3,841,442 and $827,408 were on loan under securities lending agreements as a part of this program. At December 31, 2010, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $3,954,149 and $836,069 at December 31, 2010 and 2009, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$3,956,579
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—
Total	3,956,579

Securities received	—
Total collateral received	$3,956,579

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$281,436	$281,436
30 days or less	2,534,617	2,534,617
31 to 60 days	728,905	728,905
61 to 90 days	267,667	267,667
91 to 120 days	22,448	22,217
121 to 180 days	40,525	40,450
181 to 365 days	21,038	21,064
1 to 2 years	15,915	15,552
Greater than 3 years	44,329	42,241
Total	3,956,880	3,954,149

Securities received	—	—
Total collateral reinvested	$3,956,880	$3,954,149

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $3,957,791 (fair value of $3,954,149) that are currently tradable securities that could be sold and used to pay for the $3,956,579 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries.  The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $18,324, $17,949 and $16,434 for the years ended December 31, 2010, 2009 and 2008, respectively.  The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $10,390, $9,654 and $9,795, for the years ended December 31, 2010, 2009 and 2008, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2010, 2009 and 2008 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4,609, $4,254 and $1,382 related to these plans for the years ended December 31, 2010, 2009 and 2008, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered.  The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered.  The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $46,373, $32,580 and $19,737 during 2010, 2009 and 2008, respectively.  Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $51,177, $40,040 and $44,122 for these services during 2010, 2009 and 2008, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $67,790, $73,721 and $74,156 for the years ended December 31, 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, respectively, the Company reported a net amount of payables to affiliates of $228,137 and $82,670.  Terms of settlement require that these amounts be settled within 90 days.  Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2010, the Company had short-term intercompany notes receivable of $270,000 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$75,500	July 19, 2011	0.35%
AEGON	69,500	December 22, 2011	0.25
AEGON	18,000	December 24, 2011	0.25
AEGON	76,000	December 27, 2011	0.25
AEGON	31,000	December 29, 2011	0.25

At December 31, 2009, the Company had short-term intercompany notes receivable of $880,200 as follows. All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
AEGON	$6,600	June 1, 2010	0.30%
AEGON	14,000	June 2, 2010	0.30
AEGON	17,700	June 15, 2010	0.30
AEGON	6,700	June 19, 2010	0.30
AEGON	39,200	June 24, 2010	0.30
AEGON	20,900	June 25, 2010	0.30
AEGON	67,600	June 26, 2010	0.30
AEGON	7,900	July 2, 2010	0.32
Transamerica Corporation	123,800	July 24, 2010	0.32
AEGON	11,700	July 27, 2010	0.32
AEGON	17,500	July 28, 2010	0.32
AEGON	89,700	July 29, 2010	0.32
AEGON	30,800	July 30, 2010	0.32
AEGON	26,100	October 29, 2010	0.22
AEGON	330,000	December 11, 2010	0.20
AEGON	70,000	December 15, 2010	0.20

During 2010, 2009 and 2008, the Company paid (received) net interest of $142, $(1,193) and $3,223, respectively, to affiliates.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $143,563 and $138,726 at December 31, 2010 and 2009, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $148,756 and $143,644, respectively.

13. Commitments and Contingencies

At December 31, 2010 and 2009, the Company has mortgage loan commitments of $37,624 and $211,491, respectively. The Company has contingent commitments for $457,326 and $686,426 as of December 31, 2010 and 2009, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $29,934 and $45,413, respectively.

There were no private placement commitments outstanding as of December 31, 2010. Private placement commitments outstanding as of December 31, 2009 were $18,000.

There were no securities being acquired on a “to be announced” (TBA) basis as of December 31, 2010.  TBA securities outstanding as of December 31, 2009 were $5,049.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying value of $210,686 and $366,806, respectively, and fair value of $208,328 and $400,679, respectively, in conjunction with these transactions. Also in conjunction with the derivative transactions, cash in the amount of $215,045 and securities in the amount of $259 were posted to the Company as of December 31, 2009, which were not included in the financials of the Company.  A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $13,309 as of December 31, 2009.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet.  The amount of cash collateral posted as of December 31, 2010 was $240,335.  In addition, securities in the amount of $104,186 were also posted to the Company as of December 31, 2010, which were not included in the financials of the Company.  In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements.  At December 31, 2010 and 2009, the Company has pledged invested assets with a carrying amount of $182,365 and $243,127, respectively, and fair value of $190,511 and $244,838, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $4,500,724 and $5,450,716 at December 31, 2010 and 2009, respectively, to the FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts.  Total reserves are equal to the funding agreements balance.  These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business.  All of the funding agreements issued to the FHLB are classified in the general account as it is a general obligation of the Company.

Collateral is required by the FHLB to support repayment of the funding agreements.  The amount of pledged collateral at December 31, 2010 and 2009 was $6,607,053 and $6,922,409, respectively.  In addition, the FHLB requires their common stock to be purchased.  The Company owns $210,250 and $252,525 of FHLB common stock at December 31, 2010 and 2009, respectively.  The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $2,034,558 and $4,201,338 as of December 31, 2010 and 2009, respectively.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants.  In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size.  The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow.  A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2010 and 2009.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2010, TFLIC had capital and surplus of $794,667.  The Company has recorded no liability for this guarantee.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships.  These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor.  The balance of the investor’s capital account covered by this transaction is $349,609 as of December 31, 2010.  The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital.  The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits.  Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2010 and 2009, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $535 and $1,105, respectively, for which it was paid a fee.  Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009.  The Company does not believe there will be an additional draw under this agreement.  However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

At December 31, 2009, the Company had entered into multiple agreements with commitment amounts of $142,425 for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which was repaid in full with interest.  This agreement was unwound during 2010, so the Company no longer holds a contingent reserve related to this agreement as of December 31, 2010.

The Company serves as guarantor for an affiliate’s guarantees of the principal value of loans made to entities which invest in certain investment funds.  There was no notional amount associated with these guarantees as of December 31, 2010 or 2009.  The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability.  There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations.  There are no expected payments associated with this guarantee.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States.  Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by AEGON.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law.  Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $37,041 and $34,814 and an offsetting premium tax benefit of $3,550 and $4,309 at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $2,465, $460 and $1,720, for the years ended December 31, 2010, 2009 and 2008, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $200,977 and $632,109 for municipal repurchase agreements as of December 31, 2010 and 2009, respectively.  The repurchase agreements are collateralized by securities with book values of $235,220 and $637,109 as of December 31, 2010 and 2009, respectively.  These securities have maturity dates that range from 2011 to 2029 and have a weighted average interest rate of 5.37%.

The Company did not participate in dollar repurchase agreements at December 31, 2010 or 2009.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2010 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	1	$1,840	$1,879	$(25)
NAIC 4	1	4,177	4,728	646
NAIC 5	4	2,453	2,590	190
NAIC 6	6	4,232	4,460	176

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2010 or for the year then ended. The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2009
Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046
Total statutory net loss per financial statements	$(6,425)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands, Except per Share amounts)

15. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)
Restatement to reflect IFLIC merger	96
Total statutory net income (loss) per financial statements	$(621,418)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 8, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 8, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

Transamerica Life Insurance Company

Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2010

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$3,920,855	$3,927,101	$3,920,855
States, municipalities and political subdivisions	1,069,997	1,081,867	1,069,997
Foreign governments	717,413	737,784	717,413
Hybrid securities	1,559,172	1,349,230	1,559,172
All other corporate bonds	39,653,906	39,880,621	39,653,906
Preferred stocks	123,925	121,878	123,925
Total fixed maturities	47,045,268	47,098,481	47,045,268

Equity securities
Common stocks:
Industrial, miscellaneous and all other	307,132	358,631	358,631
Total equity securities	307,132	358,631	358,631

Mortgage loans on real estate	8,027,115		8,027,115
Real estate	120,965		120,965
Policy loans	746,677		746,677
Other long-term investments	1,399,892		1,399,892
Cash, cash equivalents and short-term investments	1,303,081		1,303,081
Total investments	$58,950,130		$59,001,629

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information
(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	—	26,915	6,931,132	1,650,427	5,616,190	3,283,491
	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,274,091	$4,657,764

Year ended December 31, 2009
Individual life	$13,898,182	$—	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	—	22,049	5,997,868	1,900,911	1,404,938	6,767,121
	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

Year ended December 31, 2008
Individual life	$14,091,494	$—	$235,075	$1,945,171	$1,004,973	$1,663,836	$4,643,176
Individual health	2,663,242	133,885	125,768	501,797	189,285	425,938	183,199
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003
	$41,583,296	$151,651	$484,365	$7,517,944	$3,886,926	$8,338,578	$14,412,940

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance
(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	2,631,499	3,101,663	1,881,648	1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%
	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	$2,466,652	$2,799,049	$1,619,394	$1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%
	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,973,061	$240,868,442	264%

Premiums:
Individual life	$2,471,167	$2,071,576	$1,545,580	$1,945,171	79%
Individual health	573,587	205,331	133,541	501,797	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%
	$13,309,443	$7,603,032	$1,811,533	$7,517,944	24%

Part C: Other Information

Item 26.                      Exhibits

(a)	Board of Directors Resolution**
(b)	Custodian Agreements (Not Applicable)
(c)	Underwriting Contracts
i.	a. Amended and Restated Principal Underwriting Agreement 2
b.	Amendment to Underwriting Agreement 7
c.	Amendment No. 8 and Novation to Amended And Restated Principal Underwriting Agreement 13
ii.	Selected Broker Agreement 7
a.      Selected Broker Agreement 13
(d)	Contracts
i.	Specimen Variable Adjustable Life Insurance Policy**
a. Specimen Variable Adjustable Life Insurance Policy (approved effective 1-1-09)15
ii.	Term Insurance Rider**
iii.	Experience Credits Rider 9
iv.	Death Benefit Enhancement Rider 117
v.	Death Benefit Enhancement Rider 217
(e)	Application**
i.            Application 13
(f)	Depositor’s Certificate of Incorporation and By-Laws
i.	Articles of Incorporation of Transamerica Life Insurance Company 1
ii.	By-Laws of Transamerica Life Insurance Company1
(g)	Reinsurance Contracts
i.	Reinsurance Treaty dated July 1, 2002 5
(h)	Participation Agreements
i.	a. Participation Agreement regarding Fidelity Variable Insurance Products Fund 3
b. Participation Agreement regarding Fidelity Variable Insurance Products Fund II 3
c. Participation Agreement regarding Fidelity Variable Insurance Products Fund III 3
d. Amendment to Participation Agreement regarding Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II 7
e. Amendment to Participation Agreement regarding Fidelity Variable Insurance Products Fund III7
f. Amended and Restated Participation Agreement regarding Fidelity Variable Insurance Products Funds 12
g. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Fidelity Variable Insurance Products Funds 13
ii.	a. Participation Agreement regarding PIMCO Variable Insurance Trust 7
b. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust7

c. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust7
d. Amendment to Participation Agreement regarding PIMCO Variable Insurance Trust 13
e. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding PIMCO Variable Insurance Trust13
iii.	a. Participation Agreement regarding T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. 7
b. Amendment to Participation Agreement regarding T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. 7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. 13
iv.      a. Participation Agreement regarding Janus Aspen Series 4
        b. Amendment to Participation Agreement regarding Janus Aspen Series 7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Janus Aspen Series. 13
v.	a. Participation Agreement regarding INVESCO Variable Investment Funds, Inc. 7
b. Amendment to Participation Agreement regarding INVESCO Variable Investment Funds, Inc. 7
vi.           a. Participation Agreement regarding Universal Institutional Funds, Inc. 7
b. Amendment to Participation Agreement regarding Universal Institutional Funds, Inc. 7
c. Amendment to Participation Agreement regarding Universal Institutional Funds, Inc. 7
d. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Universal Institutional Funds Inc. 13
vii.           a. Participation Agreement regarding Vanguard Variable Insurance Funds 7
b. Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds7
c. Amendment to Participation Agreement regarding Vanguard Variable Insurance Funds7
d. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Vanguard Variable Insurance Funds 13
viii.	a. Participation Agreement regarding Royce Capital Fund 7
b. Amendment to Participation Agreement regarding Royce Capital Fund7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Royce Capital Fund 13
ix.	a. Participation Agreement regarding Rydex Variable Trust 7
b. Amendment to Participation Agreement regarding Rydex Variable Trust7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Rydex Variable Trust 13
x.              Participation Agreement regarding Gateway Variable Insurance Trust 7
xi.	Participation Agreement regarding First Eagle SoGen Variable Funds, Inc. 7
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding First Eagle Variable Funds, Inc. 13

2

xii.           Participation Agreement regarding Third Avenue Variable Insurance Trust 7
a. a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Third Avenue Variable Insurance Trust13
xiii.	a. Participation Agreement regarding PBHG Insurance Series Fund 7
b. Amendment to Participation Agreement regarding PBHG Insurance Series Fund7
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Old Mutual Insurance Series Fund (formerly, PBHG Insurance Series Fund) 13
xiv.           a. Participation Agreement regarding AIM Variable Insurance Funds8
        b. Amendment to Participation Agreement regarding AIM Variable Insurance Funds9
c. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding AIM Variable Insurance Funds13
xv.           Participation Agreement regarding Van Eck Worldwide Insurance Trust9
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Van Eck Worldwide Insurance Trust13
xvi.	Participation Agreement regarding American Funds Insurance Series11
a.  Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding American Funds Insurance Series13
xvii.	Participation Agreement regarding DWS Investments VIT Funds13
(a) Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding DWS Investments VIT Funds13
xviii.       Participation Agreement regarding DFA Investment Dimensions Group Inc. funds. 14
a.  Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding DFA Investment Dimensions Group Inc. funds. 14
xix.	Participation Agreement regarding Ibbotson ETF Allocation Series 14
a. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Ibbotson ETF Allocation Series 14
b.  Amendment to Participation Agreement regarding Ibbotson ETF Allocation Series 14
xx.           a. Participation Agreement regarding The Alger Portfolios 18
b. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding The Alger Portfolios 18
c.	Amendment to Participation Agreement regarding The Alger Portfolios 18
xxi.          a. Participation Agreement regarding Columbia Funds 18
b. Shareholder Information Sharing Agreement (Under Rule 22c-2(a)(2) of the Investment Company Act of 1940) regarding Columbia Funds 18
c.	Amendment to Participation Agreement regarding Columbia Funds 18
(i)	Administrative Contracts
i.	Third Party Administration and Transfer Agent Agreement 6
(j)	Other Material Contracts (Not applicable)
(k)	Legal Opinion7
(l)	Actuarial Opinion (Not Applicable)
(m)	Calculation (Not Applicable)
(n)	Other Opinions

3

i.	Consent of Ernst & Young LLP *
ii.	Consent of Sutherland Asbill & Brennan LLP *
(o)	Omitted Financial Statements (Not Applicable)
(p)	Initial Capital Agreements (Not Applicable)
(q)	Redeemability Exemption
i.	Memorandum describing issuance, transfer and redemption procedures7
ii.	Memorandum describing issuance, transfer and redemption procedures dated February 1, 200510
iii.	Memorandum describing issuance, transfer and redemption procedures12
iv.	Updated memorandum describing issuance, transfer and redemption procedures16
(r) Power of Attorney
i.	Power of Attorney for Craig D. Vermie 13
ii.	Power of Attorney for Arthur C. Schneider 13
iii.	Power of Attorney for Brenda K. Clancy 13
iv.	Power of Attorney for Eric J. Martin 13
v.	Power of attorney for Mark W. Mullin15
vi.	Power of attorney for Kenneth Kilbane15
vii.	Power of attorney for Karen R. Wright*

* Filed herewith.
** Incorporated herein by reference to Initial Filing of this Form N-6 registration statement filed on October 9, 2003. (File No. 333-109579).

1 Incorporated herein by reference to Initial Filing of Form N-4 registration statement filed on June 11, 2001. (File No. 333-62738)
2 Incorporated herein by reference to the Initial Filing of Form N-4 registration statement filed on August 29, 2002. (File No. 333-98891)
3 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement filed December 6, 1996. (File No. 333-07509)
4 Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 registration statement filed April 28, 2000. (File No. 333-26209)
5 Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-6 registration statement filed April 21, 2003. (File No. 333-57681)
6 Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-6 registration statement filed February 4, 2003. (File No. 333-57681)
7 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 registration statement filed January 16, 2004. (File No. 333-109579)
8 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form S-6 registration statement filed December 23, 1999. (File No. 333-87023)
9 Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 registration statement filed April 30, 2004.  (File No. 333-109579)
10 Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-6 registration statement filed February 24, 2005.  (File No. 333-109579)
11 Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-6 registration statement filed April 29, 2005. (File No. 333-109579)

4

12 Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-6 registration statement filed April 27, 2006 (File No. 333-109579)
13 Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-6 registration statement filed April 27, 2007 (File No. 333-109579)
14 Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-6 registration statement filed April 28, 2008 (File No. 333-109579)
15 Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-6 registration statement filed October 31, 2008 (File No. 333-109579)
16 Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-6 registration statement filed July 10, 2009 (File No. 333-109579)
17 Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-6 registration statement filed March 1, 2010 (File No. 333-109579)
18 Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-6 registration statement filed April 28, 2010 (File No. 333-109579)

Item 27.                      Directors and Officers of the Depositor

Name	Principal Business Address	Position
Mark W. Mullin	(1)	Chief Executive Officer and Director
Craig D. Vermie	(1)	Director, General Counsel, Senior Vice President and Secretary
Arthur C. Schneider	(1)	Chief Tax Officer, Director and Senior Vice President
Brenda K. Clancy	(1)	Chairman of the Board, Director and President
Eric J. Martin	(1)	Corporate Controller and Senior Vice President
Darryl D. Button	(1)	Chief Financial Officer, Director and Executive Vice President
Karen R. Wright	(2)	Treasurer and Vice President

(1) 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001
(2) 400 West Market Street, Louisville, KY 40202

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

5

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada
AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock.  TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.
Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

6

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.2543%) ; Monumental Life Insurance Company (9.7457%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

7

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

8

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership
FD TLIC, LIMITED LIABILITY COMPANY	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

9

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

10

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

11

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ~~I~~NG USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXVIII, LLC	Real estate investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Managing Member - Garnet Community Investments XXIX, LLC	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

12

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda
Partners are:  Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON:  XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.
Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

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PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

14

Retirement Project Oakmont	California
General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner).  General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.
Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Investor Member: Monumental Life Insurance Company	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

15

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company
To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

16

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

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Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member
Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

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WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.0181%);  Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                      Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a

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court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                      Principal Underwriters

(a)           Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3,  Separate Account VUL A, Separate Account VL; Separate Account VUL-1; Separate Account VUL-2; Separate Account VUL-4; Separate Account VUL-5; Separate Account VUL-6; and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B.  These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, and Separate Account VL E.  This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

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Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)           Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
David W. Hopewell	(1)	Director
Thomas A. Swank	(1)	Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer, Executive Vice President and Chief Marketing Officer
David R. Paulsen	(2)	Executive Vice President and Chief Sales Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Margaret A. Cullem-Fiore	(4)	Assistant Vice President
Elizabeth Belanger	(5)	Assistant Vice President
John Fischer	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Wesley J. Hodgson	(2)	Assistant Vice President
Shelly A. Mossman	(1)	Assistant Vice President
Christy Rissin	(4)	Assistant Vice President

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Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Amy Angle	(3)	Assistant Secretary
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Lisa A. Wachendorf	(1)	Assistant Vice President
Karen R. Wright	(3)	Treasurer

(1)     4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)     4600 S Syracuse St, Suite 1100, Denver, CO  80237-2719
(3)     400 West Market Street, Louisville, KY  40202
(4)     570 Carillon Parkway, St. Petersburg, FL  33716
(5)     4 Manhattanville Rd., Purchase, NY 10577

(c)       Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc. (1)	$399,732.50	None	N/A	N/A

(1)       Fiscal Year 2010

Item 31.                      Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica Life Insurance Company, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 32.                      Management Services (Not Applicable)

Item 33.                      Fee Representation

Transamerica Life Insurance Company ("Transamerica Life") hereby represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cedar Rapids, and State of Iowa, on the 28th day of April, 2011.

TRANSAMERICA CORPORATE SEPARATE
ACCOUNT SIXTEEN
(Registrant)

By _____________________________________________
Name: Brenda Clancy*
Title:  President, Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE COMPANY
(Depositor)

By _____________________________________________
Name:  Brenda Clancy*
Title:  President

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Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
____________________________	Chief Executive Officer and Director	04/28/11
Mark W. Mullin*

____________________________	Director, General Counsel, Senior Vice	04/28/11
Craig D. Vermie*	President and Secretary

____________________________	Chief Tax Officer, Director and	04/28/11
Arthur C. Schneider*	Senior Vice President

____________________________	Chairman of the Board, Director and	04/28/11
Brenda K. Clancy*	President

____________________________	Corporate Controller and Senior Vice	04/28/11
Eric J. Martin*	President

____________________________	Chief Financial Officer, Director and	04/28/11
Darryl D. Button*	Executive Vice President

____________________________	Treasurer and Vice President	04/28/11
Karen R. Wright*

/s/ Karen J. Epp *Signed by Karen J. Epp as Attorney in Fact

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EXHIBIT INDEX

Item 26(n)	i.	Consent of Ernst & Young LLP
	ii.	Consent of Sutherland Asbill & Brennan LLP
Item 26(r)	vii.	Power of Attorney for Karen R. Wright

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[Transamerica Life Insurance Company Letterhead]

April 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Life Insurance Company Transamerica Corporate Separate Account Sixteen File Nos. 333-109579/811-21440 Post-Effective Amendment No. 17

Dear Commissioners:

On behalf of Transamerica Life Insurance Company and Transamerica Corporate Separate Account Sixteen (the “Account”), we are transmitting for filing a conformed electronic format copy of post-effective amendment number 17 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable adjustable life insurance policies ("Policies").  This filing has been marked to show changes from the last post-effective amendment for the Policy and includes fund information, minor clarifying or stylistic changes and other non-material updates and improvements.

This Amendment is filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.  As counsel, I represent that this amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that rule.

If you have any questions concerning this filing, please do not hesitate to call the undersigned at (319) 355-6115.

Very truly yours,

/S/  Karen J. Epp, Esq.
Karen J. Epp

Enclosures